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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                   	Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Bond VCT Portfolio
                 Schedule of Investments  3/31/2009 (unaudited)

PrincipalFloating
Amount ($Rate (c)                                                     Value
                 CONVERTIBLE CORPORATE BONDS - 0.8 %
                 Consumer Services - 0.3 %
                 Casinos & Gaming - 0.3 %
181,000          Scientific Games Corp., 0.75%, 12/1/24        $     166,068
                 Total Consumer Services                       $     166,068
                 Banks - 0.1 %
                 Regional Banks - 0.1 %
95,000           National City Corp., 4.0%, 2/1/11             $      86,569
                 Total Banks                                   $      86,569
                 Telecommunication Services - 0.4 %
                 Integrated Telecommunications Services - 0.4 %
280,000          Qwest Communications International, Inc., 3.5%$     258,300
                 Total Telecommunication Services              $     258,300
                 TOTAL CONVERTIBLE CORPORATE BONDS             $     510,937
                 (Cost  $441,443)

                 CONVERTIBLE PREFERRED STOCKS - 0.4 %
                 Diversified Financials - 0.3 %
                 Diversified Financial Services - 0.3 %
475              Bank of America Corp., 7.25%, 12/31/49        $     201,638
                 Total Diversified Financials                  $     201,638
                 Insurance - 0.1 %
                 Life & Health Insurance - 0.1 %
4,800            Delphi Financial Group, Inc., 7.376%, 5/15/37 $      57,984
                 Total Insurance                               $      57,984
                 TOTAL CONVERTIBLE PREFERRED STOCKS            $     259,622
                 (Cost  $455,877)

                 ASSET BACKED SECURITIES - 2.8 %
                 Materials - 0.3 %
                 Steel - 0.3 %
103,897    0.62  CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/$      62,727
17,647     0.62  CXHE 2006-A AV2, Floating Rate Note, 6/25/36         16,818
100,000    0.96  RASC 2005-KS7 M1, Floating Rate Note, 8/25/35        76,557
                                                               $     156,102
                 Total Materials                               $     156,102
                 Consumer Services - 0.2 %
                 Restaurants - 0.2 %
200,000    0.00  Dunkin Brands Master Finance LLC,  8.28%, 6/20$     131,212
                 Total Consumer Services                       $     131,212
                 Food & Drug Retailing - 0.1 %
                 Food Retail - 0.1 %
155,000    0.00  Dominos Pizza Master Issuer LLC, 7.629%, 4/25/$      69,750
                 Total Food & Drug Retailing                   $      69,750
                 Banks - 1.9 %
                 Thrifts & Mortgage Finance - 1.9 %
50,000     0.92  Carrington Mortgage Loan Trust, Floating Rate $      38,242
100,000    0.62  Carrington Mortgage Loan Trust, Floating Rate        68,886
190,000    1.03  Countrywide Asset Backed Certificates, Floatin      155,090
43,403           Countrywide Asset Backed Certificates, 5.069%        40,026
223,000    0.94  Countrywide Asset Backed Certificates, Floatin      206,202
162,335    0.81  FBR Securitization Trust, 2.76188%, 9/25/35         133,641
42,338     0.71  FFML 2006-FF4 A2, Floating Rate Note,  3/25/36       26,922
13,296     1.06  First Franklin Mortgage Loan Asset Backed Cert
                      Floating Rate Note 9/24/34                      11,080
41,617     0.63  Fremont Home Loan Trust, Floating Rate Note, 2       36,981
53,691     0.78  GSAMP Trust, Floating Rate Note, 11/25/35            47,293
69,784     0.95  GSAMP Trust, Floating Rate Note, 3/25/35             63,249
135,790    0.00  Local Insight Media Finance LLC, 5.88%, 10/23/      101,694
59,238     0.93  Morgan Stanley Capital, Inc., Floating Rate No       56,966
84,933     0.57  Morgan Stanley Ixis Real Estate, Floating Rate       77,495
171,683    0.00  SASC 2007-BC4 A3, Floating Rate Note, 11/25/37      137,086
                                                               $   1,200,853
                 Total Banks                                   $   1,200,853
                 Diversified Financials - 0.3 %
                 Consumer Finance - 0.1 %
70,362     0.64  Nomura Home Equity Trust, Floating Rate Note, $      64,417
                 Diversified Finance Services - 0.0 %
27,000     0.96  Asset Backed Securities Corp., Floating Rate N$      20,614
                 Investment Banking & Brokerage - 0.1 %
110,000    0.68  MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37$      63,039
                 Specialized Finance - 0.1 %
70,000     0.00  SLMA 2004-10 A6B, Floating Rate Note, 4/27/26 $      53,200
                 Total Diversified Financials                  $     201,270
                 TOTAL ASSET BACKED SECURITIES                 $   1,759,187
                 (Cost  $2,079,753)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6 %
                 Commercial Services & Supplies - 0.1 %
                 Diversified Support Services - 0.1 %
70,000           CW Capital Cobalt, Ltd., 5.174%, 8/15/48      $      59,552
                 Total Commercial Services & Supplies          $      59,552
                 Banks - 5.0 %
                 Diversified Banks - 0.1 %
55,528     5.67  RALI 2005-QA10 A41, 5.7412%, 9/25/35          $      31,034
                 Thrifts & Mortgage Finance - 4.9 %
287,787          Chase Mortgage Finance Corp., 5.5%, 5/25/37   $     247,816
255,325          Countrywide Alternative Loan Trust, 6.0%, 6/25      164,525
350,000          GMAC Commercial Mortgage Securities, Inc., 4.8      267,415
175,000          GS Mortgage Securities Corp. II, 7.12%, 11/18/      174,575
73,593     0.92  IMPAC CMB Trust, Floating Rate Note, 11/25/35        50,053
9,320      0.92  IMPAC Securities Assets Corp., Floating Rate N        4,344
122,375    0.87  IMPAC Securities Assets Corp., Floating Rate N       83,406
200,000          JPMorgan Mortgage Trust, 4.5%, 8/25/19              192,856
259,250          JPMorgan Mortgage Trust, 6.0%, 8/25/34              231,867
100,000          JPMCC 2002-C3 B, 5.146%, 7/12/35                     93,257
91,632           Master Asset Securitization Trust, 5.5%, 11/25       83,418
154,534          Residential Funding Mortgage Securities I, Inc      130,793
250,000    5.54  SASC 2007 BHC1 A1, Floating Rate Note, 12/18/4       21,515
60,000           SBA CMBS Trust, 6.709%, 11/15/36                     52,200
40,000           T SRA R 2006-1 B, 5.7467%, 10/15/36                  24,000
315,000          TSTAR 2006-1A A, 5.668%, 10/15/36                   249,890
400,000          Wachovia Bank Commercial Mortgage Trust, 4.803      319,934
134,983          WAMU Mortgage Pass-Through Certificate, 4.5%,       128,801
186,652    0.75  WAMU Mortgage Pass-Through Certificate, Floati       75,980
100,000          WBCMT 2003-C9 B, 5.109%, 12/15/35                    74,788
215,277          Wells Fargo Mortgage Backed Securities, 5.0%,       205,993
189,551          Wells Fargo Mortgage Backed Securities, 5.0%,       173,794
17,057           Wells Fargo Mortgage Backed Securities, 5.25%,       16,849
                                                               $   3,068,069
                 Total Banks                                   $   3,099,103
                 Diversified Financials - 2.2 %
                 Diversified Finance Services - 1.9 %
130,000    6.48  Chase Commercial Mortgage Securities Corp., Fl$     129,159
140,784          CMSI 2006-1 3A1, 5.0%, 2/25/36                      103,815
150,000          Crown Castle Towers LLC, 4.878%, 6/15/35            141,000
16,457           First Horizon Mortgage Pass-Through Trust, 5.0       16,405
171,871          JPMorgan Alternative Loan Trust, 6.0%, 3/25/36      123,976
299,705          Master Alternative Loans Trust, 6.0%, 7/25/34       253,063
38,427           Morgan Stanley Capital Trust I, 5.25%, 12/25/1       37,736
14,652           Morgan Stanley Capital Trust I, 7.0%, 7/25/33        12,656
56,423     0.62  Residential Accredit Loans, Inc., Floating Rat       38,960
5,300            Salomon Brothers Mortgage Securities, 8.0%, 9/        4,636
300,000          Tower 2004-2A F, 6.376%, 12/15/14                   295,500
                                                               $   1,156,906
                 Investment Banking & Brokerage - 0.3 %
160,000          Banc of America Commercial Mortgage, Inc., 4.8$     125,196
9,189,689        MSDWC 2000-1345 X, 0.7259%, 9/3/15                   78,932
                                                               $     204,128
                 Total Diversified Financials                  $   1,361,034
                 Real Estate - 0.5 %
                 Mortgage Real Estate Investment Trusts - 0.5 %
298,984          CS First Boston Mortgage Securities Corp., 3.5$     276,365
30,659           CS First Boston Mortgage Securities Corp., 7.0       16,883
                                                               $     293,248
                 Total Real Estate                             $     293,248
                 Government - 3.8 %
                 Government - 3.8 %
1,295,071        Fannie Mae-Aces, 6.3%, 4/25/19                $   1,378,648
44,868           Federal Home Loan Bank, 5.0%, 1/15/16                45,553
250,000          FHR 3211 PB, 5.5%, 2/15/33                          261,083
150,000          Freddie Mac, 3.8%, 1/15/18                          150,951
119,019          Freddie Mac, 5.0%, 8/15/35                          121,692
350,000          Freddie Mac, 5.5%, 7/15/28                          356,851
40,924           Freddie Mac, 6.1%, 9/15/18                           40,928
                                                               $   2,355,706
                 Total Government                              $   2,355,706
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS     $   7,168,643
                 (Cost  $8,050,896)

                 CORPORATE BONDS - 32.8 %
                 Energy - 5.1 %
                 Integrated Oil & Gas - 0.4 %
60,000           Marathon Oil Corp., 5.9%, 3/15/18             $      54,780
215,000          Petro-Canada, 4.0%, 7/15/13                         196,836
                                                               $     251,616
                 Oil & Gas Drilling - 0.7 %
380,000          Transocean Sedco Forex, Inc., 1.5%, 12/15/37  $     325,850
100,000          Transocean Sedco Forex, Inc., 1.625%, 12/15/37       91,875
                                                               $     417,725
                 Oil & Gas Equipment & Services - 0.4 %
100,000    0.00  Sevan Marine ASA, Floating Rate Note, 5/14/13 $      48,000
195,000          Weatherford International, Ltd., 9.625%, 3/1/1      201,691
                                                               $     249,691
                 Oil & Gas Exploration & Production - 0.8 %
135,000          Canadian National Resource, ltd., 5.9%, 2/1/18$     120,929
60,000           Chesapeake Energy Corp., 9.5%, 2/15/15               58,350
50,000           Denbury Resources, Inc., 9.75%, 3/1/16               48,250
138,945          Gazprom International SA, 7.201%, 2/01/20           121,230
100,000          TNK-BP Finance SA, 6.625%, 3/20/17 (144A)            66,000
65,000           TNK-BP Finance SA, 7.5%, 7/18/16 (144A)              47,125
                                                               $     461,884
                 Oil & Gas Refining & Marketing - 0.4 %
200,000          Spectra Energy Capital, 6.2%, 4/15/18         $     184,601
70,000           Valero Energy Corp., 9.375%, 3/15/19                 72,266
                                                               $     256,867
                 Oil & Gas Storage & Transporation - 2.4 %
50,000           Boardwalk Pipelines LLC, 5.5%, 2/1/17         $      41,971
90,000           Buckeye Partners LP, 6.05%, 1/15/18                  78,345
220,000          DCP Midstream, 9.75%, 3/15/19                       218,109
125,000          Holly Energy Partners LP, 6.25%, 3/1/15              92,500
250,000          Kinder Morgan Energy, Inc., 5.95%, 2/15/18          227,616
250,000          NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)            238,815
200,000          Plains All America Pipeline L.P., 6.125%, 1/15      169,931
265,000          Questar Pipeline Co., 5.83%, 2/1/18                 245,338
185,000    7.20  Southern Union Co., 7.2%, 11/1/66                    92,500
100,000          Trans-Canada Pipelines, Ltd., 7.125%, 1/15/09       104,341
                                                               $   1,509,466
                 Total Energy                                  $   3,147,249
                 Materials - 1.5 %
                 Aluminum - 0.2 %
285,000          Novelis, Inc., 7.25%, 2/15/15                 $     114,000
                 Fertilizers & Agricultural Chemicals - 0.9 %
350,000          Agrium, Inc., 6.75%, 1/15/19                  $     326,111
220,000          Potash Corp. Saskatchewan, 4.875%, 3/1/13           216,133
                                                               $     542,244
                 Steel - 0.4 %
260,000          ArcelorMittal, 6.125%, 6/1/18                 $     188,097
80,000           Commercial Metals Co., 7.35%, 8/15/18                62,432
                                                               $     250,529
                 Total Materials                               $     906,773
                 Capital Goods - 2.6 %
                 Aerospace & Defense - 0.6 %
190,000          Boeing Co., 5.125%, 2/15/13 (b)               $     195,648
215,000          Esterline Technology Corp., 6.625%, 3/1/17          192,425
                                                               $     388,073
                 Building Products - 0.1 %
220,000          C10 Capital SPV, Ltd., Floating Rate Note, 12/$      77,053
                 Electrical Component & Equipment - 0.8 %
205,000          Anixter International Corp., 5.95%, 3/1/15    $     157,850
395,000          Belden CDT, Inc., 7.0%, 3/15/17                     323,900
                                                               $     481,750
                 Industrial Conglomerates - 0.4 %
215,000          Tyco Electronics Group SA, 6.55%, 10/1/17     $     162,694
40,000           Tyco International Group SA, 8.5%, 1/15/19           41,288
                                                               $     203,982
                 Trading Companies & Distributors - 0.7 %
50,000           Ace Hardware Corp., 9.125%, 6/1/16 (144A)     $      41,000
340,000          GATX Financial Corp., 6.0%, 2/15/18                 276,168
210,000          Glencore Funding LLC, 6.0%, 4/15/14 (144A)           94,272
                                                               $     411,440
                 Total Capital Goods                           $   1,562,298
                 Commercial Services & Supplies - 0.4 %
                 Office Services & Supplies - 0.4 %
225,000          Pitney Bowes, Inc., 5.6%, 3/15/18             $     220,503
                 Total Commercial Services & Supplies          $     220,503
                 Transportation - 1.1 %
                 Railroads - 1.1 %
135,000          Burlington Sante Fe Corp., 5.75%, 3/15/08     $     133,234
75,000           Burlington Sante Fe Corp., 7.0%, 2/1/14              80,262
235,000          Kansas City Southern Mex, 7.625%, 12/1/13           190,350
305,000          Union Pacific Corp., 5.7%, 8/15/18                  290,311
                                                               $     694,157
                 Total Transportation                          $     694,157
                 Automobiles & Components - 0.2 %
                 Auto Parts & Equipment - 0.2 %
490,000          Lear Corp., 8.75%, 12/1/16                    $     100,450
                 Total Automobiles & Components                $     100,450
                 Consumer Durables & Apparel - 0.3 %
                 Household Appliances - 0.3 %
255,000          Whirlpool Corp., 5.5%, 3/1/13                 $     209,918
                 Total Consumer Durables & Apparel             $     209,918
                 Consumer Services - 0.4 %
                 Education Services - 0.4 %
150,000          President & Fellows of Harvard, 3.7%, 4/1/13  $     148,845
105,000          President & Fellows of Harvard, 6.3%, 10/1/37       114,137
                                                               $     262,982
                 Total Consumer Services                       $     262,982
                 Media - 0.7 %
                 Broadcasting - 0.2 %
165,000          Grupo Telivisa S.A., 6.0%, 5/15/18 (144A)     $     149,497
                 Cable & Satellite - 0.5 %
100,000          British Sky Broadcasting, 6.1%, 2/15/18 (144A)$      87,017
135,000          Comcast Corp., 5.3%, 1/15/14                        131,064
50,000           Time Warner Cable, Inc., 8.25%, 4/1/19               51,381
35,000           Time Warner Cable, Inc., 8.75, 2/14/19               37,164
                                                               $     306,626
                 Total Media                                   $     456,123
                 Retailing - 0.3 %
                 Specialty Stores - 0.3 %
215,000          Sally Holdings, 9.25%, 11/15/14 (144A) (b)    $     203,713
                 Total Retailing                               $     203,713
                 Food, Beverage & Tobacco - 2.1 %
                 Agricultural Products - 0.4 %
250,000          Cargill, Inc., 5.2%, 1/22/13 (144A)           $     244,614
                 Brewers - 0.7 %
140,000          Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/$     139,594
280,000          Miller Brewing Co., 5.5%, 8/15/13 (144A)            269,683
                                                               $     409,277
                 Distillers & Vintners - 0.4 %
265,000          Constellation Brands, Inc., 8.375%, 12/15/14  $     266,325
                 Soft Drinks - 0.5 %
280,000          Bottling Group LLC, 5.0%, 11/15/13            $     294,336
                 Tobacco - 0.1 %
100,000          UST, Inc., 5.75%, 3/1/18                      $      87,643
                 Total Food, Beverage & Tobacco                $   1,302,195
                 Health Care Equipment & Services - 0.6 %
                 Health Care Facilities - 0.3 %
235,000          HCA, Inc., 9.625%, 11/15/16                   $     187,413
                 Managed Health Care - 0.3 %
195,000          United Health Group, Inc., 4.875%, 2/15/13    $     189,927
                 Total Health Care Equipment & Services        $     377,340
                 Pharmaceuticals & Biotechnology - 0.5 %
                 Biotechnology - 0.5 %
335,000          Biogen Idec, Inc., 6.0%, 3/1/13               $     339,480
                 Total Pharmaceuticals & Biotechnology         $     339,480
                 Banks - 2.8 %
                 Diversified Banks - 0.9 %
220,000          Barclays Plc, 6.05%, 12/4/17                  $     173,010
210,000          Wachovia Corp., 5.75%, 6/15/17                      187,405
200,000          Wells Fargo Co., 4.375%, 1/31/13                    186,410
                                                               $     546,825
                 Regional Banks - 1.9 %
250,000          American Express Bank FSB, 5.5%, 4/16/13      $     215,623
55,000           Keycorp, 6.5%, 5/14/13                               53,671
145,000          Mellon Funding Corp., 5.5%, 11/15/18                132,497
250,000          PNC Bank N.A., 6.0%, 12/7/17                        229,647
100,000    8.25  PNC Funding Corp., Floating Rate Note, 5/29/49       55,000
250,000          Sovereign Bancorp, 8.75%, 5/30/18                   201,250
210,000          Wachovia Bank N.A., 6.0%, 11/15/17                  183,220
100,000          Wells Fargo Capital, 9.75%, 12/29/49 (b)             73,000
45,000           Zions BanCorp., 5.5%, 11/16/15                       29,282
                                                               $   1,173,190
                 Total Banks                                   $   1,720,015
                 Diversified Financials - 5.1 %
                 Asset Management & Custody Banks - 0.3 %
205,000          Eaton Vance Corp., 6.5%, 10/2/17              $     175,872
                 Consumer Finance - 1.2 %
335,000          American General Finance, 6.9%, 12/15/17      $     117,413
305,000          American Honda Finance Corp., 6.7%, 10/1/13 (1      298,484
200,000          Caterpillar Financial, 7.05%, 10/1/18               187,079
415,000    4.00  SLM Corp., Floating Rate Note, 7/25/14              170,395
                                                               $     773,371
                 Diversified Finance Services - 0.7 %
550,000          JPMorgan Chase & Co., 7.9%, 4/29/49           $     353,452
45,921           Power Receivables Finance LLC, 6.29%, 1/1/12 (       44,941
                                                               $     398,393
                 Investment Banking & Brokerage - 1.5 %
915,000    5.79  Goldman Sachs Capital, Floating Rate Note, 12/$     380,952
200,000          Merrill Lynch & Co., 5.45%, 2/5/13                  163,952
380,000          Morgan Stanley Dean Witter, Floating Rate Note      362,333
                                                               $     907,237
                 Specialized Finance - 1.4 %
320,000          CIT Group, Inc., 7.625%, 11/30/12             $     235,530
364,064          Coso Geothermal Power, 7.0%, 7/15/26 (144A)         296,093
155,000          International Lease Finance Corp., 6.375%, 3/2       85,653
180,000          National Rural Utilities Corp., 5.45%, 2/1/18       164,541
75,000           National Rural Utilities Corp., 10.375%, 11/1/       86,828
                                                               $     868,645
                 Total Diversified Financials                  $   3,123,518
                 Insurance - 1.9 %
                 Life & Health Insurance - 0.2 %
180,000          Prudential Financial, Inc., 5.15%, 1/15/13    $     133,791
                 Multi-Line Insurance - 0.4 %
115,000          Leucadia National Corp., 7.125%, 3/15/17 (144A$      78,775
275,000          Liberty Mutual Group, 7.0%, 3/15/37 (144A)           99,121
100,000          Liberty Mutual Group, 7.3%, 6/15/14 (144A)           79,052
65,000    10.75  Liberty Mutual Group, Floating Rate Note, 6/15       31,850
                                                               $     288,798
                 Property & Casualty Insurance - 0.6 %
365,000          Hanover Insurance Group, Inc., 7.625%, 10/15/2$     248,200
255,000          Kingsway America, Inc., 7.5%, 2/1/14                165,138
                                                               $     413,338
                 Reinsurance - 0.7 %
145,000          Berkshire Hathway, Inc., 5.0%, 8/15/13 (b)    $     149,111
140,000   14.00  MBIA, Inc., Floating Rate Note, 1/15/33  (144A       43,400
370,000          Platinum Underwriters HD, 7.5%, 6/1/17              234,895
                                                               $     427,406
                 Total Insurance                               $   1,263,333
                 Real Estate - 1.3 %
                 Diversified Real Estate Activities - 0.3 %
270,000          WEA Finance LLC, 7.125%, 4/15/18              $     210,946
                 Real Estate Operating Companies - 0.3 %
250,000          Forest City Enterprises, Inc., 6.5%, 2/1/17   $      92,500
150,000          Forest City Enterprises, Inc., 7.625%, 6/1/15        64,500
                                                               $     157,000
                 Retail Real Estate Investment Trusts - 0.3 %
185,000          Trustreet Properties, Inc., 7.5%, 4/1/15      $     182,243
                 Specialized Real Estate Investment Trusts - 0.4 %
260,000          Health Care, Inc., 6.0%, 11/15/13             $     207,811
55,000           Ventas Realty Capital Corp., 7.125%, 6/1/15 (1       49,500
                                                               $     257,311
                 Total Real Estate                             $     807,500
                 Software & Services - 0.3 %
                 Data Processing & Outsourced Services - 0.3 %
370,000          First Data Corp., 9.875%, 9/24/15 (144A)      $     216,450
                 Total Software & Services                     $     216,450
                 Technology Hardware & Equipment - 0.2 %
                 Electronic Equipment & Instruments - 0.2 %
135,000          Agilent Technologies, Inc., 6.5%, 11/1/17     $     110,622
                 Total Technology Hardware & Equipment         $     110,622
                 Semiconductors - 0.3 %
                 Semiconductor Equipment - 0.3 %
200,000          Klac Instruments Corp., 6.9%, 5/1/18          $     158,092
                 Total Semiconductors                          $     158,092
                 Telecommunication Services - 1.0 %
                 Integrated Telecommunication Services - 1.0 %
155,000          Embarq Corp., 7.082%, 6/1/16                  $     139,500
10,000           Telecom Italia Capital SA, 4.875%, 10/1/10            9,785
175,000          Verizon Communications, Inc., 8.75%, 11/1/18        200,232
250,000          Windstream Corp., 8.125%, 8/1/13                    246,250
                                                               $     595,767
                 Total Telecommunication Services              $     595,767
                 Utilities - 4.1 %
                 Electric Utilities - 2.6 %
100,000          CenterPoint Energy Houston Electric LLC, 7.0%,$     104,395
30,000           Commonwealth Edison Co., 6.15%, 9/15/17              28,510
95,047           Crocket Cogeneration LP, 5.869%, 3/30/25 (144A       72,404
90,000           Entergy Gulf States, 5.7%, 6/1/15                    83,366
96,470           FPL Energy National Wind LLC, 6.125%, 3/25/19        85,045
148,080          FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (      133,272
200,000          Israel Electric Corp., 7.25%, 1/15/19 (144A)        200,750
60,000           Neveda Power Co., 6.5%, 8/1/18                       57,425
315,000          New York State Gas and Electric Corp., 6.15%,       289,344
46,019           Orcal Geothermal, 6.21%, 12/30/20 (144A)             35,368
185,000          Public Service of New Mexico, 7.95%, 5/15/18        162,338
40,000           Southern California Edison Co., 5.75%, 3/15/14       43,249
235,000          TXU Energy Co., 10.25%, 11/1/15                     117,500
225,000          West Penn Power Co., 5.95%, 12/15/17                203,830
                                                               $   1,616,796
                 Gas Utilities - 0.3 %
255,000          Nakilat, Inc., 6.267%, 12/31/33 (144A)        $     171,559
                 Independent Power Producer & Energy Traders - 0.9 %
235,000          Intergen NV, 9.0%, 6/30/17                    $     212,675
140,000          Kiowa Power Partners LLC, 5.737%, 3/30/21 (144      106,656
160,000          Panoche Energy Center LLC, 6.885%, 7/31/29 (14      130,210
142,087    0.00  Tenaska Alabama LP, 7.0%, 6/30/21 (144A)            109,622
                                                               $     559,163
                 Multi-Utilities - 0.3 %
65,000           Dominion Resources, Inc., 6.4%, 6/15/18       $      64,832
160,000          NSG Holdings LLC, 7.75%, 12/15/25 (144A)            126,400
                                                               $     191,232
                 Total Utilities                               $   2,538,750
                 TOTAL CORPORATE BONDS                         $  20,317,228
                 (Cost  $24,092,306)

                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.5 %
500,000          Farmer Mac GTD, 5.125%, 4/19/17 (144A)        $     555,450
250,000          Federal Home Loan Bank, 4.0%, 2/12/10               256,489
100,882          Federal Home Loan Mortgage Corp., 5.0%, 12/1/2      104,831
535,536          Federal Home Loan Mortgage Corp., 5.0%, 12/1/3      553,720
303,000          Federal Home Loan Mortgage Corp., 5.0%, 12/14/      292,572
258,535          Federal Home Loan Mortgage Corp., 5.0%, 9/1/22      268,373
250,000          Federal Home Loan Mortgage Corp., 5.25%, 4/3/1      250,597
127,481          Federal Home Loan Mortgage Corp., 5.5%, 12/1/3      132,686
77,631           Federal Home Loan Mortgage Corp., 5.5%, 3/1/37       80,638
163,200          Federal Home Loan Mortgage Corp., 5.5%, 9/1/33      170,067
45,865           Federal Home Loan Mortgage Corp., 6.0% 10/1/32       48,196
48,011           Federal Home Loan Mortgage Corp., 6.0%, 1/1/34       50,362
71,847           Federal Home Loan Mortgage Corp., 6.0%, 11/1/3       75,499
208,998          Federal Home Loan Mortgage Corp., 6.0%, 11/1/3      219,621
24,637           Federal Home Loan Mortgage Corp., 6.0%, 12/1/3       25,889
83,984           Federal Home Loan Mortgage Corp., 6.0%, 12/1/3       88,253
117,459          Federal Home Loan Mortgage Corp., 6.0%, 2/1/33      123,429
459,227          Federal Home Loan Mortgage Corp., 6.0%, 3/1/33      482,283
116,613          Federal Home Loan Mortgage Corp., 6.5% 4/1/32       123,868
29,405           Federal Home Loan Mortgage Corp., 6.5%, 1/1/29       31,307
51,980           Federal Home Loan Mortgage Corp., 6.5%, 10/1/3       55,246
21,400           Federal Home Loan Mortgage Corp., 6.5%, 2/1/32       22,744
14,043           Federal Home Loan Mortgage Corp., 6.5%, 3/1/11       14,574
6,240            Federal Home Loan Mortgage Corp., 6.5%, 3/1/32        6,628
15,364           Federal Home Loan Mortgage Corp., 6.5%, 4/1/31       16,329
38,801           Federal Home Loan Mortgage Corp., 6.5%, 7/1/32       41,215
67,200           Federal Home Loan Mortgage Corp., 7.0%, 10/1/4       70,574
8,972            Federal Home Loan Mortgage Corp., 7.0%, 2/1/31        9,713
13,464           Federal Home Loan Mortgage Corp., 7.0%, 3/1/32       14,642
1,258            Federal Home Loan Mortgage Corp., 7.0%, 4/1/30        1,362
17,804           Federal Home Loan Mortgage Corp., 7.0%, 4/1/32       19,274
0                Federal Home Loan Mortgage Corp., 7.0%, 7/1/31            0
17,610           Federal Home Loan Mortgage Corp., 7.0%, 8/1/22       18,495
48,703           Federal Home Loan Mortgage Corp., 7.0%, 9/1/22       51,150
16,402           Federal Home Loan Mortgage Corp., 7.5%, 8/1/31       17,761
597,281          Federal National Mortgage Association, 4.0%, 3      602,583
92,100           Federal National Mortgage Association, 4.0%, 7       94,455
458,530          Federal National Mortgage Association, 4.5%, 3      479,447
149,157          Federal National Mortgage Association, 4.5%, 4      154,483
1,072,406        Federal National Mortgage Association, 4.79%,     1,117,882
762,498          Federal National Mortgage Association, 5.0%, 1      797,588
103,595          Federal National Mortgage Association, 5.0%, 2      107,569
929,894          Federal National Mortgage Association, 5.0%, 3      962,658
125,291          Federal National Mortgage Association, 5.0%, 7      130,626
186,949          Federal National Mortgage Association, 5.5%, 1      195,285
133,725          Federal National Mortgage Association, 5.5%, 1      139,210
521,998          Federal National Mortgage Association, 5.5%, 2      547,170
7,783            Federal National Mortgage Association, 5.5%, 2        8,087
141,550          Federal National Mortgage Association, 5.5%, 3      148,616
125,645          Federal National Mortgage Association, 5.5%, 3      131,158
218,966          Federal National Mortgage Association, 5.5%, 4      229,370
130,665          Federal National Mortgage Association, 5.5%, 6      136,492
97,225           Federal National Mortgage Association, 5.5%, 6      102,076
308,383          Federal National Mortgage Association, 5.5%, 7      322,135
444,155          Federal National Mortgage Association, 5.5%, 9      466,326
204,957          Federal National Mortgage Association, 5.5%, 9      213,620
131,004          Federal National Mortgage Association, 5.9% 7/      138,739
60,766           Federal National Mortgage Association, 6.0% 6/       63,798
19,911           Federal National Mortgage Association, 6.0%, 1       20,992
13,711           Federal National Mortgage Association, 6.0%, 1       14,407
25,769           Federal National Mortgage Association, 6.0%, 1       27,070
30,049           Federal National Mortgage Association, 6.0%, 1       31,567
61,649           Federal National Mortgage Association, 6.0%, 1       64,764
153,138          Federal National Mortgage Association, 6.0%, 1      160,874
35,922           Federal National Mortgage Association, 6.0%, 1       36,868
28,762           Federal National Mortgage Association, 6.0%, 1       30,251
84,481           Federal National Mortgage Association, 6.0%, 4       88,749
28,805           Federal National Mortgage Association, 6.0%, 6       29,996
98,885           Federal National Mortgage Association, 6.0%, 7      103,695
68,036           Federal National Mortgage Association, 6.0%, 9       71,643
76,781           Federal National Mortgage Association, 6.0%, 9       80,516
29,440           Federal National Mortgage Association, 6.5%, 1       31,321
35,464           Federal National Mortgage Association, 6.5%, 1       37,685
3,050            Federal National Mortgage Association, 6.5%, 1        3,242
27,981           Federal National Mortgage Association, 6.5%, 1       29,734
29,941           Federal National Mortgage Association, 6.5%, 1       31,929
16,967           Federal National Mortgage Association, 6.5%, 2       18,029
17,453           Federal National Mortgage Association, 6.5%, 3       18,549
64,834           Federal National Mortgage Association, 6.5%, 3       68,815
16,594           Federal National Mortgage Association, 6.5%, 3       17,634
62,923           Federal National Mortgage Association, 6.5%, 4       66,786
20,392           Federal National Mortgage Association, 6.5%, 7       21,650
38,999           Federal National Mortgage Association, 6.5%, 7       41,393
168,756          Federal National Mortgage Association, 6.5%, 7      178,590
35,043           Federal National Mortgage Association, 6.5%, 8       37,238
76,207           Federal National Mortgage Association, 6.5%, 8       80,886
29,815           Federal National Mortgage Association, 6.5%, 8       31,645
15,366           Federal National Mortgage Association, 6.5%, 9       16,309
1,130            Federal National Mortgage Association, 7.0%, 1        1,220
12,971           Federal National Mortgage Association, 7.0%, 1       13,978
16,811           Federal National Mortgage Association, 7.0%, 3       17,430
16,401           Federal National Mortgage Association, 7.0%, 5       17,237
6,426            Federal National Mortgage Association, 7.0%, 7        6,925
13,333           Federal National Mortgage Association, 7.0%, 8       14,416
20,492           Federal National Mortgage Association, 7.0%, 9       22,149
38,294           Federal National Mortgage Association, 7.0%, 9       41,369
7,715            Federal National Mortgage Association, 7.5%, 2        8,354
3,531            Federal National Mortgage Association, 8.0%, 1        3,839
23,027           Federal National Mortgage Association, 8.0%, 1       25,032
29,965           Federal National Mortgage Association, 8.0%, 2       32,612
4,664            Federal National Mortgage Association, 8.0%, 2        5,095
3,255            Federal National Mortgage Association, 8.0%, 2        3,556
84,546           Federal National Mortgage Association, 8.0%, 3       92,363
3,524            Federal National Mortgage Association, 8.0%, 4        3,830
6,989            Federal National Mortgage Association, 8.0%, 5        7,598
12,809           Federal National Mortgage Association, 8.0%, 7       13,925
13,148           Federal National Mortgage Association, 9.5%, 2       14,469
240,000          Financing Corp., 10.35%, 8/3/18                     371,358
64,215           Government National Mortgage Association I, 6.       67,603
171,513          Government National Mortgage Association II, 5      180,116
519,702          Government National Mortgage Association II, 5      541,669
152,541          Government National Mortgage Association II, 5      159,903
377,360          Government National Mortgage Association II, 6      394,678
105,758          Government National Mortgage Association II, 6      110,694
30,899           Government National Mortgage Association II, 6       32,415
71,964           Government National Mortgage Association II, 6       75,499
14,969           Government National Mortgage Association II, 6       15,974
6,527            Government National Mortgage Association II, 7        6,998
36,125           Government National Mortgage Association II, 7       38,707
19,624           Government National Mortgage Association II, 7       20,974
410,394          Government National Mortgage Association, 4.5%      429,024
119,771          Government National Mortgage Association, 4.5%      122,805
141,352          Government National Mortgage Association, 4.5%      147,504
244,346          Government National Mortgage Association, 4.5%      250,612
82,956           Government National Mortgage Association, 5.0%       87,028
124,041          Government National Mortgage Association, 5.0%      130,187
136,565          Government National Mortgage Association, 5.0%      142,142
199,844          Government National Mortgage Association, 5.0%      210,602
143,587          Government National Mortgage Association, 5.0%      150,329
121,101          Government National Mortgage Association, 5.0%      127,620
112,846          Government National Mortgage Association, 5.0%      117,524
363,304          Government National Mortgage Association, 5.5%      379,749
121,562          Government National Mortgage Association, 5.5%      126,950
217,122          Government National Mortgage Association, 5.5%      226,747
81,047           Government National Mortgage Association, 5.5%       85,226
87,294           Government National Mortgage Association, 5.5%       91,245
139,839          Government National Mortgage Association, 5.5%      146,169
166,673          Government National Mortgage Association, 5.5%      175,930
249,451          Government National Mortgage Association, 5.5%      257,633
89,089           Government National Mortgage Association, 5.5%       93,885
126,670          Government National Mortgage Association, 5.5%      132,404
210,243          Government National Mortgage Association, 5.5%      219,759
53,015           Government National Mortgage Association, 5.72       55,672
96,598           Government National Mortgage Association, 5.72      101,440
50,098           Government National Mortgage Association, 6.0%       52,542
191,244          Government National Mortgage Association, 6.0%      201,155
60,433           Government National Mortgage Association, 6.0%       63,603
49,326           Government National Mortgage Association, 6.0%       51,914
18,098           Government National Mortgage Association, 6.0%       19,048
40,077           Government National Mortgage Association, 6.0%       42,179
129,802          Government National Mortgage Association, 6.0%      137,414
82,354           Government National Mortgage Association, 6.0%       86,674
176,360          Government National Mortgage Association, 6.0%      186,702
123,143          Government National Mortgage Association, 6.0%      129,525
121,034          Government National Mortgage Association, 6.0%      127,625
162,047          Government National Mortgage Association, 6.0%      170,040
3,352            Government National Mortgage Association, 6.0%        3,536
90,894           Government National Mortgage Association, 6.0%       95,376
58,615           Government National Mortgage Association, 6.0%       61,862
60,193           Government National Mortgage Association, 6.0%       62,937
201,948          Government National Mortgage Association, 6.0%      213,325
18,961           Government National Mortgage Association, 6.0%       19,729
71,655           Government National Mortgage Association, 6.0%       75,271
81,488           Government National Mortgage Association, 6.0%       85,402
142,659          Government National Mortgage Association, 6.0%      149,696
68,640           Government National Mortgage Association, 6.0%       72,240
366,528          Government National Mortgage Association, 6.0%      384,608
70,297           Government National Mortgage Association, 6.5%       73,927
53,599           Government National Mortgage Association, 6.5%       57,070
30,793           Government National Mortgage Association, 6.5%       32,788
12,377           Government National Mortgage Association, 6.5%       13,178
138,507          Government National Mortgage Association, 6.5%      147,797
18,985           Government National Mortgage Association, 6.5%       20,260
17,399           Government National Mortgage Association, 6.5%       18,526
8,612            Government National Mortgage Association, 6.5%        9,203
8,363            Government National Mortgage Association, 6.5%        8,877
50,443           Government National Mortgage Association, 6.5%       53,127
9,912            Government National Mortgage Association, 6.5%       10,439
14,601           Government National Mortgage Association, 6.5%       15,528
13,147           Government National Mortgage Association, 6.5%       13,982
74,342           Government National Mortgage Association, 6.5%       79,428
29,495           Government National Mortgage Association, 6.5%       31,511
24,003           Government National Mortgage Association, 6.5%       25,558
14,008           Government National Mortgage Association, 6.5%       14,753
25,403           Government National Mortgage Association, 6.5%       27,141
20,680           Government National Mortgage Association, 6.5%       22,070
8,254            Government National Mortgage Association, 6.5%        8,788
38,432           Government National Mortgage Association, 6.5%       40,921
10,937           Government National Mortgage Association, 6.5%       11,631
20,432           Government National Mortgage Association, 6.5%       21,730
9,951            Government National Mortgage Association, 6.5%       10,583
35,115           Government National Mortgage Association, 6.5%       37,389
41,285           Government National Mortgage Association, 6.5%       43,908
34,820           Government National Mortgage Association, 6.5%       37,075
13,668           Government National Mortgage Association, 6.5%       14,571
8,855            Government National Mortgage Association, 7.0%        9,495
11,200           Government National Mortgage Association, 7.0%       12,039
22,926           Government National Mortgage Association, 7.0%       24,601
20,353           Government National Mortgage Association, 7.0%       21,886
2,664            Government National Mortgage Association, 7.0%        2,864
24,203           Government National Mortgage Association, 7.0%       25,971
6,008            Government National Mortgage Association, 7.0%        6,462
26,311           Government National Mortgage Association, 7.0%       28,233
13,149           Government National Mortgage Association, 7.0%       14,110
13,372           Government National Mortgage Association, 7.0%       14,383
56,110           Government National Mortgage Association, 7.0%       59,961
15,554           Government National Mortgage Association, 7.0%       16,720
30,077           Government National Mortgage Association, 7.0%       32,249
16,488           Government National Mortgage Association, 7.0%       17,724
6,347            Government National Mortgage Association, 7.0%        6,823
11,062           Government National Mortgage Association, 7.0%       11,898
2,685            Government National Mortgage Association, 7.0%        2,880
3,670            Government National Mortgage Association, 7.5%        3,949
2,232            Government National Mortgage Association, 7.5%        2,391
3,072            Government National Mortgage Association, 7.5%        3,294
7,707            Government National Mortgage Association, 7.5%        8,314
19,294           Government National Mortgage Association, 7.5%       20,813
1,511            Government National Mortgage Association, 7.5%        1,629
938              Government National Mortgage Association, 7.5%        1,012
1                Government National Mortgage Association, 7.5%            1
3,312            Government National Mortgage Association, 7.5%        3,556
3,787            Government National Mortgage Association, 7.75        4,090
1,222            Government National Mortgage Association, 8.0%        1,321
189,298          New Valley Generation I, 7.299%, 3/15/19            208,228
250,000          Tennessee Valley Authority, 4.75%, 8/1/13           268,801
95,000           U.S. Treasury Bonds, 3.875%, 5/15/18                104,797
847,000          U.S. Treasury Bonds, 6.25%, 8/15/23               1,114,334
135,000          U.S. Treasury Bonds, 7.25%, 5/15/16                 177,915
100,000          U.S. Treasury Notes, 1.125%, 1/15/12                100,063
555,000          U.S. Treasury Notes, 4.5%, 5/15/38 (b)              647,963
500,000          U.S. Treasury Notes, 6.375%, 8/15/27                688,906
600,000          U.S. Treasury Strip, 0.0%, 5/15/17                  475,915
                                                               $  26,985,961
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS      $  26,985,961
                 (Cost  $25,691,273)

                 FOREIGN GOVERNMENT BONDS - 0.8 %
250,000          Aid-Egypt, 4.45%, 9/15/15                     $     265,680
135,000          Bank of Korea Import/Export 8.125%, 1/21/14         139,540
90,000           Korea Development Bank, 5.3%, 1/17/13                83,484
                                                               $     488,704
                 TOTAL FOREIGN GOVERNMENT BONDS                $     488,704
                 (Cost  $466,460)

                 MUNICIPAL BONDS - 1.1 %
                 Municipal General - 0.2 %
135,000          State of California, 5.75%, 4/1/31            $     132,523
                 Municipal Higher Education - 0.9 %
275,000          California State University Revenue, 5.0%, 11/$     259,001
275,000          Conneticut State Health & Education, 5.0%, 7/1      277,811
                                                               $     536,812
                 TOTAL MUNICIPAL BONDS                         $     669,335
                 (Cost  $671,976)

                 SENIOR FLOATING RATE LOAN INTERESTS - 4.3 %**
                 Materials - 0.5 %
                 Paper Packaging - 0.5 %
195,029    3.55  Graham Packaging Co., Ltd., 2.25%, 10/7/11    $     167,299
197,045    3.55  Graphic Packaging International, Inc., 2.75%,       173,400
                                                               $     340,699
                 Total Materials                               $     340,699
                 Capital Goods - 0.3 %
                 Aerospace & Defense - 0.2 %
222,410    4.47  Aeroflex, Inc., 3.75%, 8/15/14                $     143,454
                 Construction & Farm Machinery & Heavy Trucks - 0.1 %
57,314     8.00  Accuride Corp., 2.0%, 1/31/12                 $      33,003
                 Total Capital Goods                           $     176,457
                 Commercial Services & Supplies - 0.2 %
                 Environmental & Facilities Services - 0.2 %
197,487    2.57  Synagro Technologies, Inc., 2.00%, 4/2/14     $     122,936
                 Total Commercial Services & Supplies          $     122,936
                 Transportation - 0.0 %
                 Air Freight & Couriers - 0.0 %
15,083     4.53  TNT Logistics, 0.10%, 11/4/13                 $       7,542
45,304     3.52  TNT Logistics, 2.5%, 11/4/13                         22,652
                                                               $      30,194
                 Total Transportation                          $      30,194
                 Automobiles & Components - 0.2 %
                 Tires & Rubber - 0.2 %
205,000    2.28  Goodyear Tire & Rubber Co., 1.5%, 4/30/14     $     146,063
                 Total Automobiles & Components                $     146,063
                 Consumer Durables & Apparel - 0.1 %
                 Housewares & Specialties - 0.1 %
58,950     3.72  Jarden Corp., 2.5%, 1/24/12                   $      53,581
                 Total Consumer Durables & Apparel             $      53,581
                 Consumer Services - 0.2 %
                 Casinos & Gaming - 0.2 %
50,000     5.25  Fontaineblue Las Vegas, 3.25%, 5/17/14        $      10,167
100,000    4.53  Fontaineblue Las Vegas, 3.25%, 6/6/14                20,333
31,673     3.94  Gateway Casinos & Entertainment, DD 2.5%, 9/30       14,506
156,385    3.94  Gateway Casinos & Entertainment, 2.5%, 9/30/14       71,624
                                                               $     116,630
                 Total Consumer Services                       $     116,630
                 Media - 0.4 %
                 Broadcasting - 0.3 %
90,000     4.44  Intelsat Jackson Holdings, Ltd., 3.0%, 2/1/14 $      66,347
200,000    2.77  Univision Communication, Inc., 2.25%, 9/29/14       104,875
                                                               $     171,222
                 Cable & Satellite - 0.1 %
62,465     2.75  Knology, Inc., 2.25%, 6/30/12                 $      52,731
                 Total Media                                   $     223,953
                 Retailing - 0.1 %
                 Internet Retail - 0.1 %
90,000     4.23  Ticketmaster Corp., 3.25%, 7/25/14            $      79,650
                 Total Retailing                               $      79,650
                 Health Care Equipment & Services - 1.0 %
                 Health Care Equipment - 0.2 %
162,658    4.74  Talecris Biotherapeutics, Inc., 3.0%, 12/6/13 $     148,018
                 Health Care Facilities - 0.4 %
106,551    3.44  CHS/Community Health Systems, Inc., 2.25%, 7/2$      92,353
5,436      2.77  CHS/Community Health Systems, Inc., 2.25%, 7/2        4,711
95,601     3.47  HCA, Inc., 2.25%, 11/18/13                           81,572
74,386     2.27  Psychiatric Solutions, Inc., 1.75%, 7/2/12           66,250
                                                               $     244,886
                 Health Care Services - 0.2 %
194,639    2.77  Catalent Pharma Solutions, Inc., 2.25%, 4/10/1$     123,596
                 Health Care Supplies - 0.2 %
94,800     4.47  Bausch & Lomb, Inc., 3.25%, 4/24/15           $      81,409
24,000     3.55  Bausch & Lomb, Inc., 3.25%, 4/24/15 Delayed Dr       20,610
                                                               $     102,019
                 Total Health Care Equipment & Services        $     618,519
                 Pharmaceuticals & Biotechnology - 0.1 %
                 Life Sciences Tools & Services - 0.1 %
79,600     5.25  Life Technologies Corp., TLB, 3.0% 6/11/16    $      78,970
                 Total Pharmaceuticals & Biotechnology         $      78,970
                 Diversified Financials - 0.2 %
                 Diversified Financial Services - 0.2 %
148,500    2.92  Metavante Corp., 1.75%, 11/1/14               $     133,205
                 Total Diversified Financials                  $     133,205
                 Software & Services - 0.2 %
                 IT Consulting & Other Services - 0.2 %
148,106    2.70  Sungard Data Systems, Inc., 1.75%, 2/28/14    $     126,260
                 Total Software & Services                     $     126,260
                 Semiconductors - 0.3 %
                 Semiconductor Equipment - 0.3 %
54,967     3.34  Flextronics Semiconductor DD, 2.25%, 10/1/14  $      35,925
191,283    3.68  Flextronics Semiconductor, 2.25%, 10/1/14           125,017
                                                               $     160,942
                 Total Semiconductors                          $     160,942
                 Telecommunication Services - 0.2 %
                 Integrated Telecommunications Services - 0.2 %
10,236     4.22  Telesat Canada, Inc., DD, 3.0%, 10/31/14      $       8,997
119,176    4.16  Telesat Canada, Inc., 3.0%, 10/31/14                104,748
                                                               $     113,745
                 Total Telecommunication Services              $     113,745
                 Utilities - 0.3 %
                 Electric Utilities - 0.2 %
147,750    4.03  Texas Competitive Electric Holdings Co., LLC, $      98,023
                 Independent Power Producer & Energy Traders - 0.1 %
88,430     4.10  Calpine Corp., 2.25%, 3/31/14                 $      67,790
                 Total Utilities                               $     165,813
                 TOTAL SENIOR FLOATING RATE LOAN INTERESTS     $   2,687,617
                 (Cost  $3,458,897)

                 TEMPORARY CASH INVESTMENTS - 1.9 %
                 Securities Lending Collateral  - 1.9 % (d)
                 Certificates of Deposit:
   29,462        Abbey National Plc, 1.58%, 8/13/09            $      29,462
   29,461        Bank of Nova Scotia, 1.58%, 5/5/09                   29,461
   47,115        Bank of Scotland NY, 1.45%, 6/5/09                   47,115
   53,032        Barclays Bank, 1.13%, 5/27/09                        53,032
   53,032        DnB NOR Bank ASA NY, 1.5%, 6/5/09                    53,032
   53,974        Intesa SanPaolo S.p.A., 1.03%, 5/22/09               53,974
    3,417        Nordea NY, 0.52%, 4/9/09                              3,417
   44,193        Royal Bank of Canada NY, 1.44%, 8/7/09               44,193
   53,032        Svenska Bank NY, 1.73%, 7/8/09                       53,032
   58,924        CBA, 1.31%, 7/16/09                                  58,924
   58,924        Societe Generale, 1.75%, 9/4/09                      58,924
   58,924        U.S. Bank NA, 1.35%, 8/24/09                         58,924
                                                               $     543,490
                 Commercial Paper:
   58,924        Monumental Global Funding, Ltd., 1.64%, 8/17/09      58,924
   29,462        CME Group, Inc., 1.44%, 8/6/09                       29,462
   57,863        American Honda Finance Corp., 1.29%, 7/14/09         57,863
   58,924        HSBC Bank, Inc., 1.64%, 8/14/09                      58,924
   14,731        IBM, 1.47%, 9/25/09                                  14,731
   53,032        MetLife Global Funding, 1.71%, 6/12/09               53,032
   53,032        New York Life Global, 1.37%, 9/4/09                  53,032
   50,085        Westpac Banking Corp., 0.94%, 6/1/09                 50,085
                                                               $     376,053
                 Tri-party Repurchase Agreements:
  176,772        Deutsche Bank, 0.21%, 4/1/09                  $     176,772
   49,030        Barclays Capital Markets, 0.2%, 4/1/09               49,030
                                                               $     225,802
Shares
                 Money Market Mutual Fund:
  58,924         JPMorgan, U.S. Government Money Market Fund   $      58,924
                                                               $     58,924
                 Total Securities Lending Collateral           $   1,204,270
                 TOTAL TEMPORARY CASH INVESTMENTS              $   1,204,270
                 (Cost  $1,204,270)
                 TOTAL INVESTMENT IN SECURITIES - 100.0 %      $  62,051,504
                 (Cost  $66,613,151)(a)
                 OTHER ASSETS AND LIABILITIES - 0.0 %          $       5,306
                 TOTAL NET ASSETS - 100.0 %                    $  62,056,810

       *         Non-income producing security.

  (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2009, the value of these securities amounted to $4,458,838 or 7.2% of total net assets.

      ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
                 Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $66,846,018 was as follows:

                 Aggregate gross unrealized gain for all investments
                 in which there is an excess of value over tax $  1,628,561

                 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over va (6,423,075)

                 Net unrealized loss                           $ (4,794,514)

     (b)         At March 31, 2009, the following securities were out on loan:

Principal
Amount ($)                        Description                         Value
 140,000         Berkshire Hathway, Inc., 5.0%, 8/15/13        $    144,863
 100,000         Boeing Co., 5.125%, 2/15/13                        103,627
 200,000         C10 Capital SPV, Ltd., Floating Rate Note, 12/3     73,446
 212,000         Sally Holdings, 9.25%, 11/15/14 (144A)             208,278
 500,000         U.S. Treasury Notes, 4.5%, 5/15/38                 592,993
  91,000         Wells Fargo Capital, 9.75%, 12/29/49                66,553
                 Total                                         $  1,189,760

     (c) Debt obligation with a variable interest rate. Rate shown is rate at period end.

     (d)         Security lending collateral is managed by Credit Suisse.

                 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

                 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                 Level 1 - quoted prices in active markets for identical securities
                 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
Other Financial
                                                                in
SecuritieInstruments
Level 1 - Quoted Prices                                        $  260,562
Level 2 - Other Significant Observable Inputs                   61,769,427
Level 3 - Significant Unobservable Inputs                         21,515
Total                                                          $62,051,504
0


                 Following is a reconciliation of assets valued using
significant
                 unobservable inputs (Level 3):
                                                                Investments
                                                                in Securities
                 Balance as of 12/31/08                        $     83,143
                 Realized gain (loss)                                     0
                 Change in net unrealized appreciation (deprecia    (61,628)
                 Net purchases (sales)                                    0
                 Transfers in and out of Level 3                          0
                 Balance as of 3/31/09                         $     21,515




         Pioneer Cullen Value VCT Portfolio
         Schedule of Investments  3/31/09 (unaudited)

Shares                                                          Value
         COMMON STOCKS - 86.3 %
         Energy - 4.6 %
         Integrated Oil & Gas - 0.9 %
9,800    Gazprom (A.D.R.) *                                  $ 145,530
         Oil & Gas Drilling - 1.8 %
11,300   ENSCO International, Inc.                           $ 298,320
         Oil & Gas Exploration & Production - 1.9 %
7,100    Devon Energy Corp.                                  $ 317,299
         Total Energy                                        $ 761,149
         Materials - 2.0 %
         Construction Materials - 0.5 %
12,125   Cemex SA (A.D.R.) * (b)                             $ 75,781
         Diversified Metals & Mining - 1.0 %
20,310   Anglo American Plc                                  $ 173,244
         Forest Products - 0.5 %
2,850    Weyerhaeuser Co.                                    $ 78,575
         Total Materials                                     $ 327,600
         Capital Goods - 12.6 %
         Aerospace & Defense - 5.5 %
12,100   Raytheon Co.                                        $ 471,174
10,150   United Technologies Corp.                             436,247
                                                             $ 907,421
         Heavy Electrical Equipment - 1.0 %
11,850   ABB, Ltd. *                                         $ 165,189
         Industrial Conglomerates - 2.9 %
9,600    3M Co.                                              $ 477,312
         Industrial Machinery - 3.2 %
13,750   ITT Corp.                                           $ 528,963
         Total Capital Goods                                 $2,078,885
         Transportation - 3.0 %
         Air Freight & Couriers - 1.3 %
4,750    FedEx Corp.                                         $ 211,328
         Railroads - 1.7 %
5,350    Canadian National Railway Co.                       $ 189,658
3,050    Canadian Pacific Railway Ltd.                         90,372
                                                             $ 280,030
         Total Transportation                                $ 491,358
         Automobiles & Components - 1.5 %
         Auto Parts & Equipment - 1.5 %
12,050   BorgWarner, Inc.                                    $ 244,615
         Total Automobiles & Components                      $ 244,615
         Media - 2.7 %
         Movies & Entertainment - 2.7 %
24,500   The Walt Disney Co.                                 $ 444,920
         Total Media                                         $ 444,920
         Retailing - 1.4 %
         Home Improvement Retail - 1.4 %
10,000   Home Depot, Inc.                                    $ 235,600
         Total Retailing                                     $ 235,600
         Food, Beverage & Tobacco - 16.0 %
         Agricultural Products - 2.8 %
4,500    Archer Daniels Midland Co.                          $ 125,010
6,100    Bunge Ltd. (b)                                        345,565
                                                             $ 470,575
         Distillers & Vintners - 1.6 %
5,900    Diageo Plc (A.D.R.)                                 $ 264,025
         Packaged Foods & Meats - 11.6 %
10,150   General Mills, Inc.                                 $ 506,282
22,500   Kraft Foods, Inc.                                     501,525
12,680   Nestle SA (A.D.R.)                                    428,736
24,100   Unilever N.V.                                         472,360
                                                             $1,908,903
         Total Food, Beverage & Tobacco                      $2,643,503
         Household & Personal Products - 3.0 %
         Household Products - 3.0 %
10,650   Kimberly-Clark Corp.                                $ 491,072
         Total Household & Personal Products                 $ 491,072
         Health Care Equipment & Services - 2.1 %
         Health Care Equipment - 2.1 %
10,600   Covidien Ltd.                                       $ 352,344
         Total Health Care Equipment & Services              $ 352,344
         Pharmaceuticals & Biotechnology - 14.0 %
         Pharmaceuticals - 14.0 %
8,450    Astrazeneca Plc (A.D.R.)                            $ 299,553
27,550   Bristol-Myers Squibb Co.                              603,896
14,150   Eli Lilly & Co.                                       472,752
12,450   GlaxoSmithKline Plc                                   386,822
10,350   Johnson & Johnson                                     544,410
                                                             $2,307,433
         Total Pharmaceuticals & Biotechnology               $2,307,433
         Diversified Financials - 3.5 %
         Diversified Finance Services - 3.5 %
20,000   Bank of America Corp.                               $ 136,400
16,850   J.P. Morgan Chase & Co.                               447,873
                                                             $ 584,273
         Total Diversified Financials                        $ 584,273
         Insurance - 3.3 %
         Property & Casualty Insurance - 3.3 %
13,000   Chubb Corp.                                         $ 550,160
         Total Insurance                                     $ 550,160
         Software & Services - 3.8 %
         Systems Software - 3.8 %
34,900   Oracle Corp. *                                      $ 630,643
         Total Software & Services                           $ 630,643
         Technology Hardware & Equipment - 4.8 %
         Communications Equipment - 1.5 %
20,900   Nokia Corp. (A.D.R.)                                $ 243,903
         Computer Hardware - 2.7 %
14,100   Hewlett-Packard Co.                                 $ 452,046
         Technology Distributors - 0.6 %
5,100    Arrow Electronics, Inc. *                           $ 97,206
         Total Technology Hardware & Equipment               $ 793,155
         Telecommunication Services - 7.8 %
         Integrated Telecom Services - 6.0 %
19,000   AT&T Corp.                                          $ 478,800
16,550   Verizon Communications, Inc.                          499,810
                                                             $ 978,610
         Wireless Telecommunication Services - 1.8 %
17,350   Vodafone Group Plc (A.D.R.) *                       $ 302,237
         Total Telecommunication Services                    $1,280,847
         TOTAL COMMON STOCKS
         (Cost  $19,193,970)                                $14,217,557

Principal
Amount
         TEMPORARY CASH INVESTMENTS -  2.7%
         Securities Lending Collateral  - 2.7% (c)
         Certificates of Deposit:
10,862   Abbey National Plc, 1.58%, 8/13/09                  $ 10,862
10,862   Bank of Nova Scotia, 1.58%, 5/5/09                    10,862
17,371   Bank of Scotland NY, 1.45%, 6/5/09                    17,371
19,552   Barclays Bank, 1.13%, 5/27/09                         19,552
19,552   DnB NOR Bank ASA NY, 1.5%, 6/5/09                     19,552
19,900   Intesa SanPaolo S.p.A., 1.03%, 5/22/09                19,900
1,260    Nordea NY, 0.52%, 4/9/09                              1,260
16,293   Royal Bank of Canada NY, 1.44%, 8/7/09                16,293
19,552   Svenska Bank NY, 1.73%, 7/8/09                        19,552
21,725   CBA, 1.31%, 7/16/09                                   21,725
21,725   Societe Generale, 1.75%, 9/4/09                       21,725
21,725   U.S. Bank NA, 1.35%, 8/24/09                          21,725
                                                             $200,378
         Commercial Paper:
21,725   Monumental Global Funding, Ltd., 1.64%, 8/17/09       21,725
10,862   CME Group, Inc., 1.44%, 8/6/09                        10,862
21,334   American Honda Finance Corp., 1.29%, 7/14/09          21,334
21,725   HSBC Bank, Inc., 1.64%, 8/14/09                       21,725
5,431    IBM, 1.47%, 9/25/09                                   5,431
19,552   MetLife Global Funding, 1.71%, 6/12/09                19,552
19,552   New York Life Global, 1.37%, 9/4/09                   19,552
18,466   Westpac Banking Corp., 0.94%, 6/1/09                  18,466
                                                             $138,646
         Tri-party Repurchase Agreements:
65,174   Deutsche Bank, 0.21%, 4/1/09                        $ 65,174
18,077   Barclays Capital Markets, 0.2%, 4/1/09                18,077
                                                             $ 83,251
Shares
         Money Market Mutual Fund:
21,725   JPMorgan, U.S. Government Money Market Fund         $ 21,725
         Total Securities Lending Collateral                 $444,000
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $444,000)                                    $ 444,000

         TOTAL INVESTMENT IN SECURITIES - 89.0%
         (Cost  $19,637,970)(a)                             $14,661,557
         OTHER ASSETS AND LIABILITIES - 11.0%               $1,814,580
         TOTAL NET ASSETS - 100.0%                          $16,476,137

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $19,699,681 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost  $365,932

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (5,404,056)

         Net unrealized loss                               $(5,038,124)

(b)      At March 31, 2009, the following securities were out on loan:

Shares                         Security                         Value
6,000    Bunge Ltd.                                          $ 339,900
12,000   Cemex SA (A.D.R.) *                                   75,000
                                                             $ 414,900

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities
         Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                              Investments
                                                            in Securities
Level 1 - Quoted Prices                                      $14,239,282
Level 2 - Other Significant Observable Inputs                 422,275
Level 3 - Significant Unobservable Inputs                        0
Total                                                        $14,661,557

          Pioneer Emerging Markets VCT Portfolio
          Schedule of Investments  3/31/09 (unaudited)

Shares                                                            Value
          PREFERRED STOCKS - 2.1 %
          Media - 1.1 %
          Cable & Satellite - 1.1 %
89,880    Net Servicos de Comunicacao SA *                    $  655,391
          Total Media                                         $  655,391
          Banks - 1.0 %
          Diversified Banks - 1.0 %
54,675    Itau Unibanco Banco Multiplo SA (b)                 $  605,712
          Total Banks                                         $  605,712
          TOTAL PREFERRED STOCKS
          (Cost  $1,555,076)                                  $ 1,261,103

          COMMON STOCKS - 94.8 %
          Energy - 15.4 %
          Coal & Consumable Fuels - 1.4 %
627,500   Indo Tambangraya Megah Pt                           $  535,213
445,000   Yanzhou Coal Mining Co., Ltd.  *  (b)                  320,566
                                                              $  855,779
          Integrated Oil & Gas - 10.0 %
1,119,400 China Petroleum & Chemical Corp.                    $  718,151
78,000    Gazprom (A.D.R.) *                                    1,145,871
22,200    Lukoil Holding Co. (A.D.R.) *                          836,940
108,400   Petrobras Brasileiro SA (A.D.R.)                      2,655,800
30,400    Sasol Ltd. (A.D.R.)                                    880,080
                                                              $ 6,236,842
          Oil & Gas Equipment & Services - 1.0 %
29,800    Tenaris SA (A.D.R.)                                 $  601,066
          Oil & Gas Exploration & Production - 1.4 %
885,100   CNOOC Ltd.                                          $  877,573
          Oil & Gas Refining & Marketing - 1.6 %
16,100    Reliance Industries Ltd. (G.D.R.) (144A) *          $  966,036
          Total Energy                                        $ 9,537,296
          Materials - 16.6 %
          Construction Materials - 2.0 %
179,012   Pretoria Portland Cement Co.                        $  595,039
1,443,700 PT Indocement Tunggal Prakarsa Tbk                     654,789
                                                              $ 1,249,828
          Diversified Metals & Mining - 4.2 %
155,380   Companhia Vale do Rio Doce (A.D.R.)                 $ 1,752,686
22,600    Freeport-McMoRan Copper & Gold, Inc. (Class B)         861,286
                                                              $ 2,613,972
          Fertilizers & Agricultural Chemicals - 1.0 %
77,500    Israel Chemicals, Ltd.                              $  637,074
          Gold - 5.0 %
21,900    Anglogold Ashanti Ltd. (A.D.R.)  (b)                $  805,044
47,800    Gold Fields Ltd. *                                     537,955
55,500    Harmony Gold Mining Co., Ltd. *                        600,733
70,100    IAMGOLD Corp.                                          599,355
752,075   Zijin Mining Group Co., Ltd.                           535,868
                                                              $ 3,078,955
          Precious Metals & Minerals - 3.4 %
54,600    Compania de Minas Buenaventura S.A.A.               $ 1,309,308
46,000    Impala Platinum Holdings Ltd.                          772,364
                                                              $ 2,081,672
          Steel - 1.0 %
36,600    Kumba Iron Ore Ltd.                                 $  636,029
          Total Materials                                     $ 10,297,530
          Capital Goods - 8.0 %
          Aerospace & Defense - 0.9 %
12,200    Elbit Systems Ltd.                                  $  578,521
          Construction & Engineering - 5.2 %
188,082   Aveng Ltd.                                          $  518,726
529,300   China Communications Construction Co., Ltd. (b)        580,792
1,007,500 China Railway Group Ltd. *                             589,163
449,400   China Railways Construction Corp. *                    586,999
13,800    Hyundai Engineering & Construction Co., Ltd. *         597,098
81,500    Murray & Roberts Holdings, Ltd.                        350,126
                                                              $ 3,222,904
          Heavy Electrical Equipment - 1.0 %
19,700    Bharat Heavy Electricals Ltd.                       $  589,650
          Industrial Conglomerates - 0.9 %
166,100   Keppel Corp.                                        $  553,319
          Total Capital Goods                                 $ 4,944,394
          Transportation - 0.9 %
          Marine - 0.9 %
620,200   China Shipping Development Co., Ltd. *  (b)         $  587,729
          Total Transportation                                $  587,729
          Automobiles & Components - 1.5 %
          Automobile Manufacturers - 1.0 %
485,300   PT Astra International Tbk                          $  603,846
          Motorcycle Manufacturers - 0.5 %
15,400    Hero Honda Motors Ltd. *                            $  327,018
          Total Automobiles & Components                      $  930,864
          Consumer Durables & Apparel - 3.4 %
          Apparel, Accessories & Luxury Goods - 0.9 %
890,100   Anta Sports Products, Ltd. *                        $  585,803
          Homebuilding - 0.9 %
140,540   Cyrela Brazil Realty S.A. *                         $  560,141
          Household Appliances - 1.6 %
45,390    Woongjin Coway Co., Ltd. *                          $  991,225
          Total Consumer Durables & Apparel                   $ 2,137,169
          Media - 0.7 %
          Advertising - 0.7 %
67,500    Focus Media Holding Ltd. *  (b)                     $  459,000
          Total Media                                         $  459,000
          Retailing - 3.1 %
          Department Stores - 3.1 %
92,400    Lojas Renner S.A. *                                 $  574,201
1,595,600 New World Department Store China Ltd. *                691,923
632,900   Parkson Retail Group Ltd. (b)                          648,551
                                                              $ 1,914,675
          Total Retailing                                     $ 1,914,675
          Food & Drug Retailing - 1.9 %
          Food Retail - 0.9 %
59,100    X-5 Retail Group NV (G.D.R.) *  (b)                 $  594,667
          Hypermarkets & Supercenters - 1.0 %
22,200    Brasil Distr Pao Acu (A.D.R.) *  (b)                $  601,176
          Total Food & Drug Retailing                         $ 1,195,843
          Food, Beverage & Tobacco - 0.9 %
          Packaged Foods & Meats - 0.9 %
17,900    Wimm-Bill-Dann * (b)                                $  569,399
          Total Food, Beverage & Tobacco                      $  569,399
          Household & Personal Products - 3.9 %
          Household Products - 1.9 %
133,500   Hindustan Unilever, Ltd. *                          $  629,857
5,100     LG Household & Health Care Ltd. *                      562,944
                                                              $ 1,192,801
          Personal Products - 2.0 %
1,398     Amorepacific Corp. *                                $  621,257
61,300    Natura Cosmeticos SA                                   602,973
                                                              $ 1,224,230
          Total Household & Personal Products                 $ 2,417,031
          Pharmaceuticals & Biotechnology - 2.5 %
          Pharmaceuticals - 2.5 %
34,000    Teva Pharmaceutical Industries Ltd.                 $ 1,531,700
          Total Pharmaceuticals & Biotechnology               $ 1,531,700
          Banks - 11.0 %
          Diversified Banks - 10.0 %
63,596    Banco Bradesco SA                                   $  629,600
86,500    Banco do Brasil SA                                     641,226
56,131    Banco Itau S.A. *                                      610,705
317,400   Bumiputra-Commerce Holdings Berhad                     599,019
1,735,100 China Construction Bank Corp. (b)                      985,386
1,683,945 Chinatrust Financial Holding Co., Ltd.                 618,482
1,971,100 Industrial and Commercial Bank of China Ltd. (b)      1,025,343
789,300   Sberbank RF *                                          493,731
442,300   Turkiye Garanti Bankasi AS *                           631,277
                                                              $ 6,234,769
          Thrifts & Mortgage Finance - 0.9 %
20,400    Housing Development Finance Corp. Ltd. *            $  574,289
          Total Banks                                         $ 6,809,058
          Diversified Financials - 1.0 %
          Diversified Finance Services - 1.0 %
226,000   African Bank Investments Ltd.                       $  602,717
          Total Diversified Financials                        $  602,717
          Insurance - 3.4 %
          Life & Health Insurance - 2.4 %
73,425    Cathay Financial Holding Co., Ltd., (144A) (G.D.R.) $  618,974
17,900    China Life Insurance Co. (A.D.R.) * (b)                881,396
                                                              $ 1,500,370
          Property & Casualty Insurance - 1.0 %
5,000     Samsung Fire & Marine Insurance Ltd. *              $  584,934
          Total Insurance                                     $ 2,085,304
          Software & Services - 1.6 %
          Data Processing & Outsourced Services - 0.5 %
26,600    Redecard SA *                                       $  323,579
          It Consulting & Other Services - 1.1 %
24,400    Infosys Technologies Ltd. (A.D.R.) *                $  649,772
          Total Software & Services                           $  973,351
          Technology Hardware & Equipment - 3.1 %
          Communications Equipment - 1.0 %
153,800   ZTE Corp. *  (b)                                    $  629,132
          Computer Hardware - 1.0 %
893,100   Compal Electronics, Inc. *                          $  642,051
          Electronic Manufacturing Services - 1.1 %
298,519   Hon Hai Precision Industry Co., Ltd.                $  676,758
          Total Technology Hardware & Equipment               $ 1,947,941
          Semiconductors - 4.3 %
          Semiconductors - 4.3 %
3,200     Samsung Electronics co., Ltd. *                     $ 1,330,485
146,241   Taiwan Semiconductor Manufacturing Co. (A.D.R.)  (b)  1,308,857
                                                              $ 2,639,342
          Total Semiconductors                                $ 2,639,342
          Telecommunication Services - 11.8 %
          Integrated Telecom Services - 1.0 %
272,300   Turk Telekomunikasyon AS *                          $  633,062
          Wireless Telecommunication Services - 10.8 %
44,600    America Movil (A.D.R.)*                             $ 1,207,768
51,400    Bharti Televentures Ltd. *                             640,239
46,000    China Mobile (Hong Kong) Ltd. (A.D.R.)  (b)           2,001,920
21,100    Mobile Telesystems (A.D.R.) *                          631,312
85,300    MTN Group Ltd.                                         946,701
14,700    Philippine Long Distance Telephone Co.                 659,545
404,000   Taiwan Mobile Co., Ltd. *                              584,858
                                                              $ 6,672,343
          Total Telecommunication Services                    $ 7,305,405
          TOTAL COMMON STOCKS
          (Cost  $73,198,069)                                 $ 58,885,748

Principal
Amount
          TEMPORARY CASH INVESTMENTS -  11.8%
          Securities Lending Collateral  - 11.8% (c)
          Certificates of Deposit:
179,284   Abbey National Plc, 1.58%, 8/13/09                  $ 179,284
179,277   Bank of Nova Scotia, 1.58%, 5/5/09                    179,277
286,709   Bank of Scotland NY, 1.45%, 6/5/09                    286,709
322,710   Barclays Bank, 1.13%, 5/27/09                         322,710
322,710   DnB NOR Bank ASA NY, 1.5%, 6/5/09                     322,710
328,448   Intesa SanPaolo S.p.A., 1.03%, 5/22/09                328,448
20,795    Nordea NY, 0.52%, 4/9/09                               20,795
268,925   Royal Bank of Canada NY, 1.44%, 8/7/09                268,925
322,710   Svenska Bank NY, 1.73%, 7/8/09                        322,710
358,567   CBA, 1.31%, 7/16/09                                   358,567
358,567   Societe Generale, 1.75%, 9/4/09                       358,567
358,567   U.S. Bank NA, 1.35%, 8/24/09                          358,567
                                                              $ 3,307,270
          Commercial Paper:
358,567   Monumental Global Funding, Ltd., 1.64%, 8/17/09       358,567
179,284   CME Group, Inc., 1.44%, 8/6/09                        179,284
352,113   American Honda Finance Corp., 1.29%, 7/14/09          352,113
358,567   HSBC Bank, Inc., 1.64%, 8/14/09                       358,567
89,642    IBM, 1.47%, 9/25/09                                    89,642
322,710   MetLife Global Funding, 1.71%, 6/12/09                322,710
322,710   New York Life Global, 1.37%, 9/4/09                   322,710
304,782   Westpac Banking Corp., 0.94%, 6/1/09                  304,782
                                                              $ 2,288,376
          Tri-party Repurchase Agreements:
1,075,702 Deutsche Bank, 0.21%, 4/1/09                        $ 1,075,702
298,360   Barclays Capital Markets, 0.2%, 4/1/09                298,360
                                                              $ 1,374,062
Shares
          Money Market Mutual Fund:
358,567   JPMorgan, U.S. Government Money Market Fund         $ 358,567
          Total Securities Lending Collateral                 $ 7,328,275
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $7,328,275)                                  $ 7,328,275
          TOTAL INVESTMENT IN SECURITIES - 108.7%
          (Cost  $82,081,420)(a)                             $ 67,475,126
          OTHER ASSETS AND LIABILITIES - (8.7)               $ (5,381,595)
          TOTAL NET ASSETS - 100.0%                          $ 62,093,531


*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(G.D.R.)  Global Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2009, the value of these securities amounted to $1,585,010 or 2.6% of total net assets.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $87,110,606 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 1,657,194

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value  (21,292,674)

          Net unrealized loss                               $ (19,635,480)

(b)       At March 31, 2009, the following securities were out on loan:

Shares                          Security                          Value
21,000    Anglogold Ashanti Ltd. (A.D.R.)                     $  771,960
21,500    Brasil Distr Pao Acu (A.D.R.) *                        582,220
160,000   China Communications Construction Co., Ltd.            174,861
866,000   China Construction Bank Corp.                          479,364
17,600    China Life Insurance Co. (A.D.R.) *                    866,624
500       China Mobile (Hong Kong) Ltd. (A.D.R.)                 21,760
300,000   China Shipping Development Co., Ltd. *                 288,382
66,800    Focus Media Holding Ltd. *                             454,240
918,000   Industrial and Commercial Bank of China                470,244
6,200     Itau Unibanco Banco Multiplo                           391,964
300,000   Parkson Retail Group Ltd.                              302,317
100,000   Taiwan Semiconductor Manufacturing Co. (A.D.R.)        895,000
10,100    Wimm-Bill-Dann *                                       321,281
35,000    X-5 Retail Group NV (G.D.R.) *                         350,000
200,000   Yanzhou Coal Mining Co., Ltd.  *                       150,191
112,000   ZTE Corp. *                                            472,559
                                                              $ 6,992,967

(c) Securities lending collateral is managed by Credit Suisse, New York
Branch.


          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                              in Securities
Level 1 - Quoted Prices                                       $ 25,382,384
Level 2 - Other Significant Observable Inputs                   42,092,742
Level 3 - Significant Unobservable Inputs                          0
Total                                                         $ 67,475,126

           Pioneer Equity-Income VCT Portfolio
           Schedule of Investments  3/31/2009 (unaudited)

Shares                                                            Value
           COMMON STOCKS - 99.3 %
           Energy - 8.6 %
           Integrated Oil & Gas - 7.6 %
45,096     Chevron Corp.                                       $3,032,255
51,852     ConocoPhillips                                       2,030,524
91,061     Marathon Oil Corp.                                   2,393,994
35,914     Royal Dutch Shell Plc (A.D.R.)                       1,590,990
                                                               $9,047,763
           Oil & Gas Storage & Transportation - 1.0 %
87,589     Spectra Energy Corp.                                $1,238,508
           Total Energy                                        $10,286,271
           Materials - 9.3 %
           Diversified Chemical - 1.5 %
76,598     E.I. du Pont de Nemours and Co.                     $1,710,433
           Diversified Metals & Mining - 2.2 %
46,211     Compass Minerals International, Inc.                $2,604,914
           Industrial Gases - 1.2 %
25,318     Air Products & Chemicals, Inc.                      $1,424,138
           Specialty Chemicals - 2.5 %
150,932    Valspar Corp.                                       $3,014,112
           Steel - 1.9 %
26,830     Carpenter Technology Corp.                          $  378,840
49,901     Nucor Corp.                                          1,904,721
                                                               $2,283,561
           Total Materials                                     $11,037,158
           Capital Goods - 11.0 %
           Aerospace & Defense - 1.1 %
30,812     United Technologies Corp.                           $1,324,300
           Construction & Farm Machinery & Heavy Trucks - 4.2 %
38,709     Caterpillar, Inc. (b)                               $1,082,304
34,127     Deere & Co.                                          1,121,754
108,365    PACCAR, Inc.                                         2,791,482
                                                               $4,995,540
           Electrical Component & Equipment - 2.4 %
100,447    Emerson Electric Co.                                $2,870,775
           Industrial Machinery - 3.3 %
29,594     Gorman-Rupp Co. (b)                                 $  585,961
51,764     Illinois Tool Works, Inc.                            1,596,919
25,177     Parker Hannifin Corp.                                  855,514
60,495     The Timken Co.                                         844,510
                                                               $3,882,904
           Total Capital Goods                                 $13,073,519
           Commercial Services & Supplies - 0.9 %
           Office Services & Supplies - 0.9 %
53,961     Mine Safety Appliances Co. (b)                      $1,080,299
           Total Commercial Services & Supplies                $1,080,299
           Automobiles & Components - 1.5 %
           Auto Parts & Equipment - 1.5 %
145,821    Johnson Controls, Inc.                              $1,749,852
           Total Automobiles & Components                      $1,749,852
           Consumer Durables & Apparel - 2.1 %
           Apparel, Accessories & Luxury Goods - 1.6 %
33,760     VF Corp.                                            $1,928,034
           Household Appliances - 0.5 %
25,375     Snap-On, Inc.                                       $  636,913
           Total Consumer Durables & Apparel                   $2,564,947
           Consumer Services - 1.9 %
           Leisure Facilities - 1.1 %
147,279    Cedar Fair, L.P.                                    $1,368,222
           Restaurants - 0.8 %
17,052     McDonald's Corp.                                    $  930,528
           Total Consumer Services                             $2,298,750
           Media - 0.8 %
           Publishing - 0.8 %
42,120     McGraw-Hill Co., Inc.                               $  963,284
           Total Media                                         $  963,284
           Retailing - 2.0 %
           Distributors - 1.2 %
47,226     Genuine Parts Co.                                   $1,410,168
           Home Improvement Retail - 0.8 %
50,800     Lowe's Co., Inc.                                    $  927,100
           Total Retailing                                     $2,337,268
           Food & Drug Retailing - 1.0 %
           Food Distributors - 1.0 %
51,300     Sysco Corp.                                         $1,169,640
           Total Food & Drug Retailing                         $1,169,640
           Food, Beverage & Tobacco - 12.6 %
           Packaged Foods & Meats - 11.0 %
51,056     Campbell Soup Co. (b)                               $1,396,892
44,411     General Mills, Inc.                                  2,215,221
71,523     H.J. Heinz Co., Inc. (b)                             2,364,550
56,261     Hershey Foods Corp.                                  1,955,070
46,869     Kellogg Co.                                          1,716,811
112,110    Kraft Foods, Inc.                                    2,498,932
25,133     The J.M. Smucker Co.                                   936,707
                                                               $13,084,183
           Soft Drinks - 1.6 %
17,176     Coca-Cola Co.                                       $  754,885
22,588     PepsiCo, Inc.                                        1,162,830
                                                               $1,917,715
           Total Food, Beverage & Tobacco                      $15,001,898
           Household & Personal Products - 5.9 %
           Household Products - 5.9 %
31,887     Clorox Co.                                          $1,641,543
51,604     Colgate-Palmolive Co.                                3,043,604
50,565     Procter & Gamble Co.                                 2,381,106
                                                               $7,066,253
           Total Household & Personal Products                 $7,066,253
           Health Care Equipment & Services - 1.6 %
           Health Care Equipment - 1.6 %
37,329     Baxter International, Inc.                          $1,911,991
           Total Health Care Equipment & Services              $1,911,991
           Pharmaceuticals & Biotechnology - 6.9 %
           Pharmaceuticals - 6.9 %
51,677     Abbott Laboratories Ltd.                            $2,464,993
40,500     Bristol-Myers Squibb Co.                               887,760
30,471     Eli Lilly & Co.                                      1,018,036
69,721     Merck & Co., Inc.                                    1,865,037
143,576    Pfizer, Inc. (b)                                     1,955,505
                                                               $8,191,331
           Total Pharmaceuticals & Biotechnology               $8,191,331
           Banks - 0.8 %
           Regional Banks - 0.8 %
86,170     Whitney Holding Corp. (b)                           $  986,647
           Total Banks                                         $  986,647
           Diversified Financials - 2.3 %
           Asset Management & Custody Banks - 2.3 %
25,375     Northern Trust Corp.                                $1,517,933
42,607     T. Rowe Price Associates, Inc. (b)                   1,229,638
                                                               $2,747,571
           Total Diversified Financials                        $2,747,571
           Insurance - 3.3 %
           Property & Casualty Insurance - 3.3 %
69,112     Chubb Corp.                                         $2,924,820
25,084     The Travelers Co., Inc.                              1,019,414
                                                               $3,944,234
           Total Insurance                                     $3,944,234
           Real Estate - 2.0 %
           Retail Real Estate Investment Trusts - 0.1 %
35,349     Cedar Shopping Centers, Inc.                        $   61,507
           Specialized Real Estate Investment Trusts - 1.9 %
25,700     Nationwide Health Properties, Inc.                  $  570,283
59,691     Plum Creek Timber Co., Inc. (b)                      1,735,217
                                                               $2,305,500
           Total Real Estate                                   $2,367,007
           Semiconductors - 2.7 %
           Semiconductor Equipment - 0.7 %
79,969     Applied Materials, Inc.                             $  859,667
           Semiconductors - 2.0 %
34,062     Analog Devices, Inc.                                $  656,375
84,176     Microchip Technology, Inc. (b)                       1,783,689
                                                               $2,440,064
           Total Semiconductors                                $3,299,731
           Telecommunication Services - 4.0 %
           Integrated Telecommunication Services - 4.0 %
17,277     Embarq Corp.                                        $  653,934
169,057    Frontier Communications Corp.                        1,213,829
57,219     Verizon Communications, Inc.                         1,728,014
150,504    Windstream Corp. (b)                                 1,213,062
                                                               $4,808,839
           Total Telecommunication Services                    $4,808,839
           Utilities - 18.1 %
           Electric Utilities - 5.1 %
126,549    Duke Energy Corp. (b)                               $1,812,182
33,296     Edison International                                   959,258
13,025     FirstEnergy Corp.                                      502,765
8,500      FPL Group, Inc.                                        431,205
20,462     PPL Corp.                                              587,464
57,461     Southern Co.                                         1,759,456
                                                               $6,052,330
           Gas Utilities - 6.4 %
66,821     AGL Resources, Inc.                                 $1,772,761
77,854     EQT Corp.                                            2,439,166
117,427    Questar Corp.                                        3,455,877
                                                               $7,667,804
           Multi-Utilities - 6.6 %
89,462     NSTAR                                               $2,852,049
89,296     PG&E Corp.                                           3,412,893
53,058     Public Service Enterprise Group, Inc.                1,563,619
                                                               $7,828,561
           Total Utilities                                     $21,548,695
           TOTAL COMMON STOCKS                                 $118,435,185
           (Cost  $129,342,933)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 9.5 %
           Securities Lending Collateral  - 9.5 % (c)
           Certificates of Deposit:
277,761    Abbey National Plc, 1.58%, 8/13/09                  $        277,761
277,750    Bank of Nova Scotia, 1.58%, 5/5/09                           277,750
444,193    Bank of Scotland NY, 1.45%, 6/5/09                           444,193
499,969    Barclays Bank, 1.13%, 5/27/09                                499,969
499,969    DnB NOR Bank ASA NY, 1.5%, 6/5/09                            499,969
508,858    Intesa SanPaolo S.p.A., 1.03%, 5/22/09                       508,858
32,217     Nordea NY, 0.52%, 4/9/09                                       32,217
416,641    Royal Bank of Canada NY, 1.44%, 8/7/09                       416,641
499,969    Svenska Bank NY, 1.73%, 7/8/09                               499,969
555,521    CBA, 1.31%, 7/16/09                                          555,521
555,521    Societe Generale, 1.75%, 9/4/09                              555,521
555,521    U.S. Bank NA, 1.35%, 8/24/09                                 555,521
                                                               $     5,123,891
           Commercial Paper:
555,521    Monumental Global Funding, Ltd., 1.64%, 8/17/09              555,521
277,761    CME Group, Inc., 1.44%, 8/6/09                               277,761
545,522    American Honda Finance Corp., 1.29%, 7/14/09                 545,522
555,521    HSBC Bank, Inc., 1.64%, 8/14/09                              555,521
138,880    IBM, 1.47%, 9/25/09                                          138,880
499,969    MetLife Global Funding, 1.71%, 6/12/09                       499,969
499,969    New York Life Global, 1.37%, 9/4/09                          499,969
472,193    Westpac Banking Corp., 0.94%, 6/1/09                         472,193
                                                               $     3,545,337
           Tri-party Repurchase Agreements:
1,666,564  Deutsche Bank, 0.21%, 4/1/09                        $     1,666,564
462,244    Barclays Capital Markets, 0.2%, 4/1/09                       462,244
                                                               $     2,128,808
Shares
           Money Market Mutual Fund:
555,521    JPMorgan, U.S. Government Money Market Fund         $        555,521
                                                               $   11,353,557
           TOTAL TEMPORARY CASH INVESTMENTS                    $   11,353,557
           (Cost  $11,353,557)
           TOTAL INVESTMENT IN SECURITIES - 108.8 %            $129,788,742
           (Cost  $140,696,490)(a)
           OTHER ASSETS AND LIABILITIES - (8.8) %              $(10,536,705)
           TOTAL NET ASSETS - 100.0 %                          $119,252,037

       *   Non-income producing security.

(A.D.R.)   American Depositary Receipt.

     (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $139,241,507 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost  $24,577,338

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value   (34,030,103)

           Net unrealized loss                                 $(9,452,765)

     (b)   At March 31, 2009, the following securities were out on loan:

 Shares                          Security                         Value
50,500     Campbell Soup Co.                                   $1,381,680
38,300     Caterpillar, Inc.                                    1,070,868
100,000    Duke Energy Corp.                                    1,432,000
5,300      Gorman-Rupp Co.                                       104,940
17,600     H.J. Heinz Co., Inc.                                  581,856
83,244     Microchip Technology                                 1,763,940
14,000     Mine Safety Appliances Co.                            280,280
81,300     Pfizer, Inc.                                         1,107,306
50,000     Plum Creek Timber Co., Inc.                          1,453,500
41,800     T. Rowe Price Associates, Inc.                       1,206,348
26,600     Whitney Holding Corp.                                 304,570
74,100     Windstream Corp.                                      597,246
           Total                                               $11,284,534

     (c)   Securities lending collateral is managed by Credit
           Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                InvestmenOther
Finan
                                                                in
SecuriInstruments
Level 1 - Quoted Prices                                        $118,990,706
Level 2 - Other Significant Observable Inputs                   10,798,036
Level 3 - Significant Unobservable Inputs
Total                                                          $129,788,7    0

          Pioneer Fund VCT Portfolio
          Schedule of Investments  3/31/09 (unaudited)

 Shares                                                         Value
          COMMON STOCKS - 99.7 %
          Energy - 10.3 %
          Integrated Oil & Gas - 7.6 %
 153,488  Chevron Corp.                                     $ 10,320,533
  61,765  Exxon Mobil Corp.                                   4,206,197
  89,371  Marathon Oil Corp.                                  2,349,564
  39,891  Royal Dutch Shell Plc (A.D.R.)                      1,767,171
                                                            $ 18,643,465
          Oil & Gas Equipment & Services - 0.9 %
  55,222  Schlumberger Ltd.                                 $ 2,243,118
          Oil & Gas Exploration & Production - 1.8 %
  69,369  Apache Corp.                                      $ 4,445,859
          Total Energy                                      $ 25,332,442
          Materials - 6.6 %
          Aluminum - 0.6 %
 185,915  Alcoa, Inc. (b)                                   $ 1,364,616
          Diversified Chemical - 0.6 %
  67,053  E.I. du Pont de Nemours & Co.                     $ 1,497,293
          Diversified Metals & Mining - 2.5 %
  24,600  BHP Billiton Ltd. (A.D.R.)                        $ 1,097,160
  45,639  Freeport-McMoRan Copper & Gold, Inc. (Class B) *    1,739,302
  98,660  Rio Tinto Plc                                       3,326,599
                                                            $ 6,163,061
          Fertilizers & Agricultural Chemicals - 1.0 %
  30,985  Monsanto Co.                                      $ 2,574,854
          Industrial Gases - 1.2 %
  30,519  Air Products & Chemicals, Inc.                    $ 1,716,694
  18,661  Praxair, Inc.                                       1,255,699
                                                            $ 2,972,393
          Specialty Chemicals - 0.7 %
  47,189  Ecolab, Inc.                                      $ 1,638,874
          Total Materials                                   $ 16,211,091
          Capital Goods - 9.0 %
          Aerospace & Defense - 2.4 %
  64,636  General Dynamics Corp.                            $ 2,688,211
  18,928  Honeywell International, Inc.                         527,334
  60,787  United Technologies Corp.                           2,612,625
                                                            $ 5,828,170
          Construction & Farm Machinery & Heavy Trucks - 4.0 %
  66,027  Caterpillar, Inc.                                 $ 1,846,115
  97,167  Deere & Co.                                         3,193,879
 184,867  PACCAR, Inc.                                        4,762,174
                                                            $ 9,802,168
          Electrical Component & Equipment - 1.2 %
  69,453  Emerson Electric Co.                              $ 1,984,967
  40,948  Rockwell International Corp.                          894,304
                                                            $ 2,879,271
          Industrial Conglomerates - 0.8 %
  41,070  3M Co.                                            $ 2,042,000
          Industrial Machinery - 0.6 %
  20,887  Illinois Tool Works, Inc.                         $   644,364
  22,620  Parker Hannifin Corp.                                 768,628
                                                            $ 1,412,992
          Total Capital Goods                               $ 21,964,601
          Transportation - 4.7 %
          Railroads - 4.7 %
  45,511  Burlington Northern, Inc.                         $ 2,737,487
  77,391  Canadian National Railway Co.                       2,743,511
 175,986  Norfolk Southern Corp. (b)                          5,939,528
                                                            $ 11,420,526
          Total Transportation                              $ 11,420,526
          Automobiles & Components - 1.5 %
          Auto Parts & Equipment - 1.5 %
  41,833  BorgWarner, Inc.                                  $   849,210
 238,365  Johnson Controls, Inc.                              2,860,380
                                                            $ 3,709,590
          Total Automobiles & Components                    $ 3,709,590
          Consumer Durables & Apparel - 0.5 %
          Apparel, Accessories & Luxury Goods - 0.5 %
  78,001  Coach, Inc.                                       $ 1,302,617
          Total Consumer Durables & Apparel                 $ 1,302,617
          Media - 4.3 %
          Movies & Entertainment - 0.5 %
  64,781  The Walt Disney Co.                               $ 1,176,423
          Publishing - 3.8 %
 250,005  Elsevier NV                                       $ 2,677,807
 122,298  John Wiley & Sons, Inc., (Class A)                  3,642,034
 133,699  McGraw-Hill Co., Inc.                               3,057,696
                                                            $ 9,377,537
          Total Media                                       $ 10,553,960
          Retailing - 4.1 %
          Department Stores - 0.5 %
  77,567  Nordstrom, Inc. (b)                               $ 1,299,247
          General Merchandise Stores - 2.0 %
 138,842  Target Corp.                                      $ 4,774,776
          Home Improvement Retail - 1.1 %
 142,136  Lowe's Companies, Inc.                            $ 2,593,982
          Specialty Stores - 0.5 %
  73,730  Staples Inc.                                      $ 1,335,250
          Total Retailing                                   $ 10,003,255
          Food & Drug Retailing - 3.6 %
          Drug Retail - 2.6 %
  69,959  CVS/Caremark Corp.                                $ 1,923,173
 175,937  Walgreen Co.                                        4,567,325
                                                            $ 6,490,498
          Food Distributors - 1.0 %
 107,167  Sysco Corp. (b)                                   $ 2,443,408
          Total Food & Drug Retailing                       $ 8,933,906
          Food, Beverage & Tobacco - 10.0 %
          Packaged Foods & Meats - 7.4 %
  83,895  Campbell Soup Co.                                 $ 2,295,367
  56,352  General Mills, Inc.                                 2,810,838
  92,157  H.J. Heinz Co., Inc.                                3,046,710
 116,414  Hershey Foods Corp.                                 4,045,387
  40,244  Kellogg Co.                                         1,474,138
 142,991  Kraft Foods, Inc.                                   3,187,269
  36,879  Nestle SA                                           1,245,320
                                                            $ 18,105,029
          Soft Drinks - 2.6 %
  58,315  Coca-Cola Co.                                     $ 2,562,944
  74,757  PepsiCo, Inc.                                       3,848,490
                                                            $ 6,411,434
          Total Food, Beverage & Tobacco                    $ 24,516,463
          Household & Personal Products - 2.7 %
          Household Products - 2.3 %
  13,958  Clorox Co.                                        $   718,558
  83,876  Colgate-Palmolive Co. (b)                           4,947,006
                                                            $ 5,665,564
          Personal Products - 0.4 %
  35,950  Estee Lauder Co.                                  $   886,168
          Total Household & Personal Products               $ 6,551,732
          Health Care Equipment & Services - 9.0 %
          Health Care Equipment - 8.1 %
  37,000  Baxter International, Inc.                        $ 1,895,140
  94,591  Becton, Dickinson & Co.                             6,360,299
  58,776  C. R. Bard, Inc.                                    4,685,623
  65,714  Medtronic, Inc.                                     1,936,592
  92,260  St. Jude Medical, Inc. *                            3,351,806
  46,527  Stryker Corp.                                       1,583,779
                                                            $ 19,813,239
          Health Care Supplies - 0.9 %
  24,535  Alcon, Inc.                                       $ 2,230,477
          Total Health Care Equipment & Services            $ 22,043,716
          Pharmaceuticals & Biotechnology - 8.0 %
          Pharmaceuticals - 8.0 %
  95,212  Abbott Laboratories                               $ 4,541,612
  51,805  Eli Lilly & Co.                                     1,730,805
  24,594  Johnson & Johnson                                   1,293,644
  47,650  Merck & Co., Inc.                                   1,274,638
 153,423  Pfizer, Inc.                                        2,089,621
 205,240  Schering-Plough Corp.                               4,833,402
  84,652  Teva Pharmaceutical Industries Ltd.                 3,813,573
                                                            $ 19,577,295
          Total Pharmaceuticals & Biotechnology             $ 19,577,295
          Banks - 0.7 %
          Regional Banks - 0.7 %
  40,100  PNC Bank Corp.                                    $ 1,174,529
  58,686  Zions Bancorporation  (b)                             576,883
                                                            $ 1,751,412
          Total Banks                                       $ 1,751,412
          Diversified Financials - 4.5 %
          Asset Management & Custody Banks - 3.4 %
  44,039  Franklin Resources, Inc.                          $ 2,372,381
  61,500  State Street Corp.                                  1,892,970
  93,332  T. Rowe Price Associates, Inc.  (b)                 2,693,562
  49,987  The Bank of New York Mellon Corp.                   1,412,133
                                                            $ 8,371,046
          Investment Banking & Brokerage - 0.5 %
  47,400  Morgan Stanley                                    $ 1,079,298
          Specialized Finance - 0.6 %
   6,200  CME Group Inc.                                    $ 1,527,618
          Total Diversified Financials                      $ 10,977,962
          Insurance - 3.1 %
          Property & Casualty Insurance - 3.1 %
 143,683  Chubb Corp.                                       $ 6,080,665
  37,100  The Traveler Companies, Inc.                        1,507,744
                                                            $ 7,588,409
          Total Insurance                                   $ 7,588,409
          Software & Services - 3.2 %
          Application Software - 0.7 %
  75,556  Adobe Systems, Inc. *                             $ 1,616,143
          Data Processing & Outsourced Services - 2.0 %
  71,420  Automatic Data Processing, Inc.                   $ 2,511,127
  34,099  DST Systems, Inc. *  (b)                            1,180,507
  33,978  Fiserv, Inc. *                                      1,238,838
                                                            $ 4,930,472
          Systems Software - 0.5 %
  73,600  Microsoft Corp.                                   $ 1,352,032
          Total Software & Services                         $ 7,898,647
          Technology Hardware & Equipment - 6.6 %
          Communications Equipment - 1.9 %
 113,673  Cisco Systems, Inc. *                             $ 1,906,296
 246,347  Nokia Corp. (A.D.R.)                                2,874,869
                                                            $ 4,781,165
          Computer Hardware - 2.9 %
 166,471  Hewlett-Packard Co.                               $ 5,337,060
  18,886  IBM Corp.                                           1,829,865
                                                            $ 7,166,925
          Computer Storage & Peripherals - 0.4 %
  81,124  EMC Corp. *                                       $   924,814
          Office Electronics - 1.4 %
 114,223  Canon, Inc. (A.D.R.)  (b)                         $ 3,315,894
          Total Technology Hardware & Equipment             $ 16,188,798
          Semiconductors - 2.9 %
          Semiconductor Equipment - 0.7 %
 152,663  Applied Materials, Inc.                           $ 1,641,127
          Semiconductors - 2.2 %
 176,675  Intel Corp.                                       $ 2,658,959
 170,274  Texas Instruments, Inc.                             2,811,224
                                                            $ 5,470,183
          Total Semiconductors                              $ 7,111,310
          Telecommunication Services - 2.0 %
          Integrated Telecom Services - 2.0 %
 102,728  AT&T Corp.                                        $ 2,588,746
  62,752  Verizon Communications, Inc.                        1,895,110
  54,908  Windstream Corp.  (b)                                 442,558
                                                            $ 4,926,414
          Total Telecommunication Services                  $ 4,926,414
          Utilities - 2.3 %
          Electric Utilities - 1.7 %
  31,050  FirstEnergy Corp.                                 $ 1,198,530
  34,307  PPL Corp.                                             984,954
  68,341  Southern Co.                                        2,092,601
                                                            $ 4,276,085
          Multi-Utilities - 0.6 %
  46,229  Public Service Enterprise Group, Inc.             $ 1,362,369
          Total Utilities                                   $ 5,638,454
          TOTAL COMMON STOCKS
          (Cost  $280,763,531)                              $ 244,202,600

Principal
 Amount
          TEMPORARY CASH INVESTMENTS -  4.1%
          Securities Lending Collateral  - 4.1% (c)
          Certificates of Deposit:
 $  246,03Abbey National Plc, 1.58%, 8/13/09                $         246,035
     246,0Bank of Nova Scotia, 1.58%, 5/5/09                          246,026
     393,4Bank of Scotland NY, 1.45%, 6/5/09                          393,458
     442,8Barclays Bank, 1.13%, 5/27/09                               442,864
     442,8DnB NOR Bank ASA NY, 1.5%, 6/5/09                           442,864
     450,7Intesa SanPaolo S.p.A., 1.03%, 5/22/09                      450,737
       28,Nordea NY, 0.52%, 4/9/09                                      28,537
     369,0Royal Bank of Canada NY, 1.44%, 8/7/09                      369,053
     442,8Svenska Bank NY, 1.73%, 7/8/09                              442,864
     492,0CBA, 1.31%, 7/16/09                                         492,071
     492,0Societe Generale, 1.75%, 9/4/09                             492,071
     492,0U.S. Bank NA, 1.35%, 8/24/09                                492,071
                                                            $      4,538,650
          Commercial Paper:
     492,0Monumental Global Funding, Ltd., 1.64%, 8/17/09             492,071
     246,0CME Group, Inc., 1.44%, 8/6/09                              246,035
     483,2American Honda Finance Corp., 1.29%, 7/14/09                483,213
     492,0HSBC Bank, Inc., 1.64%, 8/14/09                             492,071
     123,0IBM, 1.47%, 9/25/09                                         123,018
     442,8MetLife Global Funding, 1.71%, 6/12/09                      442,864
     442,8New York Life Global, 1.37%, 9/4/09                         442,864
     418,2Westpac Banking Corp., 0.94%, 6/1/09                        418,260
                                                            $      3,140,395
          Tri-party Repurchase Agreements:
  1,476,21Deutsche Bank, 0.21%, 4/1/09                      $      1,476,212
     409,4Barclays Capital Markets, 0.2%, 4/1/09                      409,447
                                                            $      1,885,659
 Shares
          Money Market Mutual Fund:
     492,0JPMorgan, U.S. Government Money Market Fund       $         492,071
          Total Securities Lending Collateral               $    10,056,775
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $10,056,775)                               $ 10,056,775
          TOTAL INVESTMENT IN SECURITIES - 103.8%
          (Cost  $290,820,306)(a)                           $ 254,259,375
          OTHER ASSETS AND LIABILITIES - (3.8)%             $ (9,367,683)
          TOTAL NET ASSETS - 100.0%                         $ 244,891,692

      *   Non-income producing security.

(A.D.R.)  American Depositary Receipt.

    (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $291,805,521 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$ 38,852,474

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value  (76,398,620)

          Net unrealized loss                               $ (37,546,146)

    (b)   At March 31, 2009, the following securities were out on loan:

 Shares                        Security                         Value
  26,000  Alcoa, Inc.                                       $   190,840
  13,000  Canon, Inc. (A.D.R.)                                  377,390
   7,000  Colgate-Palmolive Co.                                 412,860
     200  DST Systems, Inc. *                                     6,924
  76,700  Nordstrom, Inc.                                     1,284,725
  58,800  Norfolk Southern Corp.                              1,984,500
  70,000  Sysco Corp.                                         1,596,000
  92,300  T. Rowe Price Associates, Inc.                      2,663,778
  53,900  Windstream Corp.                                      434,434
  58,000  Zions Bancorporation                                  570,140
                                                            $ 9,521,591

    (c) Securities lending collateral is managed by Credit Suisse, New York Branch.


          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                              InvestmenOther
Financial
                                                              in
SecuriInstruments
Level 1 - Quoted Prices                                     $ 244,694,671
Level 2 - Other Significant Observable Inputs                 9,564,704
Level 3 - Significant Unobservable Inputs
Total                                                       $ 254,259,3    0

         Pioneer Global High Yield VCT Portfolio
         Schedule of Investments  3/31/09 (unaudited)

Principal
Amount                                                            Value
         CONVERTIBLE CORPORATE BONDS - 1.6 %
         Telecommunication Services - 1.6 %
         Wireless Telecommunication Services - 1.6 %
170,000  NII Holdings, Inc., 3.125%, 6/15/12                    $118,150
         Total Telecommunication Services                       $118,150
         TOTAL CONVERTIBLE CORPORATE BONDS
         (Cost  $137,577)                                       $118,150

         ASSET BACKED SECURITIES - 1.9 %
         Consumer Services - 0.9 %
         Restaurants - 0.9 %
100,000  Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (144A$ 65,606
         Total Consumer Services                                $ 65,606
         Banks - 1.0 %
         Thrifts & Mortgage Finance - 1.0 %
90,957   Taganka Car Loan Finance Plc, Floating Rate Note, 11/14$ 72,766
         Total Banks                                            $ 72,766
         TOTAL ASSET BACKED SECURITIES
         (Cost  $192,693)                                       $138,372

         COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
         Banks - 0.3 %
         Thrifts & Mortgage Finance - 0.3 %
24,016   Countrywide Home Loans, Inc., Floating Rate Note, 3/25/$ 7,279
43,034   DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45         6,025
16,784   Impac Securities Assets Corp., Floating Rate Note, 11/2  9,464
                                                                $ 22,768
         Total Banks                                            $ 22,768
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost  $51,865)                                        $ 22,768

         CORPORATE BONDS - 41.3 %
         Energy - 10.7 %
         Coal & Consumable Fuels - 0.5 %
65,000   New World Resources BV, 7.375%, 5/15/15 (144A)         $ 40,578
         Oil & Gas Drilling - 0.4 %
78,492   DDI Holding AS, 9.3%, 1/19/12 (144A)                   $ 32,574
         Oil & Gas Equipment And Services - 0.4 %
50,000   Complete Production Service, Inc., 8.0%, 12/15/16      $ 31,750
         Oil & Gas Exploration & Production - 6.2 %
50,000   Hilcorp Energy Co., 7.75%, 11/1/15 (144A)              $ 36,500
130,000  Mariner Energy Inc., 7.5%, 4/15/13 (144A)                96,200
100,000  Norse Energy ASA, 6.5%, 7/14/11 (144A)                   50,000
90,000   Parallel Petroleum Corp., 10.25%, 8/1/14                 51,300
50,000   Range Resources Corp., 7.5%, 5/15/16                     46,125
50,000   Sandridge Energy Inc., 8.625, 4/1/15                     32,500
100,000  TNK-BP Finance SA, 6.625%, 3/20/17 (144A)                66,000
100,000  TNK-BP Finance SA, 7.875%, 3/13/18 (144A)                70,000
                                                                $448,625
         Oil & Gas Refining & Marketing - 1.1 %
100,000  Biofuel Energy Corp., 19.0%, 6/7/12                    $ 70,000
90,000   Verasun Energy Corp., 9.375%, 6/1/17                     4,500
                                                                $ 74,500
         Oil & Gas Storage & Transportation - 2.0 %
70,000   Copano Energy LLC, 8.125%, 3/1/16                      $ 59,150
80,000   Enterprise Products LP, Floating Rate Note, 8/1/66       53,600
60,000   Teppco Partners LP, Floating Rate Note, 6/1/67           34,326
                                                                $147,076
         Total Energy                                           $775,103
         Materials - 3.9 %
         Aluminum - 0.4 %
100,000 Noranda Aluminum Acquisition Corp., Floating Rate Note,$ 31,000 Commodity Chemicals - 0.7 %
100,000  Basell Finance Co., 8.1%, 3/15/27 (144A)               $ 18,000
50,000   Nell AF Sarl, 8.375%, 8/15/15 (144A)                     2,490
40,000   Nova Chemicals Corp., Floating Rate Note, 11/15/13       30,000
                                                                $ 50,490
         Construction Materials - 0.4 %
70,000   U.S. Concrete, Inc., 8.375%, 4/1/14                    $ 28,000
         Diversified Chemical - 0.1 %
100,000  Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)       $ 9,962
         Diversified Metals & Mining - 0.3 %
25,000   Freeport-McMoran Copper & Gold, Inc., 8.375%, 4/1/17   $ 23,375
         Forest Products - 0.2 %
5,578    Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15  (144A)     $ 1,618
30,000   Mandra Forestry, 12.0%, 5/15/13 (144A)                   15,000
                                                                $ 16,618
         Paper Packaging - 1.7 %
160,000  Exopack Holding Corp., 11.25%, 2/1/14                  $ 75,200
100,000  US Corrugated, Inc., 10.0%, 6/1/13                       50,000
                                                                $125,200
         Total Materials                                        $284,645
         Capital Goods - 3.9 %
         Building Products - 0.5 %
105,000 C10 Capital SPV Ltd., Floating Rate Note, 12/31/49 $ 36,775 Heavy Electrical Equipment - 1.9 %
145,000  Altra Industrial Motion, Inc., 9.0%, 12/1/11           $135,575
         Industrial Conglomerates - 0.5 %
108,306  AAC Group Holding Corp., 14.75%, 10/1/12               $ 16,246
30,000   CIA Latino Americano, 9.75%, 5/10/12                     9,000
61,000   Indalex Holding Finance, Inc., 11.5%, 2/1/14             3,050
24,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14             9,120
                                                                $ 37,416
         Industrial Machinery - 0.6 %
120,000  Industrias Metalurgicas Pescar, 11.25%, 10/22/14       $ 48,000
         Trading Companies & Distributors - 0.4 %
25,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)             $ 11,223
35,000   Kar Holdings Inc., 10.0%, 5/1/15 (144A)                  15,225
                                                                $ 26,448
         Total Capital Goods                                    $284,214
         Transportation - 0.7 %
         Air Freight & Couriers - 0.6 %
110,000  Ceva Group Plc, 10.0%, 9/1/14 (144A)                   $ 42,075
         Airlines - 0.1 %
9,263    Continental Airlines, Inc., 8.499%, 5/1/11             $ 7,476
         Total Transportation                                   $ 49,551
         Automobiles & Components - 1.4 %
         Auto Parts & Equipment - 1.4 %
70,000   Cooper Standard Automotive, Inc., 7.0%, 12/15/12       $ 8,400
70,000   Cooper Standard Automotive, Inc., 8.375%, 12/15/14       4,900
175,000  Lear Corp., 8.75%, 12/1/16                               35,875
70,000   Stanadyne Corp., 10.0%, 8/15/14                          45,150
25,000   Tenneco Automotive, Inc., 8.625%, 11/15/14               4,625
                                                                $ 98,950
         Total Automobiles & Components                         $ 98,950
         Consumer Durables & Apparel - 0.5 %
         Homebuilding - 0.5 %
60,000   Meritage Homes Corp., 6.25%, 3/15/15                   $ 36,600
         Total Consumer Durables & Apparel                      $ 36,600
         Consumer Services - 0.9 %
         Casinos & Gaming - 0.7 %
100,000  Fontainebleau Las Vegas, 10.25%, 6/15/15 (144A)        $ 3,000
65,000   Little Traverse Bay Odawa Indians, 10.25%, 2/15/14 (144  26,000
120,000  Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)         20,400
                                                                $ 49,400
         Leisure Facilities - 0.2 %
30,000   Firekeepers Development Authority, 13.875%, 5/1/15 (144$ 18,300
         Total Consumer Services                                $ 67,700
         Media - 0.2 %
         Broadcasting - 0.2 %
120,000  Univision Communications, Inc., 9.75%, 3/15/15 (144A)  $ 12,000
         Total Media                                            $ 12,000
         Retailing - 0.3 %
         Apparel Retail - 0.2 %
50,000 EDCON Holdings Group Ltd., Floating Rate Note, 6/15/15 $ 14,279 Automotive Retail - 0.1 %
25,000   Sonic Automotive, Inc., 8.625%, 8/15/13                $ 7,375
         Total Retailing                                        $ 21,654
         Food, Beverage & Tobacco - 1.2 %
         Distillers & Vintners - 0.1 %
7,108    Belvedere, 0.0%, 4/11/14                               $ 1,624
46,200   Belvedere, 7.692%, 4/11/14                               9,328
                                                                $ 10,952
         Packaged Foods & Meats - 1.1 %
30,000   Bertin Ltda, 10.25%, 10/5/16 (144A)                    $ 13,200
75,000   Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)          45,000
50,000   Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)              19,500
                                                                $ 77,700
         Total Food, Beverage & Tobacco                         $ 88,652
         Health Care Equipment & Services - 2.2 %
         Health Care Equipment - 0.1 %
50,000   Pts Acquisition, 9.75%, 4/15/17                        $ 10,626
         Health Care Services - 1.1 %
100,000  Dasa Finance Corp., 8.75%, 5/29/18 (144A)              $ 77,000
         Managed Health Care - 1.0 %
90,000   Multiplan, Inc., 10.375% 4/15/16 (144A)                $ 73,350
         Total Health Care Equipment & Services                 $160,976
         Pharmaceuticals & Biotechnology - 1.8 %
         Pharmaceuticals - 1.8 %
55,000   Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14          $ 15,675
75,000   Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)         60,000
70,000   Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)         54,600
                                                                $130,275
         Total Pharmaceuticals & Biotechnology                  $130,275
         Banks - 2.2 %
         Diversified Banks - 1.5 %
100,000  Centercredit International BV, 8.625%, 1/30/14 (144A)  $ 43,000
50,000   Sibacademfinance Plc, 9.0%, 5/12/09 (144A)               50,073
80,000   Turanalem Finance BV, 8.5%, 2/10/15 (144A)               16,000
                                                                $109,073
         Thrifts & Mortgage Finance - 0.7 %
100,000  Hipotecaria Su Casita SA, 8.5%, 10/4/16 (144A)         $ 50,000
         Total Banks                                            $159,073
         Diversified Financials - 0.7 %
         Investment Banking & Brokerage - 0.7 %
50,000   Egidaco Investments Plc, 18.0%, 6/24/11                $ 48,481
         Total Diversified Financials                           $ 48,481
         Insurance - 1.9 %
         Insurance Brokers - 0.2 %
25,000   USI Holdings Corp., 9.75%, 5/15/15 (144A)              $ 11,250
         Multi-Line Insurance - 1.7 %
100,000  Liberty Mutual Group, 7.0%, 3/15/37 (144A)             $ 36,044
65,000   Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A  31,850
61,981   Sul America Partecipacoe, 8.625%, 2/15/12 (144A)         58,882
                                                                $126,776
         Total Insurance                                        $138,026
         Real Estate - 1.1 %
         Real Estate Operating Companies - 1.1 %
70,000   Alto Palermo SA, 7.875%, 5/11/17 (144A)                $ 34,300
90,000   Inversiones Y Rep SA, 8.5%, 2/2/17 (144A)                45,000
                                                                $ 79,300
         Total Real Estate                                      $ 79,300
         Software & Services - 2.3 %
         Data Processing & Outsourced Services - 1.8 %
230,000  First Data Corp., 9.875%, 9/24/15 (144A)               $134,550
         IT Consulting & Other Services - 0.5 %
55,000   Activant Solutions, Inc., 9.5%, 5/1/16                 $ 33,688
         Total Software & Services                              $168,238
         Technology Hardware & Equipment - 1.2 %
         Electronic Equipment & Instruments - 1.2 %
100,000  Da-Lite Screen Co., Inc., 9.5%, 5/15/11                $ 86,000
         Total Technology Hardware & Equipment                  $ 86,000
         Telecommunication Services - 1.5 %
         Wireless Telecommunication Services - 1.4 %
50,000   Mobile Telesystems Finance SA, 8.0%, 1/28/12           $ 44,500
100,000  Vip Fin, 9.125%, 4/30/18 (144A)                          61,500
                                                                $106,000
         Total Telecommunication Services                       $106,000
         Utilities - 2.8 %
         Electric Utilities - 1.9 %
175,000  Caiua Serv Electricidad SA, 11.125%, 4/2/49 (144A)     $ 63,875
90,000   CIA Transporte Energia SA, 8.875%, 12/15/16 (144A)       37,800
70,000   TXU Energy Co., 10.25%, 11/1/15                          35,000
                                                                $136,675
         Independent Power Producer & Energy Traders - 0.4 %
39,962   Tenaska Alabama, 7.0%, 6/30/21 (144A)                  $ 30,831
         Multi-Utilities - 0.5 %
50,000   NSG Holdings LLC, 7.75%, 12/15/25 (144A)               $ 39,500
         Total Utilities                                        $207,006
         TOTAL CORPORATE BONDS
         (Cost  $7,039,693)                                   $3,002,444

         FOREIGN GOVERNMENT BONDS - 1.9 %
250,000  Republic of Brazil, 12.5%, 1/5/22                      $111,974
70,000,00Republic of Columbia, 11.75%, 3/1/10                     27,511
                                                                $139,485
         TOTAL FOREIGN GOVERNMENT BONDS
         (Cost  $227,641)                                       $139,485
Shares
         PREFERRED STOCKS - 1.3 %
         Diversified Financials - 0.3 %
         Diversified Finance Services - 0.3 %
45       Bank of America Corp., 7.25%, 12/31/49                 $ 19,103
         Total Diversified Financials                           $ 19,103
         Insurance - 1.0 %
         Life & Health Insurance - 1.0 %
6,000    Delphi Financial Group, 7.376%, 5/15/37                $ 72,480
         Total Insurance                                        $ 72,480
         TOTAL PREFERRED STOCKS
         (Cost  $186,415)                                       $ 91,583

         COMMON STOCKS - 0.0 %
         Materials - 0.0 %
         Forest Products - 0.0 %
1,675    Ainsworth Lumber Co., Ltd. *                           $ 1,209
         Total Materials                                        $ 1,209
         TOTAL COMMON STOCKS
         (Cost  $16,166)                                        $ 1,209

         RIGHTS/WARRANTS - 0.3 %
         Energy - 0.2 %
         Oil & Gas Exploration & Production - 0.2 %
100,000  Norse Energy Corp ASA *                                $15,483
         Total Energy                                           $15,483
         Materials - 0.0 %
         Forest Products - 0.0 %
5        Mandra Forestry, Exp 5/15/13 *                         $   0
         Total Materials                                        $   0
         Real Estate - 0.0 %
         Real Estate Development - 0.0 %
70,000   Neo-China Group Holdings Ltd., Warrant CW-12 *         $ 2,258
         Total Real Estate                                      $ 2,258
         Utilities - 0.1 %
         Independent Power Producer & Energy Traders - 0.1 %
4,706    Biofuel Energy ASA *                                   $   0
         Total Utilities                                        $   0
         TOTAL RIGHTS/WARRANTS
         (Cost  $12,063)                                        $ 17,741

         TOTAL INVESTMENT IN SECURITIES - 48.6%
         (Cost  $7,864,113)(a)                                 $3,531,752
         OTHER ASSETS AND LIABILITIES - 51.4%                  $3,731,910
         TOTAL NET ASSETS - 100.0%                             $7,263,662


*        Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2009, the value of these securities amounted to $1,826,901 or 25.2% of total net assets.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $7,914,620 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost     $46,247

         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value   (4,429,115)

         Net unrealized loss                                 $(4,382,868)

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                Investments  Other Financial
                                                in Securities   Instruments
Level 1 - Quoted Prices                           $35,795      0
Level 2 - Other Significant Observable Inputs      3,495,957   (2,082)
Level 3 - Significant Unobservable Inputs             0        0
Total                                             $3,531,752   (2,082)


           Pioneer Growth Opportunities VCT
           Schedule of Investments  3/31/09 (unaudited)

 Shares                                                           Value
           COMMON STOCKS - 96.3 %
           Energy - 6.0 %
           Coal & Consumable Fuels - 1.5 %
  23,200   Consol Energy, Inc.                                 $  585,568
  54,600   Foundation Coal Holdings, Inc.                         783,510
                                                               $1,369,078
           Oil & Gas Equipment & Services - 1.8 %
 102,900   Exterran Holdings, Inc. *  (b)                      $1,648,458
           Oil & Gas Exploration & Production - 2.7 %
  49,400   Carrizo Oil & Gas, Inc. *  (b)                      $  438,672
  21,000   Comstock Resources, Inc. *                             625,800
  30,900   Concho Resources, Inc. *                               790,731
  36,900   Petrohawk Energy Corp. *                               709,587
                                                               $2,564,790
           Total Energy                                        $5,582,326
           Materials - 1.2 %
           Diversified Metals & Mining - 1.2 %
 200,100   Titanium Metals Corp.                               $1,094,547
           Total Materials                                     $1,094,547
           Capital Goods - 8.7 %
           Aerospace & Defense - 1.4 %
 196,200   Hexcel Corp. *                                      $1,289,034
           Construction & Engineering - 3.7 %
  90,700   KBR, Inc.                                           $1,252,567
  99,515   MYR Group, Inc. *                                    1,517,604
  32,100   Quanta Services, Inc. *                                688,545
                                                               $3,458,716
           Electrical Component & Equipment - 1.3 %
 308,700   Polypore International, Inc. *                      $1,240,974
           Industrial Conglomerates - 1.9 %
 127,700   McDermott International, Inc. *                     $1,709,903
           Industrial Machinery - 0.4 %
 232,400   Flow International Corp. *                          $  376,488
           Total Capital Goods                                 $8,075,115
           Commercial Services & Supplies - 4.2 %
           Diversified Support Services - 1.7 %
  44,000   Healthcare Services Group, Inc. *                   $  658,680
  42,900   Iron Mountain, Inc. *                                  951,093
                                                               $1,609,773
           Environmental & Facilities Services - 1.8 %
  13,900   Stericycle, Inc. *                                  $  663,447
  18,400   Team, Inc. *                                           215,648
  31,100   Waste Connections, Inc. *                              799,270
                                                               $1,678,365
           Human Resource & Employment Services - 0.2 %
  22,200   Monster Worldwide, Inc. *                           $  180,930
           Research & Consulting Services - 0.5 %
  15,300   CoStar Group, Inc. *                                $  462,825
           Total Commercial Services & Supplies                $3,931,893
           Transportation - 1.2 %
           Air Freight & Couriers - 0.8 %
  62,200   UTI Worldwide, Inc. *                               $  743,290
           Marine - 0.4 %
 110,300   American Commercial Lines, Inc. *                   $  349,651
           Total Transportation                                $1,092,941
           Consumer Durables & Apparel - 2.4 %
           Apparel, Accessories & Luxury Goods - 1.1 %
  44,100   The Warnaco Group, Inc. *  (b)                      $1,058,400
           Housewares & Specialties - 1.0 %
  52,700   Tupperware Brands Corp.                             $  895,373
           Leisure Products - 0.3 %
 206,000   Leapfrog Enterprises, Inc. *  (b)                   $  284,280
           Total Consumer Durables & Apparel                   $2,238,053
           Consumer Services - 3.4 %
           Education Services - 3.4 %
  23,800   American Public Education, Inc. *                   $1,001,028
   9,300   DeVry, Inc.                                            448,074
  97,721   Grand Canyon Education, Inc. * (b)                   1,686,664
                                                               $3,135,766
           Total Consumer Services                             $3,135,766
           Retailing - 6.6 %
           Apparel Retail - 4.0 %
  45,300   Abercrombie & Fitch Co.  (b)                        $1,078,140
  72,700   Gymboree Corp. *                                     1,552,145
  30,300   Ross Stores, Inc.                                    1,087,164
                                                               $3,717,449
           General Merchandise Stores - 0.6 %
  58,700   99 Cents Only Stores, Inc. *                        $  542,388
           Internet Retail - 2.0 %
  23,500   Priceline.com, Inc. *  (b)                          $1,851,330
           Total Retailing                                     $6,111,167
           Food, Beverage & Tobacco - 7.5 %
           Brewers - 0.6 %
  26,200   Boston Beer Co. *                                   $  546,532
           Packaged Foods & Meats - 6.5 %
  71,475   American Italian Pasta Co. *                        $2,488,045
 142,600   Chiquita Brands International, Inc. *                  945,438
 137,470   Imperial Sugar Co. *                                   988,409
 124,300   Smart Balance, Inc. *                                  750,772
  24,200   The J.M. Smucker Co.                                   901,934
                                                               $6,074,598
           Soft Drinks - 0.4 %
  10,400   Hansen Natural Corp. *  (b)                         $  374,400
           Total Food, Beverage & Tobacco                      $6,995,530
           Household & Personal Products - 1.5 %
           Household Products - 1.5 %
  25,800   Church & Dwight Co, Inc.                            $1,347,534
           Total Household & Personal Products                 $1,347,534
           Health Care Equipment & Services - 14.0 %
           Health Care Equipment - 7.5 %
 120,400   Abiomed, Inc. *  (b)                                $  589,960
 125,078   Cryolife, Inc. *                                       647,904
 254,424   DexCom, Inc. *  (b)                                  1,053,315
   9,600   Gen-Probe, Inc. *                                      437,568
  26,000   IDEXX Laboratories, Inc. * (b)                         899,080
 107,900   Insulet Corp. *  (b)                                   442,390
 103,200   Quidel Corp. *                                         951,504
  31,900   Thoratec Corp. *                                       819,511
  32,600   Vnus Medical Technologies, Inc. *                      693,402
  34,000   Wright Medical Group, Inc. *  (b)                      443,020
                                                               $6,977,654
           Health Care Facilities - 1.1 %
  65,500   Psychiatric Solution, Inc. *                        $1,030,315
           Health Care Services - 2.1 %
  31,200   Catalyst Health Solutions, Inc. *                   $  618,384
  21,700   Genoptix, Inc. *                                       591,976
  34,396   Lincare Holdings, Inc. *  (b)                          749,833
                                                               $1,960,193
           Health Care Supplies - 2.5 %
  43,300   Align Technology, Inc. *                            $  343,369
  74,300   Inverness Medical Innovations, Inc. *                1,978,609
                                                               $2,321,978
           Health Care Technology - 0.8 %
  16,100   AthenaHealth, Inc. *  (b)                           $  388,171
  28,600   Eclipsys Corp. *  (b)                                  290,004
                                                               $  678,175
           Total Health Care Equipment & Services              $12,968,315
           Pharmaceuticals & Biotechnology - 8.8 %
           Biotechnology - 3.2 %
  20,300   Alexion Pharmaceuticals, Inc. *                     $  764,498
  60,700   BioMarin Pharmaceutical, Inc. *  (b)                   749,645
  31,100   Cubist Pharmaceuticals, Inc. *                         508,796
  21,600   Myriad Genetics, Inc. *  (b)                           982,152
                                                               $3,005,091
           Life Sciences Tools & Services - 4.7 %
  60,100   Advanced Magnetics, Inc. *  (b)                     $2,209,877
  21,600   Life Technologies Corp. *                              701,568
 149,100   Parexel International Corp. *                        1,450,743
                                                               $4,362,188
           Pharmaceuticals - 0.9 %
 278,056   Cardiome Pharma Corp. *                             $  814,704
           Total Pharmaceuticals & Biotechnology               $8,181,983
           Diversified Financials - 1.8 %
           Consumer Finance - 1.0 %
  78,585   Ezcorp, Inc. *                                      $  909,228
           Specialized Finance - 0.8 %
  47,100   MSCI, Inc. *                                        $  796,461
           Total Diversified Financials                        $1,705,689
           Software & Services - 17.2 %
           Application Software - 9.0 %
  72,560   Concur Technologies, Inc. *                         $1,392,426
  80,700   Informatica Corp. *                                  1,070,082
 114,700   Lawson Software, Inc. *                                487,475
  46,700   Net 1 UEPS Technologies, Inc. *                        710,307
  71,300   Quest Software, Inc. *                                 904,084
  53,600   Synopsys, Inc. *                                     1,111,128
  64,167   The Ultimate Software Group, Inc. * (b)              1,107,522
 272,900   TIBCO Software, Inc. *  (b)                          1,601,923
                                                               $8,384,947
           Data Processing & Outsourced Services - 1.3 %
  33,900   DST Systems, Inc. *                                 $1,173,618
           Internet Software & Services - 3.7 %
 120,300   Comscore, Inc. *                                    $1,454,427
  92,178   Dealertrack Holdings, Inc. *                         1,207,532
 119,500   Skillsoft Plc *                                        799,455
                                                               $3,461,414
           IT Consulting & Other Services - 2.2 %
  28,600   Forrester Research, Inc. *                          $  588,016
  56,000   Gartner Group, Inc. *                                  616,560
 191,900   Sapient Corp. *                                        857,793
                                                               $2,062,369
           Systems Software - 1.0 %
  49,900   Red Hat, Inc. *  (b)                                $  890,216
           Total Software & Services                           $15,972,564
           Technology Hardware & Equipment - 3.9 %
           Communications Equipment - 1.2 %
  30,300   F5 Networks, Inc. *                                 $  634,785
  35,300   Riverbed Technology, Inc. *                            461,724
                                                               $1,096,509
           Computer Hardware - 1.1 %
  63,400   Teradata Corp. *                                    $1,028,348
           Electronic Components - 0.9 %
  34,998   Digital Theater Systems, Inc. *                     $  842,052
           Electronic Equipment & Instruments - 0.7 %
 123,600   L-1 Identity Solutions, Inc. *                      $  631,596
           Total Technology Hardware & Equipment               $3,598,505
           Semiconductors - 6.5 %
           Semiconductor Equipment - 3.9 %
  40,100   ASM Lithography Holdings NV  (b)                    $  702,151
  57,700   MEMC Electronic Materials, Inc. *  (b)                 951,473
 148,400   Teradyne, Inc. *                                       649,992
  96,200   Tessera Technologies, Inc. *                         1,286,194
                                                               $3,589,810
           Semiconductors - 2.6 %
  98,700   Maxim Integrated Products, Inc.  (b)                $1,303,827
  94,500   Microsemi Corp. *                                    1,096,200
                                                               $2,400,027
           Total Semiconductors                                $5,989,837
           Utilities - 1.4 %
           Electric Utilities - 0.7 %
  15,000   ITC Holdings Corp.                                  $  654,300
           Independent Power Producer & Energy Traders - 0.7 %
  23,600   Ormat Technologies, Inc.  (b)                       $  648,056
           Total Utilities                                     $1,302,356
           TOTAL COMMON STOCKS
           (Cost  $95,365,173)                                 $89,324,121

           EXCHANGE TRADED FUNDS - 2.0 %
           Diversified Financials - 2.0 %
           Diversified Finance Services - 0.5 %
  32,500   SPDR KBW Bank                                       $  450,450
           Multi-Sector Holding - 1.5 %
  30,300   iShares Russell 2000 Growth                         $1,393,194
           Total Diversified Financials                        $1,843,644
           TOTAL EXCHANGE TRADED FUNDS
           (Cost  $2,222,957)                                  $1,843,644

Principal
 Amount
           TEMPORARY CASH INVESTMENTS -  18.4%
           Securities Lending Collateral  - 18.4% (c)
           Certificates of Deposit:
 $  416,542Abbey National Plc, 1.58%, 8/13/09                  $        416,542
     416,52Bank of Nova Scotia, 1.58%, 5/5/09                           416,526
     666,13Bank of Scotland NY, 1.45%, 6/5/09                           666,130
     749,77Barclays Bank, 1.13%, 5/27/09                                749,775
     749,77DnB NOR Bank ASA NY, 1.5%, 6/5/09                            749,775
     763,10Intesa SanPaolo S.p.A., 1.03%, 5/22/09                       763,104
       48,3Nordea NY, 0.52%, 4/9/09                                       48,313
     624,81Royal Bank of Canada NY, 1.44%, 8/7/09                       624,812
     749,77Svenska Bank NY, 1.73%, 7/8/09                               749,775
     833,08CBA, 1.31%, 7/16/09                                          833,083
     833,08Societe Generale, 1.75%, 9/4/09                              833,083
     833,08U.S. Bank NA, 1.35%, 8/24/09                                 833,083
                                                               $     7,684,002
           Commercial Paper:
     833,08Monumental Global Funding, Ltd., 1.64%, 8/17/09              833,083
     416,54CME Group, Inc., 1.44%, 8/6/09                               416,542
     818,08American Honda Finance Corp., 1.29%, 7/14/09                 818,088
     833,08HSBC Bank, Inc., 1.64%, 8/14/09                              833,083
     208,27IBM, 1.47%, 9/25/09                                          208,271
     749,77MetLife Global Funding, 1.71%, 6/12/09                       749,775
     749,77New York Life Global, 1.37%, 9/4/09                          749,775
     708,12Westpac Banking Corp., 0.94%, 6/1/09                         708,121
                                                               $     5,316,737
           Tri-party Repurchase Agreements:
  2,499,249Deutsche Bank, 0.21%, 4/1/09                        $     2,499,249
     693,20Barclays Capital Markets, 0.2%, 4/1/09                       693,200
                                                               $     3,192,450
 Shares
           Money Market Mutual Fund:
     833,08JPMorgan, U.S. Government Money Market Fund         $        833,083
           Total Securities Lending Collateral                 $   17,026,271
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $17,026,271)                                 $17,026,271
           TOTAL INVESTMENT IN SECURITIES - 116.7%
           (Cost  $114,614,401)(a)                             $108,194,036
           OTHER ASSETS AND LIABILITIES - (16.7)%              $(15,476,593)
           TOTAL NET ASSETS - 100.0%                           $92,717,443


      *    Non-income producing security.

    (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $116,290,720 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost  $8,082,946

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value   (16,179,630)

           Net unrealized loss                                 $(8,096,684)

    (b)    At March 31, 2009, the following securities were out on loan:

 Shares                          Security                         Value
  31,000   Abercrombie & Fitch Co.                             $  737,800
  24,036   Abiomed, Inc. *                                        117,776
  59,200   Advanced Magnetics, Inc. *                           2,176,784
  39,000   ASM Lithography Holdings NV                            682,890
     900   AthenaHealth, Inc. *                                    21,699
  59,200   BioMarin Pharmaceutical, Inc. *                        731,120
  35,400   Carrizo Oil & Gas, Inc. *                              314,352
  25,900   DexCom, Inc. *                                         107,226
  36,100   Eclipsys Corp. *                                       366,054
  71,300   Exterran Holdings, Inc. *                            1,142,226
  96,000   Grand Canyon Education, Inc. *                       1,656,960
   6,900   Hansen Natural Corp. *                                 248,400
      30   IDEXX Laboratories, Inc. *                               1,037
 106,000   Insulet Corp. *                                        434,600
  45,300   Leapfrog Enterprises, Inc. *                            62,514
  38,200   Lincare Holdings, Inc. *                               832,760
   1,300   Maxim Integrated Products                               17,173
  54,200   MEMC Electronic Materials, Inc. *                      893,758
  12,200   Myriad Genetics, Inc. *                                554,734
  11,300   Ormat Technologies, Inc.                               310,298
  23,200   Priceline.com, Inc. *                                1,827,696
   8,700   Red Hat, Inc. *                                        155,208
  42,400   TIBCO Software, Inc. *                                 248,888
  37,600   The Ultimate Software Group, Inc. *                    648,976
  37,000   The Warnaco Group, Inc. *                              888,000
     900   Wright Medical Group, Inc. *                            11,727
                                                               $15,190,656


    (c) Securities lending collateral is managed by Credit Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                InvestmenOther
Finan
                                                                in
SecuriInstruments
Level 1 - Quoted Prices                                        $92,000,848
Level 2 - Other Significant Observable Inputs                   16,193,188
Level 3 - Significant Unobservable Inputs
Total                                                          $108,194,0    0

              Pioneer High Yield VCT Portfolio
              Schedule of Investments  3/31/09 (unaudited)

PrincipaFloating
Amount (Rate (c)                                             Value

              CONVERTIBLE CORPORATE BONDS - 12.8 %
              Energy - 2.0 %
              Coal & Consumable Fuels - 0.8 %
1,030,000     Massey Energy Co., 3.25%, 8/1/15            $ 630,875
              Oil & Gas Drilling - 0.3 %
910,000       Hercules Offshore, Inc., 3.375%, 6/1/38     $ 259,350
              Oil & Gas Exploration & Production - 0.9 %
1,055,000     Chesapeake Energy, 2.5%, 5/15/37            $ 693,663
              Oil & Gas Refining & Marketing - 0.1 %
410,000       Verenium Corp., 5.5%, 4/1/27 (144A)         $  57,913
              Total Energy                                $1,641,801
              Capital Goods - 2.0 %
              Construction & Farm Machinery & Heavy Trucks - 0.1 %
250,000       Greenbrier Co., Inc., 2.375%, 5/15/26       $  94,063
              Electrical Component & Equipment - 0.8 %
360,000       General Cable Corp., 1.0%, 10/15/12           255,150
745,000       Roper Industries, Inc., 1.4813%, 1/15/34      389,263
                                                          $ 644,413
              Trading Companies & Distributors - 1.1 %
1,230,000     Wesco Distribution, Inc., 1.75%, 11/15/26   $ 864,075
              Total Capital Goods                         $1,602,551
              Transportation - 0.3 %
              Marine - 0.3 %
590,000       Horizon Lines, 4.25%, 8/15/12               $ 282,463
              Total Transportation                        $ 282,463
              Consumer Services - 0.6 %
              Casinos & Gaming - 0.6 %
495,000       Shuffle Master, 1.25%, 4/15/24              $ 444,881
              Total Consumer Services                     $ 444,881
              Media - 1.5 %
              Advertising - 1.5 %
1,665,000     Interpublic Group Cos., 4.25%, 3/15/23 (144A$1,215,450
              Total Media                                 $1,215,450
              Retailing - 0.5 %
              Automotive Retail - 0.5 %
750,000       Sonic Automotive, Inc., 5.25%, 5/7/09       $ 382,500
              Total Retailing                             $ 382,500
              Health Care Equipment & Services - 2.6 %
              Health Care Facilities - 1.2 %
250,000       LifePoint Hospitals, Inc., 3.25%, 8/15/25   $ 187,500
1,100,000     LifePoint Hospitals, Inc., 3.5%, 5/15/14      781,000
                                                          $ 968,500
              Health Care Services - 1.1 %
1,400,000     Omnicare, Inc., 3.25%, 12/15/35             $ 917,000
              Health Care Supplies - 0.3 %
215,000       Inverness Medical Innovation, 3.0%, 5/15/16 $ 181,675
35,000        Inverness Medical Innovation, 3.0%, 5/15/16    29,575
                                                          $ 211,250
              Total Health Care Equipment & Services      $2,096,750
              Pharmaceuticals & Biotechnology - 0.6 %
              Biotechnology - 0.5 %
590,000       Epix Medical, Inc., 3.0%, 6/15/24           $ 188,800
635,000       Mannkind Corp., 3.75%, 12/15/13               271,463
                                                          $ 460,263
              Total Pharmaceuticals & Biotechnology       $ 460,263
              Real Estate - 0.4 %
              Office Real Estate Investment Trust - 0.4 %
500,000       Alexandria Real, 3.7%, 1/15/27 (144A)       $ 350,000
              Total Real Estate                           $ 350,000
              Technology Hardware & Equipment - 1.1 %
              Communications Equipment - 0.1 %
600,000       Nortel Networks, 2.125%, 4/15/14            $  88,500
              Electronic Equipment & Instruments - 0.4 %
500,000       Newport Corp., 2.5%, 2/15/12 (144A)         $ 335,000
              Technology Distributors - 0.6 %
395,000       Anixter International, Inc., 1.0%, 2/15/13  $ 299,213
250,000       Anixter International, Inc., 1.0%, 2/15/13 (  189,375
                                                          $ 488,588
              Total Technology Hardware & Equipment       $ 912,088
              Telecommunication Services - 1.2 %
              Alternative Carriers - 0.5 %
590,000       Time Warner Telecom, Inc. 2.375%, 4/1/26    $ 438,813
              Integrated Telecom Services - 0.6 %
595,000       Qwest Communications International, 3.5%, 11$ 548,888
              Total Telecommunication Services            $ 987,701
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $13,123,870)                         $10,376,448
Shares
              PREFERRED STOCKS - 5.7 %
              Energy - 0.2 %
              Oil & Gas Exploration & Production - 0.1 %
12,270        Petroquest Energy, 6.875%, 12/31/49         $ 158,933
              Total Energy                                $ 158,933
              Materials - 1.9 %
              Diversified Metals & Mining - 1.9 %
645           Freeport-MC Copp, 5.5%, 12/31/49            $ 586,950
14,800        Freeport-MC Copp, 6.75%, 5/1/10               952,528
                                                          $1,539,478
              Total Materials                             $1,539,478
              Capital Goods - 0.3 %
              Electrical Component & Equipment - 0.3 %
2,000         General Cable Corp., 5.75%, 11/24/13        $ 258,500
              Total Capital Goods                         $ 258,500
              Health Care Equipment & Services - 0.5 %
              Health Care Supplies - 0.5 %
2,543         Inverness Medical Corp., 3.0%, 12/31/49 *   $ 425,139
              Total Health Care Equipment & Services      $ 425,139
              Banks - 0.3 %
              Thrifts & Mortgage Finance - 0.3 %
14,000        Sovereign Cap Trust IV, 4.375%, 3/1/34      $ 276,500
              Total Banks                                 $ 276,500
              Diversified Financials - 0.5 %
              Asset Management & Custody Banks - 0.1 %
5,000         Legg Mason, Inc., 7.0%, 6/30/11             $  91,000
              Diversified Financial Services - 0.4 %
700           Bank of America Corp., 7.25%, 12/31/49      $ 297,150
              Total Diversified Financials                $ 388,150
              Insurance - 0.5 %
              Life & Health Insurance - 0.5 %
34,000        Delphi Financial Group, 7.376%, 5/15/37     $ 410,720
              Total Insurance                             $ 410,720
              Real Estate - 0.6 %
              Real Estate Operating Companies - 0.6 %
68,689        Forest City Enterprises, 7.375%, 2/1/34     $ 487,692
              Total Real Estate                           $ 487,692
              Utilities - 0.8 %
              Multi-Utilities - 0.7 %
10,000        CMS Energy Corp., 4.5%, 12/31/49            $ 628,750
              Total Utilities                             $ 628,750
              TOTAL PREFERRED STOCKS
              (Cost  $8,258,817)                          $4,573,862

              COMMON STOCKS - 10.0 %
              Energy - 0.4 %
              Integrated Oil & Gas - 0.3 %
8,900         Marathon Oil Corp.                          $ 233,981
              Oil & Gas Exploration & Production - 0.0 %
11,225        SandRidge Energy, Inc. *                    $  73,973
              Total Energy                                $ 307,954
              Materials - 0.5 %
              Construction Materials - 0.2 %
7,312         Texas Industries, Inc. (b)                  $ 182,800
              Diversified Metals & Mining - 0.2 %
88,500        Polymet Mining Corp. *                      $  69,030
16,600        Titanium Metals Corp.                          90,802
                                                          $ 159,832
              Gold - 0.0 %
1,600         Barrick Gold Corp. (b)                      $  51,872
              Total Materials                             $ 394,504
              Capital Goods - 2.1 %
              Aerospace & Defense - 0.4 %
35,000        BE Aerospace, Inc. *                        $ 303,450
              Building Products - 0.2 %
6,752         Lennox International, Inc.                  $ 178,658
              Construction & Farm Machinery & Heavy Trucks - 0.0 %
32,100        Commercial Vehicle Group, Inc. *            $  17,655
              Electrical Component & Equipment - 0.6 %
9,500         Cooper Industries, Inc.                     $ 245,670
10,800        General Cable Corp. *                         214,056
                                                          $ 459,726
              Industrial Machinery - 0.9 %
11,136        ESCO Technologies, Inc. *                   $ 430,963
8,000         ITT Corp.                                     307,760
                                                          $ 738,723
              Total Capital Goods                         $1,698,212
              Consumer Services - 0.9 %
              Casinos & Gaming - 0.5 %
20,200        International Game Technology               $ 186,244
20,700        Scientific Games Corp. * (b)                  250,677
                                                          $ 436,921
              Specialized Consumer Services - 0.3 %
71,800        Service Corp. International                 $ 250,582
              Total Consumer Services                     $ 687,503
              Media - 0.2 %
              Movies & Entertainment - 0.0 %
4,613         Cinemark Holdings, Inc.                     $  43,316
              Publishing - 0.2 %
5,800         McGraw-Hill Co., Inc.                       $ 132,646
              Total Media                                 $ 175,962
              Retailing - 0.2 %
              Department Stores - 0.2 %
8,800         J.C. Penney Co., Inc.                       $ 176,616
              Total Retailing                             $ 176,616
              Food, Beverage & Tobacco - 0.2 %
              Distillers & Vintners - 0.1 %
10,400        Constellation Brands, Inc. *                $ 123,760
              Total Food, Beverage & Tobacco              $ 123,760
              Health Care Equipment & Services - 0.6 %
              Health Care Equipment - 0.1 %
2,808         Thoratec Corp. *                            $  72,138
              Health Care Supplies - 0.3 %
8,000         Inverness Medical Innovations, Inc. * (b)   $ 213,040
              Managed Health Care - 0.2 %
6,200         CIGNA Corp.                                 $ 109,058
5,200         United Healthcare Group, Inc.                 108,836
                                                          $ 217,894
              Total Health Care Equipment & Services      $ 503,072
              Pharmaceuticals & Biotechnology - 1.4 %
              Life Sciences Tools & Services - 1.4 %
6,815         Bio-Rad Laboratories, Inc. *                $ 449,109
11,100        Thermo Fisher Scientific, Inc. *              395,937
8,100         Waters Corp. *                                299,295
                                                          $1,144,341
              Total Pharmaceuticals & Biotechnology       $1,144,341
              Real Estate - 0.8 %
              Mortgage Real Estate Investment Trust - 0.8 %
44,174        Annaly Capital Management, Inc.             $ 612,693
              Total Real Estate                           $ 612,693
              Technology Hardware & Equipment - 0.9 %
              Communications Equipment - 0.2 %
17,560        CommScope, Inc. *                           $ 199,482
              Electronic Equipment & Instruments - 0.5 %
9,072         Itron, Inc. * (b)                           $ 429,559
              Electronic Manufacturing Services - 0.1 %
9,700         Tyco Electronics, Ltd.                      $ 107,088
              Total Technology Hardware & Equipment       $ 736,129
              Telecommunication Services - 0.5 %
              Integrated Telecommunication Services - 0.5 %
6,389         General Communication Inc. *                $  42,679
46,800        Windstream Corp.                              377,208
                                                          $ 419,887
              Total Telecommunication Services            $ 419,887
              Utilities - 1.3 %
              Gas Utilities - 0.2 %
5,400         Questar Corp.                               $ 158,922
              Independent Power Producer & Energy Traders - 0.7 %
33,400        NRG Energy, Inc. * (b)                      $ 587,840
              Multi-Utilities - 0.4 %
2,800         Public Service Enterprise Group, Inc.       $  82,516
5,620         Sempra Energy                                 259,869
                                                          $ 342,385
              Total Utilities                             $1,089,147
              TOTAL COMMON STOCKS
              (Cost  $12,534,757)                         $8,069,780
Principal
Amount        ASSET BACKED SECURITY - 0.0 %
              Banks - 0.0 %
              Thrifts & Mortgage Finance - 0.0 %
80,000   0.92 Bear Stearns Asset Backed Securities, Inc., $  12,574
              TOTAL ASSET BACKED SECURITY
              (Cost  $34,261)                             $  12,574

              COLLATERALIZED MORTGAGE OBLIGATION - 0.4 %
              Banks - 0.4 %
              Thrifts & Mortgage Finance - 0.4 %
450,000  0.00 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)  $ 288,000
              TOTAL COLLATERALIZED MORTGAGE OBLIGATION
              (Cost  $453,942)                            $ 288,000

              CORPORATE BONDS - 61.3 %
              Energy - 9.5 %
              Coal & Consumable Fuels - 0.7 %
685,000       Massey Energy Co., 6.875%, 12/15/13         $ 595,950
              Oil & Gas Equipment & Services - 0.4 %
190,000       Complete Production Services, 8.0%, 12/15/16$ 120,650
500,000  0.00 Sevan Marine ASA, Floating Rate Note, 5/14/1  240,000
                                                          $ 360,650
              Oil & Gas Exploration & Production - 4.5 %
195,000       Chesapeake Energy Corp., 9.5%, 2/15/15      $ 189,638
150,000       Denbury Resources, Inc., 9.75%, 3/1/16        144,750
755,000       Hilcorp Energy, 7.75%, 11/1/15 (144A)         551,150
355,000       Mariner Energy, Inc., 8.0%, 5/15/17           234,300
530,000       Parallel Petroleum Corp., 10.25%, 8/1/14      302,100
105,000       Petrohawk Energy Corp., 10.5%, 8/1/14 (144A)  104,475
320,000       Petrohawk Energy Corp., 7.875%, 6/1/15 (144A  281,600
75,000        Petrohawk Energy Corp., 9.125%, 7/15/13        72,000
265,000       Plains Exploration & Production Co., 10.0%,   250,425
385,000       Plains Exploration & Production Co., 7.75%,   331,100
470,000       Quicksilver Resources, Inc., 7.125%, 4/1/16   223,250
535,000       Quicksilver Resources, Inc., 8.25%, 8/1/15    347,750
65,000        Range Resources Corp., 7.5%, 10/1/17           59,150
535,000       Sandridge Energy, Inc., 8.0%, 6/1/18          393,225
195,000       Sandridge Energy, Inc., 8.625, 4/1/15         126,750
                                                          $3,611,663
              Oil & Gas Refining & Marketing - 2.3 %
446,000       Frontier Oil Corp., 6.625%, 10/1/11         $ 434,850
630,000       Tesoro Corp., 6.5%, 6/1/17                    475,650
1,150,000     Tesoro Corp., 6.625%, 11/1/15                 908,500
270,000       Verasun Energy Corp., 9.375%, 6/1/17           13,500
                                                          $1,832,500
              Oil & Gas Storage & Transportation - 1.6 %
145,000       Enterprise Products, Floating Rate Note, 8/1$  97,150
1,250,000     Holly Energy Partners LP, 6.25%, 3/1/15       925,000
405,000  7.00 Teppco Partners LP, Floating Rate Note, 6/1/  231,698
                                                          $1,253,848
              Total Energy                                $7,654,611
              Materials - 7.7 %
              Aluminum - 1.3 %
170,000       CII CARBON LLC, 11.125%, 11/15/15           $ 100,300
590,000  6.83 Noranda Aluminum Acquisition, Floating Rate   182,900
2,000,000     Novelis, Inc., 7.25%, 2/15/15                 800,000
                                                          $1,083,200
              Commodity Chemicals - 2.3 %
485,000       Arco Chemical Co., 9.8%, 2/1/20             $  48,500
2,230,000     Georgia Gulf Corp., 9.5%, 10/15/14 (b)        373,525
2,090,000     Millenium America, Inc., 7.625%, 11/15/26      20,900
2,500,000     Nova Chemicals Corp., 7.875%, 9/15/25        1,450,000
                                                          $1,892,925
              Diversified Chemical - 0.0 %
580,000       Ineos Group Holdings Plc, 8.5%, 2/15/16 (144$  34,800
              Diversified Metals & Mining - 0.1 %
145,000       Blaze Recycling & Metals, 10.875%, 7/15/12 ($  88,450
              Metal & Glass Containers - 2.1 %
500,000       AEP Industries, Inc., 7.875%, 3/15/13       $ 290,000
1,700,000     Crown Cork and Seal Co., Inc., 7.375%, 12/15 1,411,000
                                                          $1,701,000
              Paper Packaging - 1.3 %
240,000       Graham Packaging Co., 8.5%, 10/15/12        $ 184,200
665,000       Graham Packaging Co., 9.875%, 10/15/14        428,925
50,000        Graphic Packaging Co., 8.5%, 8/15/11           43,250
515,000       Graphic Packaging Co., 9.5%, 8/15/13          368,225
                                                          $1,024,600
              Steel - 0.4 %
930,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (1$ 358,050
              Total Materials                             $6,183,025
              Capital Goods - 13.9 %
              Aerospace & Defense - 3.3 %
480,000       Aeroflex, Inc., 11.75%, 2/15/15             $ 337,200
795,000       BE Aerospace, Inc., 8.5%, 7/1/18              662,831
1,720,000     Esterline Technology, 7.75%, 6/15/13         1,646,900
                                                          $2,646,931
              Construction & Engineering - 1.9 %
570,000       Esco Corp., 8.625%, 12/15/13 (144A)         $ 433,200
750,000       Mastec, Inc., 7.625%, 2/1/17                  610,313
1,000,000     Mueller Water Products, 7.375%, 6/1/17        515,000
                                                          $1,558,513
              Construction & Farm Machinery & Heavy Trucks - 1.1 %
120,000       Allison Transmission, 11.0%, 11/1/15 (144A) $  57,000
575,000       Allison Transmission, 11.25%, 11/1/15 (144A)  230,000
250,000       American Railcar, 7.5%, 3/1/14                173,750
1,025,000     Greenbrier Co., Inc., 8.375%, 5/15/15         406,156
                                                          $ 866,906
              Electrical Component & Equipment - 4.0 %
1,600,000     Anixter International Corp., 5.95%, 3/1/15  $1,232,000
1,040,000     Baldor Electric, 8.625%, 2/15/17              824,200
260,000       Belden CDT, Inc., 7.0%, 3/15/17               213,200
885,000       General Cable Corp., 7.125%, 4/1/17 (b)       725,700
                                                          $2,995,100
              Industrial Machinery - 1.7 %
1,000,000     Gardner Denver, Inc., 8.0%, 5/1/13          $ 867,500
              Trading Companies & Distributors - 2.9 %
3,320,000     Wesco Distribution, Inc., 7.5%, 10/15/17    $2,324,000
              Total Capital Goods                         $11,258,950
              Commercial Services & Supplies - 0.4 %
              Commercial Printing - 0.1 %
180,000       Sheridan Acquisition Corp., 10.25%, 8/15/11 $ 105,300
              Diversified Commercial Services - 0.3 %
200,000       Aramark Services, Inc., 8.5%, 2/1/15        $ 184,750
              Total Commercial Services & Supplies        $ 290,050
              Transportation - 0.6 %
              Railroads - 0.6 %
200,000       Kansas City Southern, 8.0%, 6/1/15          $ 165,750
570,000       TFM SA De CV, 9.375%, 5/1/12                $ 518,700
              Total Transportation                        $ 684,450
              Automobiles & Components - 0.6 %
              Auto Parts & Equipment - 0.6 %
260,000       Cooper Standard Auto, 7.0%, 12/15/12           31,200
330,000       Cooper Standard Auto, 8.375%, 12/15/14         23,100
935,000       Lear Corp., 8.75%, 12/1/16                    191,675
185,000       Tenneco Automotive, Inc., 8.625%, 11/15/14     34,225
530,000       TRW Automotive, Inc., 7.25%, 3/15/17          219,950
                                                          $ 500,150
              Total Automobiles & Components              $ 500,150
              Consumer Durables & Apparel - 1.2 %
              Homebuilding - 0.4 %
560,000       Meritage Homes Corp., 6.25%, 3/15/15        $ 341,600
              Housewares & Specialties - 0.8 %
1,250,000     Yankee Acquisition Corp., 9.75%, 2/15/17 (b)$ 600,000
              Total Consumer Durables & Apparel           $ 941,600
              Consumer Services - 1.2 %
              Casinos & Gaming - 1.0 %
1,335,000     Mashantucket Pequot Tribe, 8.5%, 11/15/15 (1$ 226,950
280,000       Firekeepers Development Authority, 13.875%, 5 170,800
430,000       Scientific Games Corp., 6.25%, 12/15/12       376,250
                                                          $ 774,000
              Hotels, Resorts & Cruise Lines - 0.2 %
500,000       Pegasus Solutions, Inc., 10.5%, 4/15/15     $ 200,000
              Total Consumer Services                     $ 974,000
              Media - 3.4 %
              Advertising - 1.0 %
1,000,000     Interpublic Group, Inc., 7.25%, 8/15/11     $ 827,500
              Broadcasting - 2.3 %
455,000       Hughes Network System, 9.5%, 4/15/14        $ 407,225
500,000       Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)  300,000
550,000       Intelsat Sub Holding Co., Ltd., 8.5%, 1/15/1  518,375
160,000       Telesat Canada, 11.0%, 11/1/15                132,800
575,000       Telesat Canada, 12.5%, 11/1/17                425,500
990,000       Univision Communications, Inc., 9.75%, 3/15/   99,000
                                                          $1,882,900
              Total Media                                 $2,710,400
              Retailing - 2.2 %
              Apparel Retail - 0.5 %
500,000       Brown Shoe Co., Inc., 8.75%, 5/1/12         $ 405,000
              Automotive Retail - 0.2 %
675,000       Sonic Automotive, Inc., 8.625%, 8/15/13     $ 199,125
              Internet Retail - 0.9 %
385,000       Expedia, Inc., 8.5%, 7/1/16 (144A)          $ 327,250
600,000       Ticketmaster, 10.75%, 7/28/16                 408,000
                                                          $ 735,250
              Specialty Stores - 0.5 %
200,000       Ace Hardware Corp., 9.125%, 6/1/16 (144A)   $ 164,000
340,000       Sally Holdings LLC, 10.5%, 11/15/16 (b)       297,500
                                                          $ 461,500
              Total Retailing                             $1,800,875
              Food, Beverage & Tobacco - 0.3 %
              Distillers & Vintners - 0.1 %
85,000        Constellation Brands, Inc., 8.375%, 12/15/14$  85,425
              Tobacco - 0.2 %
200,000       Alliance One International, Inc., 8.5%, 5/15$ 170,000
              Total Food, Beverage & Tobacco              $ 255,425
              Household & Personal Products - 0.1 %
              Household Products - 0.1 %
110,000       Central Garden & Pet Co., 9.125%, 2/1/13    $  86,900
              Total Household & Personal Products         $  86,900
              Health Care Equipment & Services - 4.4 %
              Health Care Equipment - 0.3 %
285,000       Universal Hospital Services, Inc., 8.5%, 6/1$ 253,650
              Health Care Facilities - 1.9 %
755,000       Community Health Systems, Inc., 8.875%, 7/15$ 713,475
260,000       Fresenius US Finance II, Inc., 9.0%, 7/15/15  270,400
200,000       HCA, Inc., 6.25%, 2/15/13                     150,000
345,000       HCA, Inc., 9.625%, 11/15/16                   275,138
85,000        HCA, Inc., 9.875%, 2/15/17                     80,325
75,000        Psychiatric Solutions, Inc., 7.75%, 7/15/15    67,688
                                                          $1,557,026
              Health Care Services - 0.6 %
420,000       Surgical Care Affiliates, Inc., 10.0%, 7/15/$ 214,200
540,000       Surgical Care Affiliates, Inc., 8.875%, 7/15  313,200
                                                          $ 527,400
              Health Care Supplies - 1.5 %
555,000       Bausch & Lomb, Inc., 9.875%, 11/1/15 (b)    $ 441,225
915,000       Biomet, Inc., 10.375%, 10/15/17               773,175
                                                          $1,214,400
              Total Health Care Equipment & Services      $3,552,476
              Pharmaceuticals & Biotechnology - 0.3 %
              Biotechnology - 0.3 %
275,000       Warner Chilcott Corp., 8.75%, 2/1/15        $ 264,000
              Total Pharmaceuticals & Biotechnology       $ 264,000
              Diversified Financials - 2.0 %
              Multi-Sector Holding - 1.2 %
500,000       Leucadia National Corp., 7.125%, 3/15/17    $ 342,500
785,000       Leucadia National Corp., 8.125%, 9/15/15      621,131
                                                          $ 963,631
              Specialized Finance - 0.8 %
1,910,00 7.68 NCO Group, Inc., Floating Rate Note, 11/15/1$ 649,400
              Total Diversified Financials                $1,613,031
              Insurance - 2.4 %
              Insurance Brokers - 1.0 %
630,000       Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)$ 406,350
790,000       Hub International Holdings, Ltd., 10.25%, 6/  375,250
                                                          $ 781,600
              Multi-Line Insurance - 0.3 %
775,000  7.00 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (1$ 279,341
              Property & Casualty Insurance - 0.3 %
125,000       Hanover Insurance Group Co., 7.625%, 10/15/2$  85,000
455,000 14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (14  141,050
                                                          $ 226,050
              Reinsurance - 0.8 %
400,000  9.56 Foundation RE II, Ltd., Floating Rate Note, $ 379,560
250,000 19.42 Successor II, Ltd., Cat Bond, Floating Rate   235,750
                                                          $ 615,310
              Total Insurance                             $1,902,301
              Real Estate - 2.0 %
              Real Estate Operating Companies - 1.7 %
410,000       Forest City Enterprises, Inc., 6.5%, 2/1/17 $ 151,700
2,935,000     Forest City Enterprises, Inc., 7.625%, 6/1/1 1,262,050
                                                          $1,413,750
              Retail Real Estate Investmen Trust - 0.3 %
800,000       Rouse Co Lp/TRC Co- ISSR, 6.75%, 5/1/13 (144$ 228,000
              Total Real Estate                           $1,641,750
              Software & Services - 3.2 %
              Application Software - 0.9 %
1,150,000     Vangent, Inc., 9.625%, 2/15/15              $ 747,500
              Data Processing & Outsourced Services - 1.3 %
1,780,000     First Data Corp., 9.875%, 9/24/15           $1,041,300
              It Consulting & Other Services - 1.0 %
450,000       Activant Solutions, Inc., 9.5%, 5/1/16      $ 275,625
635,000       Sungard Data Systems, Inc., 9.125%, 8/15/13   552,450
                                                          $ 828,075
              Total Software & Services                   $2,616,875
              Technology Hardware & Equipment - 0.8 %
              Electronic Equipment & Instruments - 0.8 %
685,000       Itron, Inc., 7.75%, 5/15/12                 $ 613,931
              Total Technology Hardware & Equipment       $ 613,931
              Telecommunication Services - 2.2 %
              Integrated Telecommunication Services - 1.6 %
255,000       GCI, Inc., 7.25%, 2/15/14                   $ 223,125
415,000       Paetec Holdings Corp., 9.5%, 7/15/15          290,500
395,000       Time Warner Telecom Holdings, Inc., 9.25%, 2  381,175
400,000       Windstream Corp., 8.625%, 8/1/16              393,000
                                                          $1,287,800
              Wireless Telecommunication Services - 0.6 %
330,000       Cricket Communications, Inc., 9.375%, 11/01/$ 314,320
200,000       Metropcs Wireless, Inc., 9.25%, 11/1/14       193,000
                                                          $ 507,320
              Total Telecommunication Services            $1,795,120
              Utilities - 2.4 %
              Electric Utilities - 0.8 %
1,270,000     TXU Energy Co., 10.25%, 11/1/15 (b)         $ 635,000
              Independent Power Producer & Energy Traders - 1.4 %
500,000       Intergen NV, 9.0%, 6/30/17                  $ 452,500
750,000       NRG Energy, Inc., 7.375%, 1/15/17             697,500
                                                          $1,150,000
              Multi-Utilities - 0.1 %
160,000       Public Service of New Mexico, 9.25%, 5/15/15$ 141,400
              Total Utilities                             $1,926,400
              TOTAL CORPORATE BONDS
              (Cost  $76,186,476)                         $49,266,320

              MUNICIPAL BOND - 0.0 %
              Commercial Services & Supplies - 0.0 %
              Environmental & Facilities Services - 0.0 %
      10 8.46 Ohio Air Quality Development, Floating Rate $  10,000
              TOTAL MUNICIPAL BOND
              (Cost  $100,000)                            $  10,000

              SENIOR FLOATING RATE LOAN INTERESTS - 2.9 % **
              Materials - 0.4 %
              Steel - 0.4 %
525,897  5.68 Niagara Corp., Term Loan, 6/29/14           $ 299,761
              Total Materials                             $ 299,761
              Capital Goods - 0.2 %
              Aerospace & Defense - 0.2 %
218,060  4.47 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/1$ 140,649
              Construction & Engineering - 0.0 %
100,000 10.75 Custom Building Products, Inc., 2nd Lien Ter$  58,750
              Total Capital Goods                         $ 199,399
              Automobiles & Components - 0.2 %
              Tires & Rubber - 0.2 %
245,000  2.28 Goodyear Tire & Rubber Co., 2nd Lien Term Lo$ 174,562
              Total Automobiles & Components              $ 174,562
              Consumer Services - 0.4 %
              Casinos & Gaming - 0.4 %
112,518  3.94 Gateway Casinos & Entertainment, Inc., Delay$  51,533
555,559  3.94 Gateway Casinos & Entertainment, Inc., Term   254,446
                                                          $ 305,979
              Total Consumer Services                     $ 305,979
              Media - 0.1 %
              Broadcasting - 0.1 %
110,000  4.44 Intelsat Jackson Holdings, Ltd., Term B Loan$  81,091
              Total Media                                 $  81,091
              Health Care Equipment & Services - 0.5 %
              Health Care Supplies - 0.5 %
450,000  4.76 Inverness Medical Innovations, Inc., Term Lo$ 371,250
              Total Health Care Equipment & Services      $ 371,250
              Semiconductors - 0.1%
              Semiconductor Equipment - 0.1 %
304      3.34 Flextronics Semiconductor, A1A Delayed Draw $   199
1,057    3.68 Flextronics Semiconductor, Closing Date Term    691
157,450  12.5 Freescale Semiconductor, Inc., Incremental T   82,071
                                                          $  82,961
              Total Semiconductors                        $  82,961
              Telecommunication Services - 0.4 %
              Wireless Telecommunication Services - 0.4 %
399,242  3.72 Stratos Global Corp., Term B Facility Loan, $ 353,995
              Total Telecommunication Services            $ 353,995
              Utilities - 0.6 %
              Independent Power Producer & Energy Traders - 0.6 % 368,300 2.72 NRG Energy, Inc., Credit Linked Term Loan, 2$ 332,468
198,137  1.12 NRG Energy, Inc., Term Loan, 2/1/13           178,860
                                                          $ 511,328
              Total Utilities                             $ 511,328
              TOTAL SENIOR FLOATING RATE LOAN INTERESTS
              (Cost  $3,473,561)                          $2,380,326

              TEMPORARY CASH INVESTMENTS - 17.2 %
              Repurchase Agreement - 9.7 %
7,875,000     Deutsche Bank, 0.25%, dated 3/31/09, repurchase price
              of $7,875,000 plus accrued interest on 4/1/09 collateralized by the following:

                 $1,490,4003 Freddie Mac Giant, 5.5-7.0%, 11/1/35-7/1/38
                 $572,526 Federal Home Loan Mortgage Corp., 5.842-6.729%, 5/1/36-9/1/36
                 $514,719 Federal National Mortgage Association (ARM), 5.685-6.259%, 6/1/36-4/1/37
                 $4,364,963 Federal National Mortgage Association, 5.5-7.5%, 2/1/27-12/1/38
                 $1,089,889 Government National Mortgage A$7,875,000

              Securities Lending Collateral - 7.5 % (d)
              Certificates of Deposit:
147,387       Abbey National Plc, 1.58%, 8/13/09          $ 147,387
147,381       Bank of Nova Scotia, 1.58%, 5/5/09            147,381
235,700       Bank of Scotland NY, 1.45%, 6/5/09            235,700
265,296       Barclays Bank, 1.13%, 5/27/09                 265,296
265,296       DnB NOR Bank ASA NY, 1.5%, 6/5/09             265,296
270,012       Intesa SanPaolo S.p.A., 1.03%, 5/22/09        270,012
17,095        Nordea NY, 0.52%, 4/9/09                       17,095
221,080       Royal Bank of Canada NY, 1.44%, 8/7/09        221,080
265,296       Svenska Bank NY, 1.73%, 7/8/09                265,296
294,773       CBA, 1.31%, 7/16/09                           294,773
294,773       Societe Generale, 1.75%, 9/4/09               294,773
294,773       U.S. Bank NA, 1.35%, 8/24/09                  294,773
                                                          $2,718,861
              Commercial Paper:
294,773       Monumental Global Funding, Ltd., 1.64%, 8/17$ 294,773
147,387       CME Group, Inc., 1.44%, 8/6/09                147,387
289,467       American Honda Finance Corp., 1.29%, 7/14/09  289,467
294,773       HSBC Bank, Inc., 1.64%, 8/14/09               294,773
73,693        IBM, 1.47%, 9/25/09                            73,693
265,296       MetLife Global Funding, 1.71%, 6/12/09        265,296
265,296       New York Life Global, 1.37%, 9/4/09           265,296
250,557       Westpac Banking Corp., 0.94%, 6/1/09          250,557
                                                          $1,881,242
              Tri-party Repurchase Agreements:
884,319       Deutsche Bank, 0.21%, 4/1/09                $ 884,319
245,278       Barclays Capital Markets, 0.2%, 4/1/09        245,278
                                                          $1,129,597
Shares
              Money Market Mutual Fund:
294,773       JPMorgan, U.S. Government Money Market Fund $ 294,773

                                                          $6,024,474
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $13,899,474)                         $13,899,474

              TOTAL INVESTMENT IN SECURITIES - 110.0%
              (Cost  $125,708,301) (a)                    $88,876,784

              OTHER ASSETS AND LIABILITIES - (10.0)%      $(8,068,482)

              TOTAL NET ASSETS - 100.0%                   $80,808,302

*             Non-Income producing security.

PIK           Represents a pay in kind security.

(144A)        Security is exempt from registration under Rule (144A) of the
              Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2009, the value of these securities amounted to $7,766,304 or 9.6% of total net assets.

** Senior Floating Rate Note loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
              Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal Inc.ome tax purposes of $125,708,301 was as follows:

              Aggregate gross unrealized loss for all investments in which
              there is an excess of value over tax cost     $       728,974

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value        (37,560,491)

              Net unrealized loss                           $ (36,831,517)

(b)           At March 31, 2009, the following securities were out on loan:

Principal
Amount ($)                    Description                    Value
326,000       Autonation, Inc., 7.0%, 4/15/14 **          $ 299,033
405,000       Bausch & Lomb, Inc., 9.875%, 11/1/15          321,975
198,000       Community Health Systems, 8.875%, 7/15/15     187,110
1,000,000     Crown Cork and Seal Co., Inc., 7.375%, 12/15/ 830,000
876,000       General Cable Corp., 7.125%, 4/1/17           718,320
2,171,000     Georgia Gulf Corp., 9.5%, 10/15/14            363,643
450,000       MBIA, Inc., Floating Rate Note, 1/15/33  (144 139,500
575,000       Rouse Co Lp/TRC Co- ISSR, 6.75%, 5/1/13 (144A 163,875
600           Sally Holdings LLC, 10.5%, 11/15/16             525
1,150,000     TXU Energy Co., 10.25%, 11/1/15               575,000
1,237,000     Yankee Acquisition Corp., 9.75%, 2/15/17      593,760
Shares
1,200         Barrick Gold Corp.                            38,904
7,000         Inverness Medical Innovations, Inc. *         186,410
7,000         Itron, Inc. *                                 331,450
25,800        NRG Energy, Inc. *                            454,080
14,000        Scientific Games Corp. *                      169,540
7,200         Texas Industries, Inc.                        180,000
              Total                                       $5,553,124


**            Indicates pending sale at 3.31.09

 (c)          Debt obligation with a variable interest rate.
              Rate shown is rate at period end.

(d)           Security lending collateral is managed by Credit Suisse.

              FAS 157 Footnote Disclosures
              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (Inc.luding quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (Inc.luding the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of March
                  31, 2009, in valuing the Fund's assets:

Valuation Inputs                                           Investments
                                                           in Securities
Level 1 - Quoted Prices                                   $10,130,370
Level 2 - Other Significant Observable Inputs              78,746,414
Level 3 - Significant Unobservable Inputs                      0
Total                                                     $88,876,784

Pioneer Ibbotson Aggressive Allocation VCT Portfolio
SCHEDULE OF INVESTMENTS 3/31/09 (UNAUDITED)

Shares                                                       Value ($)
        MUTUAL FUNDS - 102.8%
        NON-PIONEER FUNDS - 23.0%
22,112  AIM Global Real Estate Fund Institutional Class        128,028
44,712  AIM Global Small & Mid Cap Growth Fund                 459,189
11,101  AIM International Growth Fund Institutional Class      195,711
26,205  AIM Trimark Small Companies Fund Institutional Class   195,225
18,352 BlackRock Fundamental Growth Fund Institutional Class 261,880 6,544 BlackRock Value Opportunities Fund Institutional Class 65,505 40,894 Oppenheimer Commodity Strategy Total Return Fund Class 111,641
           TOTAL INVESTMENT IN NON- PIONEER FUNDS
           (Cost $2,531,928)                                 1,417,179

        PIONEER FUNDS - 79.8%
46,892  Pioneer Bond Fund Class Y                              381,704
26,679  Pioneer Cullen Value Fund Class Y                      327,613
19,776  Pioneer Emerging Markets Fund Class Y                  331,646
11,694  Pioneer Equity Income Fund Class Y                     195,872
12,240  Pioneer Europe Select Equity Fund Class Y              195,721
21,460  Pioneer Fund Class Y                                   552,376
10,021  Pioneer Global High Yield Fund Class Y                  62,932
21,935  Pioneer Growth Opportunities Fund Class Y              327,489
50,406  Pioneer Independence Fund Class Y                      325,624
43,649  Pioneer International Equity Fund Class Y              486,687
15,040  Pioneer Mid-Cap Growth Fund Class Y                    129,643
30,732  Pioneer Mid-Cap Value Fund Class Y                     421,950
15,984  Pioneer Oak Ridge Large Cap Growth Fund Class Y        131,865
19,441  Pioneer Real Estate Shares Fund Class Y                169,134
77,779  Pioneer Research Fund Class Y                          464,340
26,327  Pioneer Small Cap Value Fund Class Y                   345,942
8,035   Pioneer Value Fund Class Y                              63,715
           TOTAL INVESTMENTS IN PIONEER FUNDS
           (Cost $8,031,178)                                  4,914,253

        TOTAL INVESTMENTS IN SECURITIES - 102.8%
        (Cost $10,563,106)(a)                                 6,331,432
        OTHER ASSETS AND LIABILITIES - (2.8%)                 (175,862)
        TOTAL NET ASSETS - 100.0%                             6,155,570

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $10,563,106 was as follows:

        Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost            0
        Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value       (4,231,674)
        Net unrealized loss                                  (4,231,674)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

        Valuation Inputs                           Investments in Securities
        Level 1 - Quoted Prices                               6,331,432
        Level 2 - Other Significant Observable Inputs             0
        Level 3 - Significant Unobservable Inputs                 0
        Total                                                 6,331,432

          Pioneer Ibbotson Growth Allocation VCT Portfolio
          SCHEDULE OF INVESTMENTS 3/31/09 (UNAUDITED)

Shares                                                       Value
          MUTUAL FUNDS - 99.7%
          NON-PIONEER FUNDS - 19.1%
400,514   AIM Global Real Estate Fund Institutional Class   2,318,976
797,988   AIM Global Small & Mid Cap Growth Fund            8,195,336
293,603   AIM International Growth Fund Institutional Clas  5,176,227
666,086   AIM Trimark Small Companies Fund Institutional C  4,962,339
493,468   BlackRock Fundamental Growth Fund Institutional   7,041,787
250,123   BlackRock International Index Fund Institutional  1,850,911
157,556 BlackRock Value Opportunities Fund Institutional 1,577,135 1,215,471 Oppenheimer Commodity Strategy Total Return Fund 3,318,236
             TOTAL INVESTMENT IN NON- PIONEER FUNDS
             (Cost $61,362,764)                            34,440,947

          PIONEER FUNDS - 80.6%
2,807,546 Pioneer Bond Fund Class Y                        22,853,422
695,034   Pioneer Cullen Value Fund Class Y                 8,535,017
462,118   Pioneer Emerging Markets Fund Class Y             7,749,719
434,983   Pioneer Equity Income Fund Class Y                7,285,967
123,944   Pioneer Europe Select Equity Fund Class Y         1,981,872
548,899   Pioneer Fund Class Y                             14,128,655
743,804   Pioneer Global High Yield Fund Class Y            4,671,091
9,698     Pioneer Government Income Fund Class Y             96,400
467,151   Pioneer Growth Opportunities Fund Class Y         6,974,558
507,007   Pioneer High Yield Fund Class Y                   3,113,024
1,223,770 Pioneer Independence Fund Class Y                 7,905,557
706,027   Pioneer International Equity Fund Class Y         7,872,199
420,734   Pioneer Mid-Cap Growth Fund Class Y               3,626,729
625,528   Pioneer Mid-Cap Value Fund Class Y                8,588,495
466,583   Pioneer Oak Ridge Large Cap Growth Fund Class Y   3,849,313
413,449   Pioneer Real Estate Shares Fund Class Y           3,597,003
2,239,429 Pioneer Research Fund Class Y                    13,369,391
946,594   Pioneer Short Term Income Fund Class Y            8,462,547
515,878   Pioneer Small Cap Value Fund Class Y              6,778,638
128,216   Pioneer Strategic Income Fund Class Y             1,091,118
328,607   Pioneer Value Fund Class Y                        2,605,851
             TOTAL INVESTMENTS IN PIONEER FUNDS
             (Cost $230,048,661)                           145,136,566

          TOTAL INVESTMENTS IN SECURITIES - 99.7%
          (Cost $291,411,425)(a)                           179,577,513
          OTHER ASSETS AND LIABILITIES - 0.3%                543,626
          TOTAL NET ASSETS - 100.0%                        180,121,139

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $291,411,425 was as follows:

        Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost        6,862
        Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value    (111,840,774)
        Net unrealized loss                               (111,833,912)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

          Valuation Inputs                          Investments in Securities
          Level 1 - Quoted Prices                          179,577,513
          Level 2 - Other Significant Observable Inputs         0
          Level 3 - Significant Unobservable Inputs             0
          Total                                            179,577,513

Pioneer Ibbotson Moderate Allocation VCT Portfolio
SCHEDULE OF INVESTMENTS 3/31/09 (UNAUDITED)

Shares                                                              Value ($)
           MUTUAL FUNDS - 99.9%
           NON-PIONEER FUNDS - 17.6%
172,144    AIM Global Real Estate Fund Institutional Class             996,713
420,713    AIM Global Small & Mid Cap Growth Fund                    4,320,726
188,431    AIM International Growth Fund Institutional Class         3,322,031
283,253    AIM Trimark Small Companies Fund Institutional Class      2,110,238
296,473    BlackRock Fundamental Growth Fund Institutional Class     4,230,674
294,867    BlackRock International Index Fund Institutional Class    2,182,013
101,539    BlackRock Value Opportunities Fund Institutional Class    1,016,405
557,340    Oppenheimer Commodity Strategy Total Return Fund Class    1,521,538
3,848      Oppenheimer Main Street Small-Cap Fund Class Y               42,061
              TOTAL INVESTMENT IN NON- PIONEER FUNDS
              (Cost $34,571,263)                                    19,742,399

           PIONEER FUNDS - 82.3%
2,392,709  Pioneer Bond Fund Class Y                                19,476,655
350,341    Pioneer Cullen Value Fund Class Y                         4,302,182
149,516    Pioneer Emerging Markets Fund Class Y                     2,507,387
135,743    Pioneer Equity Income Fund Class Y                        2,273,696
65,716     Pioneer Europe Select Equity Fund Class Y                 1,050,800
213,872    Pioneer Floating Rate Fund Class Y                        1,174,155
335,961    Pioneer Fund Class Y                                      8,647,643
965,891    Pioneer Global High Yield Fund Class Y                    6,065,795
183,476    Pioneer Growth Opportunities Fund Class Y                 2,739,293
550,823    Pioneer High Yield Fund Class Y                           3,382,054
521,315    Pioneer Independence Fund Class Y                         3,367,696
236,720    Pioneer International Equity Fund Class Y                 2,639,426
190,027    Pioneer Mid-Cap Growth Fund Class Y                       1,638,032
275,670    Pioneer Mid-Cap Value Fund Class Y                        3,784,956
276,421    Pioneer Oak Ridge Large Cap Growth Fund Class Y           2,280,474
218,623    Pioneer Real Estate Shares Fund Class Y                   1,902,018
1,277,131  Pioneer Research Fund Class Y                             7,624,469
1,261,820  Pioneer Short Term Income Fund Class Y                   11,280,675
200,781    Pioneer Small Cap Value Fund Class Y                      2,638,259
275,155    Pioneer Strategic Income Fund Class Y                     2,341,569
140,620    Pioneer Value Fund Class Y                                1,115,119
              TOTAL INVESTMENTS IN PIONEER FUNDS
              (Cost $135,749,436)                                   92,232,353

           TOTAL INVESTMENTS IN SECURITIES - 99.9%
           (Cost $170,320,699)(a)                                  111,974,752
           OTHER ASSETS AND LIABILITIES - 0.1%                          97,276
           TOTAL NET ASSETS - 100.0%                               112,072,028

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $170,320,699 was as follows:

        Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost             $63,757
        Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value         (58,409,704)
        Net unrealized loss                                   $(58,345,947)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

           Valuation Inputs                            Investments in Securities
           Level 1 - Quoted Prices                                 $111,974,752
           Level 2 - Other Significant Observable Inputs               -
           Level 3 - Significant Unobservable Inputs                  -
           Total                                                   $ 111,974,752

        Pioneer Independence VCT Portfolio
        Schedule of Investments  3/31/2009 (unaudited)

Shares                                                         Value
        PREFERRED STOCK - 1.7 %
        Materials - 1.7 %
        Diversified Metals & Mining - 1.7 %
2,650   Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10 $ 170,554
        Total Materials                                     $ 170,554
        TOTAL PREFERRED STOCK                               $ 170,554
        (Cost  $121,301)

        COMMON STOCKS - 98.3 %
        Energy - 7.4 %
        Integrated Oil & Gas - 0.9 %
1,057   Hess Corp.                                          $ 57,289
1,600   Petrobras Brasileiro SA (A.D.R.)                      39,200
                                                            $ 96,489
        Oil & Gas Drilling - 3.1 %
5,300   Transocean, Ltd. *                                  $ 311,852
        Oil & Gas Equipment & Services - 3.0 %
2,300   National-Oilwell Varco, Inc. *                      $ 66,033
22,000  Weatherford International, Inc. *                     243,540
                                                            $ 309,573
        Oil & Gas Exploration & Production - 0.4 %
900     Devon Energy Corp.                                  $ 40,221
        Total Energy                                        $ 758,135
        Materials - 4.4 %
        Diversified Metals & Mining - 2.8 %
7,500   Freeport-McMoRan Copper & Gold, Inc. (Class B)      $ 285,825
        Fertilizers & Agricultural Chemicals - 0.8 %
1,000   Monsanto Co.                                        $ 83,100
        Industrial Gases - 0.8 %
1,300   Praxair, Inc.                                       $ 87,477
        Total Materials                                     $ 456,402
        Capital Goods - 9.6 %
        Aerospace & Defense - 7.7 %
22,896  Be Aerospace, Inc. *                                $ 198,508
1,400   Boeing Co.                                            49,812
600     General Dynamics Corp.                                24,954
6,800   Honeywell International, Inc.                         189,448
7,500   United Technologies Corp.                             322,350
                                                            $ 785,072
        Electrical Component & Equipment - 1.9 %
1,500   First Solar, Inc. *                                 $ 199,050
        Total Capital Goods                                 $ 984,122
        Transportation - 5.1 %
        Airlines - 5.1 %
35,813  Continental Airlines, Inc. (Class B) *              $ 315,513
27,400  Delta Air Lines, Inc. *                               154,262
12,000  UAL Corp. *                                           53,760
                                                            $ 523,535
        Total Transportation                                $ 523,535
        Consumer Services - 1.9 %
        Hotels, Resorts & Cruise Lines - 1.9 %
15,300  Starwood Hotels & Resorts World Wide, Inc.          $ 194,310
        Total Consumer Services                             $ 194,310
        Media - 1.3 %
        Cable & Satellite - 0.3 %
1,380   Time Warner Cable, Inc. *                           $ 34,224
        Movies & Entertainment - 1.0 %
5,500   Time Warner, Inc.                                   $ 106,150
        Total Media                                         $ 140,374
        Retailing - 0.9 %
        Home Improvement Retail - 0.9 %
4,900   Lowe's Co., Inc.                                    $ 89,425
        Total Retailing                                     $ 89,425
        Food & Drug Retailing - 3.2 %
        Drug Retail - 1.6 %
6,100   CVS/Caremark Corp.                                  $ 167,689
        Hypermarkets & Supercenters - 1.6 %
3,100   Wal-Mart Stores, Inc.                               $ 161,510
        Total Food & Drug Retailing                         $ 329,199
        Food, Beverage & Tobacco - 0.6 %
        Soft Drinks - 0.6 %
1,300   Coca-Cola Co.                                       $ 57,135
        Total Food, Beverage & Tobacco                      $ 57,135
        Household & Personal Products - 1.4 %
        Household Products - 1.4 %
2,400   Colgate-Palmolive Co.                               $ 141,552
        Total Household & Personal Products                 $ 141,552
        Health Care Equipment & Services - 2.1 %
        Health Care Equipment - 2.1 %
9,417   Insulet Corp. *                                     $ 38,610
3,700   Medtronic, Inc.                                       109,039
700     Surgical Intuitive, Inc. *                            66,752
                                                            $ 214,401
        Total Health Care Equipment & Services              $ 214,401
        Pharmaceuticals & Biotechnology - 11.6 %
        Biotechnology - 4.5 %
7,700   Gilead Sciences, Inc. *                             $ 356,664
3,500   Vertex Pharmaceuticals, Inc. *                        100,555
                                                            $ 457,219
        Life Sciences Tools & Services - 1.0 %
2,700   Advanced Magnetics, Inc. *                          $ 99,279
        Pharmaceuticals - 6.1 %
1,200   Abbott Laboratories, Ltd.                           $ 57,240
23,000  Bristol-Myers Squibb Co.                              504,160
22,800  Cardiome Pharma Corp. *                               66,804
                                                            $ 628,204
        Total Pharmaceuticals & Biotechnology               $1,184,702
        Diversified Financials - 7.9 %
        Asset Management & Custody Banks - 1.3 %
4,400   State Street Corp.                                  $ 135,432
        Investment Banking & Brokerage - 1.8 %
6,400   Lazard, Ltd.                                        $ 188,160
        Specialized Finance - 4.8 %
6,545   IntercontinentalExchange, Inc. *                    $ 487,406
        Total Diversified Financials                        $ 810,998
        Software & Services - 10.8 %
        Data Processing & Outsourced Services - 1.5 %
900     MasterCard, Inc.                                    $ 150,732
        Internet Software & Services - 2.0 %
15,600  Yahoo!, Inc. *                                      $ 199,836
        Systems Software - 7.3 %
6,900   BMC Software, Inc. *                                $ 227,700
3,500   McAfee, Inc. *                                        117,250
22,500  Oracle Corp. *                                        406,575
                                                            $ 751,525
        Total Software & Services                           $1,102,093
        Technology Hardware & Equipment - 18.6 %
        Communications Equipment - 5.5 %
10,120  F5 Networks, Inc. *                                 $ 212,014
2,700   Research In Motion, Ltd. *                            116,289
18,000  Riverbed Technology, Inc. *                           235,440
                                                            $ 563,743
        Computer Hardware - 6.7 %
4,700   Apple, Inc. *                                       $ 494,064
20,200  Dell, Inc. *                                          191,496
                                                            $ 685,560
        Computer Storage & Peripherals - 6.4 %
40,200  EMC Corp. *                                         $ 458,280
13,300  NETAPP, Inc. *                                        197,372
                                                            $ 655,652
        Total Technology Hardware & Equipment               $1,904,955
        Semiconductors - 11.5 %
        Semiconductors - 11.5 %
18,900  Broadcom Corp. *                                    $ 377,622
33,600  Intel Corp.                                           505,680
5,900   Marvell Technology Group, Ltd. *                      54,044
40,700  ON Semiconductor Corp. *                              158,730
8,700   Taiwan Semiconductor Manufacturing Co. (A.D.R.)       77,865
                                                            $1,173,941
        Total Semiconductors                                $1,173,941
        TOTAL COMMON STOCKS                                $10,065,279
        (Cost  $12,551,339)
        TOTAL INVESTMENT IN SECURITIES - 100.0 %           $10,235,833
        (Cost  $12,672,640)(a)

        WRITTEN OPTIONS  - (0.1) %
        Call Option - (0.1) %
(1)     First Solar, Inc., expiring April 2018 at $175      $  (38)
(1)     First Solar, Inc., expiring April 2018 at $180         (28)
(7)     IntercontinentalExchange, Inc., expiring April 2018 a (5,040)
(4)     IntercontinentalExchange, Inc., expiring April 2018 a  (890)
(34)    Yahoo!, Inc., expiring April 2018 at $14               (952)
                                                            $ (6,948)
        TOTAL WRITTEN OPTIONS                               $ (6,948)
        (Cost  $(9,165))
        OTHER ASSETS AND LIABILITIES - 0.1 %                $  9,103
        TOTAL NET ASSETS - 100.0 %                         $10,237,988

    *   Non-income producing security.

(A.D.R.)American Depositary Receipt.

  (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $12,947,553 was as follows:

        Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cost  $631,131

        Aggregate gross unrealized loss for all investments
        in which there is an excess of tax cost over value  (3,342,851)

        Net unrealized loss                                $(2,711,720)

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March
        31, 2009, in valuing the Fund's assets:

Valuation Inputs                              Investments   Other Financial
                                              in Securities  Instruments
Level 1 - Quoted Prices                         $10,235,833  (6,948)
Level 2 - Other Significant Observable Inputs     0           0
Level 3 - Significant Unobservable Inputs         0           0
Total                                           $10,235,833  (6,948)


         Pioneer International Value VCT Portfolio
         Schedule of Investments  3/31/2009 (unaudited)

Shares                                                       Value
         COMMON STOCKS - 97.6 %
         Energy - 11.8 %
         Coal & Consumable Fuels - 0.4 %
114,400  Yanzhou Coal Mining Co., Ltd. *                  $   82,411
         Integrated Oil & Gas - 10.5 %
14,131   BG Group Plc                                     $  214,179
71,980   BP Amoco Plc                                        481,709
3,291    Petrobras Brasileiro SA (A.D.R.)                     80,630
260,000  PetroChina Co., Ltd. *                              207,240
27,665   Repsol SA Regd                                      477,762
19,860   Royal Dutch Shell Plc                               446,597
                                                          $1,908,117
         Oil & Gas Equipment & Services - 0.9 %
4,643    Technip                                          $  163,590
         Total Energy                                     $2,154,118
         Materials - 9.1 %
         Diversified Chemical - 1.5 %
7,126    Akzo Nobel N.V.                                  $  269,948
         Diversified Metals & Mining - 6.0 %
23,466   BHP Billiton, Ltd.                               $  523,179
21,575   Companhia Vale do Rio Doce (A.D.R.)                 243,366
9,809    Rio Tinto Plc                                       328,438
                                                          $1,094,983
         Fertilizers & Agricultural Chemicals - 0.6 %
4,779    Yara International ASA                           $  105,302
         Specialty Chemicals - 1.0 %
13,039   Johnson Matthey Plc *                            $  196,513
         Total Materials                                  $1,666,746
         Capital Goods - 7.4 %
         Electrical Component & Equipment - 0.6 %
13,500   Sumitomo Electric Industries, Ltd.               $  114,207
         Heavy Electrical Equipment - 1.9 %
10,770   Abb, Ltd.                                        $  150,103
41,454   Mitsubishi Electric Corp.                           188,482
                                                          $  338,585
         Industrial Machinery - 3.2 %
22,812   Gea Group AG *                                   $  243,143
41,900   Kawasaki Heavy Industries, Ltd.                      84,472
13,800   Kurita Water Industries, Ltd.                       265,234
                                                          $  592,849
         Trading Companies & Distributors - 1.7 %
30,900   Itochu Corp.                                     $  152,218
17,300   Sumitomo Corp.                                      150,234
                                                          $  302,452
         Total Capital Goods                              $1,348,093
         Commercial Services & Supplies - 3.0 %
         Environmental & Facilities Services - 3.0 %
13,261   Suez Environnement SA *                          $  195,026
93,692   Tomra Systems ASA *                                 343,443
                                                          $  538,469
         Total Commercial Services & Supplies             $  538,469
         Transportation - 5.3 %
         Airlines - 3.9 %
185,775  Ryanair Holdings Plc *                           $  713,274
         Marine - 0.2 %
11,100   Kawasaki Kisen Kaisha, Ltd.                      $   34,948
         Railroads - 1.2 %
4,100    East Japan Railway Co.                           $  213,089
         Total Transportation                             $  961,311
         Automobiles & Components - 1.2 %
         Automobile Manufacturers - 1.2 %
4,400    Honda Motor Co., Ltd.                            $  105,166
3,616    Toyota Motor Co.                                    115,852
                                                          $  221,018
         Total Automobiles & Components                   $  221,018
         Consumer Durables & Apparel - 2.6 %
         Homebuilding - 2.6 %
95,000   Sekisui Chemical Co., Ltd.                       $  475,499
         Total Consumer Durables & Apparel                $  475,499
         Media - 4.0 %
         Cable & Satellite - 4.0 %
34,743   Eutelsat Communications S.A.                     $  738,427
         Total Media                                      $  738,427
         Food & Drug Retailing - 3.7 %
         Hypermarkets & Supercenters - 3.7 %
17,154   Carrefour Supermarch                             $  668,349
         Total Food & Drug Retailing                      $  668,349
         Food, Beverage & Tobacco - 2.5 %
         Brewers - 1.1 %
18,900   Kirin Holdings Co., Ltd. *                       $  201,427
         Packaged Foods & Meats - 1.4 %
13,482   Unilever Plc                                     $  255,519
         Total Food, Beverage & Tobacco                   $  456,946
         Health Care Equipment & Services - 5.9 %
         Health Care Equipment - 4.5 %
6,174    Medtronic, Inc.                                  $  181,948
3,805    Synthes, Inc.                                       422,904
5,727    Zimmer Holdings, Inc. *                             209,036
                                                          $  813,888
         Health Care Services - 1.4 %
6,409    Fresenius Medical Care AG                        $  249,136
         Total Health Care Equipment & Services           $1,063,024
         Pharmaceuticals & Biotechnology - 5.4 %
         Pharmaceuticals - 5.4 %
12,118   Bristol-Myers Squibb Co.                         $  265,627
3,096    Novartis                                            116,727
2,737    Roche Holdings AG                                   375,363
6,709    Takeda Chemical Industries Ltd.                     232,413
                                                          $  990,130
         Total Pharmaceuticals & Biotechnology            $  990,130
         Banks - 10.6 %
         Diversified Banks - 10.6 %
37,306   Banco Santander Central Hispano S.A.             $  256,436
9,192    BNP Paribas S.A. *                                  378,763
51,648   Development Bank of Singapore, Ltd.                 289,623
50,970   HSBC Holding Plc                                    288,532
10,072   Societe Generale                                    395,402
9,400    Sumitomo Mitsui Financial Group, Inc.               331,240
                                                          $1,939,996
         Total Banks                                      $1,939,996
         Diversified Financials - 3.8 %
         Diversified Capital Markets - 3.8 %
22,983   CS Group                                         $  696,331
         Total Diversified Financials                     $  696,331
         Insurance - 3.9 %
         Multi-Line Insurance - 2.6 %
5,626    Allianz AG                                       $  473,828
         Reinsurance - 1.3 %
14,451   Swiss Reinsurance, Ltd.                          $  235,539
         Total Insurance                                  $  709,367
         Real Estate - 0.8 %
         Diversified Real Estate Activities - 0.8 %
12,975   Mitsui Fudosan Co.                               $  142,170
         Total Real Estate                                $  142,170
         Software & Services - 3.3 %
         Home Entertainment Software - 3.3 %
12,559   Electronic Arts, Inc. *                          $  228,448
1,300    Nintendo Corp., Ltd.                                382,270
                                                          $  610,718
         Total Software & Services                        $  610,718
         Technology Hardware & Equipment - 3.8 %
         Communications Equipment - 1.5 %
24,061   Nokia Oyj                                        $  279,711
         Electronic Manufacturing Services - 1.2 %
46,522   Hon Hai Precision Industry Co.,Ltd. (G.D.R.) *   $  206,937
         Office Electronics - 1.1 %
6,945    Canon, Inc. *                                    $  202,369
         Total Technology Hardware & Equipment            $  689,017
         Semiconductors - 0.7 %
         Semiconductor Equipment - 0.7 %
3,485    Tokyo Electron, Ltd.                             $  131,139
         Total Semiconductors                             $  131,139
         Telecommunication Services - 5.2 %
         Integrated Telecommunication Services - 2.7 %
7,200    Nippon Telegraph & Telephone Corp.               $  273,176
24,980   Tele2 Ab (B Shares)                                 210,610
                                                          $  483,786
         Wireless Telecommunication Services - 2.5 %
263,221  Vodafone Group Plc                               $  459,832
         Total Telecommunication Services                 $  943,618
         Utilities - 3.6 %
         Electric Utilities - 2.0 %
10,306   E.On AG *                                        $  288,713
3,791    Fortum Corp. *                                       71,991
                                                          $  360,704
         Independent Power Producer & Energy Traders - 0.4 %
21,369   International Power Plc                          $   64,044
         Multi-Utilities - 1.2 %
4,289    Gaz De France                                    $  147,427
10,365   National Grid Plc                                    79,686
                                                          $  227,113
         Total Utilities                                  $  651,861
         TOTAL COMMON STOCKS                              $17,796,347
         (Cost  $27,282,789)

         RIGHTS/WARRANTS - 0.2 %
         Banks - 0.2 %
         Diversified Banks - 0.2 %
21,237   HSBC Holdings Plc Rights, Expires 4/3/09 *       $   42,964
         Total Banks                                      $   42,964
         TOTAL RIGHTS/WARRANTS                            $   42,964
         (Cost  $91,857)
         TOTAL INVESTMENT IN SECURITIES - 97.8 %          $17,839,311
         (Cost  $27,374,646)(a)
         OTHER ASSETS AND LIABILITIES - 2.2 %             $  409,396
         TOTAL NET ASSETS - 100.0 %                       $18,248,707

    *    Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

  (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $27,636,052 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos$ 377,187

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(10,173,928)

         Net unrealized loss                              $(9,796,741)

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                           InvestmenOther Finan
                                                           in SecuriInstruments
Level 1 - Quoted Prices                                   $1,252,018    0
Level 2 - Other Significant Observable Inputs              16,587,29    43
Level 3 - Significant Unobservable Inputs                     0         0
Total                                                     $17,839,31    43

          Pioneer Mid-Cap Value VCT Portfolio
          SCHEDULE OF INVESTMENTS  03/31/2009

 Shares                                                Value
          COMMON STOCKS - 95.4 %
          Energy - 4.8 %
          Coal & Consumable Fuels - 0.6 %
  40,900  Consol Energy Inc.                        $1,032,316
          Oil & Gas Drilling - 0.6 %
  16,000  Transocean Ltd. *                         $  941,440
          Oil & Gas Equipment And Services - 1.2 %
  43,600  Smith International, Inc.                 $  936,528
  84,024  Weatherford International, Inc. *            930,146
                                                    $1,866,674
          Oil & Gas Exploration & Production - 1.7 %
  12,970  Devon Energy Corp.                        $  579,629
  26,700  Range Resources Corp                       1,098,972
  36,300  XTO Energy, Inc.                           1,111,506
                                                    $2,790,107
          Oil & Gas Storage & Transportation - 0.7 %
 175,890  EL Paso Corp. (b)                         $1,099,313
          Total Energy                              $7,729,850
          Materials - 6.6 %
          Diversified Chemical - 0.4 %
  12,500  FMC Corp.                                 $  539,250
          Fertilizers & Agricultural Chemicals - 0.6 %
  23,500  The Mosaic Co. *                          $  986,530
          Gold - 1.1 %
  40,367  Newmont Mining Corp.                      $1,806,827
          Industrial Gases - 1.3 %
  37,100  Air Products & Chemicals, Inc.            $2,086,875
          Metal & Glass Containers - 3.2 %
 117,541  Ball Corp.                                $5,101,279
          Total Materials                           $10,520,761
          Capital Goods - 3.3 %
          Industrial Machinery - 0.8 %
  28,100  SPX Corp.                                 $1,320,981
          Trading Companies & Distributors - 2.5 %
  56,154  W.W. Grainger, Inc.                       $3,940,888
          Total Capital Goods                       $5,261,869
          Commercial Services & Supplies - 6.5 %
          Environmental & Facilities Services - 2.6 %
  56,168  Republic Services, Inc.                   $  963,281
 125,342  Waste Management, Inc. * (b)               3,208,755
                                                    $4,172,036
          Office Services & Supplies - 1.3 %
  97,120  Avery Dennison Corp.                      $2,169,661
          Research & Consulting Services - 2.6 %
 168,690  Equifax, Inc. *                           $4,124,471
          Total Commercial Services & Supplies      $10,466,168
          Consumer Durables & Apparel - 1.2 %
          Footwear - 0.3 %
   9,600  Nike, Inc.                                $  450,144
          Homebuilding - 0.9 %
 152,910  D.R. Horton, Inc. (b)                     $1,483,227
          Total Consumer Durables & Apparel         $1,933,371
          Media - 3.9 %
          Advertising - 2.2 %
 860,094 The Interpublic Group of Companies, Inc. *$3,543,587 Movies & Entertainment - 1.7 %
 155,062  Viacom, Inc. (Class B) *                  $2,694,978
          Total Media                               $6,238,565
          Retailing - 1.4 %
          Apparel Retail - 1.1 %
 136,682  Gap, Inc.                                 $1,775,499
          Department Stores - 0.3 %
  24,875  J.C. Penney Co., Inc.                     $  499,241
          Total Retailing                           $2,274,740
          Food & Drug Retailing - 3.2 %
          Food Retail - 3.2 %
  75,169  Kroger Co.                                $1,595,086
 175,811  Safeway, Inc. (b)                          3,549,624
                                                    $5,144,710
          Total Food & Drug Retailing               $5,144,710
          Food Beverage & Tobacco - 4.2 %
          Brewers - 1.2 %
  56,332  Molson Coors Brewing Co. (Class B)        $1,931,061
          Distillers & Vintners - 0.5 %
  66,400  Constellation Brands, Inc. *              $  790,160
          Packaged Foods & Meats - 1.2 %
  50,100  The J.M. Smucker Co.                      $1,867,227
          Tobacco - 1.3 %
  34,578  Lorillard, Inc.                           $2,134,846
          Total Food Beverage & Tobacco             $6,723,294
          Household & Personal Products - 2.2 %
          Household Products - 0.9 %
  27,500  Energizer Holdings, Inc. *                $1,366,475
          Personal Products - 1.3 %
  84,680  Estee Lauder Co.                          $2,087,362
          Total Household & Personal Products       $3,453,837
          Health Care Equipment & Services - 6.9 %
          Health Care Distributors - 1.3 %
  68,582  Cardinal Health, Inc.                     $2,158,961
          Health Care Equipment - 1.0 %
  42,400  Zimmer Holdings, Inc. *                   $1,547,600
          Health Care Services - 3.0 %
 197,199  Omnicare, Inc. (b)                        $4,829,404
          Managed Health Care - 1.6 %
  46,963  AETNA, Inc.                               $1,142,610
  81,100  CIGNA Corp.                                1,426,549
                                                    $2,569,159
          Total Health Care Equipment & Services    $11,105,124
          Pharmaceuticals & Biotechnology - 3.0 %
          Life Sciences Tools & Services - 1.4 %
  64,000  Thermo Fisher Scientific, Inc. *          $2,282,880
          Pharmaceuticals - 1.6 %
 112,500  Forest Laboratories, Inc. *               $2,470,500
          Total Pharmaceuticals & Biotechnology     $4,753,380
          Banks - 5.3 %
          Regional Banks - 2.8 %
  31,250  City National Corp. (b)                   $1,055,313
 116,649  First Horizon National Corp. * (b)         1,252,807
 121,549  KeyCorp (b)                                  956,591
  28,487  PNC Bank Corp.                               834,384
  45,137  Zions Bancorporation (b)                     443,697
                                                    $4,542,792
          Thrifts & Mortgage Finance - 2.5 %
 112,800  New York Community Bancorp, Inc. (b)      $1,255,464
 152,930  People's Bank                              2,748,152
                                                    $4,003,616
          Total Banks                               $8,546,408
          Diversified Financials - 4.1 %
          Asset Management & Custody Banks - 1.8 %
  25,300  Franklin Resources, Inc.                  $1,362,911
  25,400  Northern Trust Corp.                       1,519,428
                                                    $2,882,339
          Investment Banking & Brokerage - 1.3 %
  69,735  Lazard Ltd.                               $2,050,209
          Specialized Finance - 1.0 %
   6,600  CME Group, Inc.                           $1,626,174
          Total Diversified Financials              $6,558,722
          Insurance - 10.7 %
          Insurance Brokers - 3.2 %
  81,329  Aon Corp. (b)                             $3,319,850
  88,800  Marsh & McLennan Co., Inc. *               1,798,200
                                                    $5,118,050
          Life & Health Insurance - 2.9 %
 368,089  UNUM Group                                $4,601,113
          Property & Casualty Insurance - 2.0 %
  50,100  Axis Capital Holdings, Ltd.               $1,129,254
 162,639  Progressive Corp. *                        2,185,868
                                                    $3,315,122
          Reinsurance - 2.6 %
  84,382  RenaissanceRe Holdings, Ltd.              $4,171,846
          Total Insurance                           $17,206,131
          Real Estate - 4.9 %
          Diversified Real Estate Investment Trust - 0.4 %
  21,361  Vornado Realty Trust                      $  710,040
          Mortgage Real Estate Investment Trust - 2.0 %
 235,145  Annaly Capital Management, Inc.           $3,261,461
          Office Real Estate Investment Trust - 0.4 %
  19,770  Boston Properties, Inc.                   $  692,543
          Residential Real Estate Investment Trust - 0.3 %
  25,400  Equity Residential Property Trust         $  466,090
          Retail Real Estate Investment Trust - 0.7 %
  32,000  Kimco Realty Corp. (b)                    $  243,840
  31,000  Regency Centers Corp.                        823,670
                                                    $1,067,510
          Specialized Real Estate Investment Trust - 1.1 %
  20,840  Public Storage, Inc. (b)                  $1,151,410
  25,000  Ventas, Inc. *                               565,250
                                                    $1,716,660
          Total Real Estate                         $7,914,304
          Software & Services - 6.2 %
          Data Processing & Outsourced Services - 4.9 %
 163,100  Western Union Co.                         $2,050,167
 100,338  Computer Sciences Corp. *                  3,696,452
  54,500  Fiserv, Inc. *                             1,987,070
                                                    $7,733,689
          Home Entertainment Software - 0.5 %
  45,700  Electronic Arts, Inc. *                   $  831,283
          Internet Software & Services - 0.8 %
 104,600  eBAY, Inc. *                              $1,313,776
          Total Software & Services                 $9,878,748
          Technology Hardware & Equipment - 5.7 %
          Computer Hardware - 4.7 %
  94,800  Dell, Inc. *                              $  898,704
 309,880  NCR Corp. *                                2,463,546
 254,920  Teradata Corp. *                           4,134,802
                                                    $7,497,052
          Office Electronics - 1.0 %
 345,023  Xerox Corp.                               $1,569,855
          Total Technology Hardware & Equipment     $9,066,907
          Semiconductors - 1.7 %
          Semiconductor Equipment - 0.5 %
  77,910  Applied Materials, Inc.                   $  837,533
          Semiconductors - 1.2 %
  49,960  Analog Devices, Inc.                      $  962,729
 102,200  NVIDIA Corp. *                             1,007,692
                                                    $1,970,421
          Total Semiconductors                      $2,807,954
          Telecommunication Services - 0.6 %
          Integrated Telecommunication Services - 0.6 %
 125,100  Windstream Corp.                          $1,008,306
          Total Telecommunication Services          $1,008,306
          Utilities - 9.1 %
          Electric Utilities - 2.0 %
  87,243  Edison International                      $2,513,471
  15,691  FirstEnergy Corp.                            605,673
                                                    $3,119,144
          Gas Utilities - 0.6 %
  31,201  Questar Corp.                             $  918,245
          Multi-Utilities - 6.5 %
 123,188  NSTAR (b)                                 $3,927,233
  34,500  PG&E Corp.                                 1,318,590
  49,984  Public Service Enterprise Group, Inc.      1,473,028
  81,710  Sempra Energy                              3,778,270
                                                    $10,497,121
          Total Utilities                           $14,534,510
          TOTAL COMMON STOCKS
          (Cost  $196,674,603)                      $153,127,659

Principal TEMPORARY CASH INVESTMENTS - 11.3% (c)
 Amount                                                Value
          Securities Lending Collateral  - 11.3%
          Certificates of Deposit:
 442,279  Abbey National Plc, 1.58%, 8/13/09        $       442,279
 442,263  Bank of Nova Scotia, 1.58%, 5/5/09                442,263
 707,290  Bank of Scotland NY, 1.45%, 6/5/09                707,290
 796,102  Barclays Bank, 1.13%, 5/27/09                     796,102
 796,102  DnB NOR Bank ASA NY, 1.5%, 6/5/09                 796,102
 810,255  Intesa SanPaolo S.p.A., 1.03%, 5/22/09            810,255
  51,299  Nordea NY, 0.52%, 4/9/09                            51,299
 663,419  Royal Bank of Canada NY, 1.44%, 8/7/09            663,419
 796,102  Svenska Bank NY, 1.73%, 7/8/09                    796,102
 884,558  CBA, 1.31%, 7/16/09                               884,558
 884,558  Societe Generale, 1.75%, 9/4/09                   884,558
 884,558  U.S. Bank NA, 1.35%, 8/24/09                      884,558
                                                    $    8,158,785
          Commercial Paper:
 884,558  Monumental Global Funding, Ltd., 1.64%, 8/1       884,558
 442,279  CME Group, Inc., 1.44%, 8/6/09                    442,279
 868,636  American Honda Finance Corp., 1.29%, 7/14/0       868,636
 884,558  HSBC Bank, Inc., 1.64%, 8/14/09                   884,558
 221,140  IBM, 1.47%, 9/25/09                               221,140
 796,102  MetLife Global Funding, 1.71%, 6/12/09            796,102
 796,102  New York Life Global, 1.37%, 9/4/09               796,102
 751,874  Westpac Banking Corp., 0.94%, 6/1/09              751,874
                                                    $    5,645,250
          Tri-party Repurchase Agreements:
2,653,674 Deutsche Bank, 0.21%, 4/1/09              $    2,653,674
 736,032  Barclays Capital Markets, 0.2%, 4/1/09            736,032
                                                    $    3,389,706
Shares
          Money Market Mutual Fund:
884,558   JPMorgan, U.S. Government Money Market Fun$       884,558
                                                    $       884,558
          Total Securities Lending Collateral       $  18,078,300
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $18,078,301)                       $  18,078,301
          TOTAL INVESTMENT IN SECURITIES - 106.7%
          (Cost  $214,752,904) (a)                  $171,205,960
          OTHER ASSETS AND LIABILITIES - (6.7)%     $(10,750,293)
          TOTAL NET ASSETS - 100.0%                 $160,455,667

      *   Non-income producing security.

    (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $216,384,176 was as follows:

          Aggregate gross unrealized gain for all in$8,186,727

          Aggregate gross unrealized loss for all inv(53,364,943)

          Net unrealized loss                       $(45,178,216)

   (b)    At March 31, 2009, the following securities were out on loan:

 Shares   Description                                  Value
  80,000  Aon Corp.                                 $3,265,600
  10,700  City National Corp.                          361,339
 150,000  D.R. Horton, Inc.                          1,455,000
 170,000  EL Paso Corp.                              1,062,500
  83,500  First Horizon National Corp. *               896,790
 120,000  KeyCorp                                      944,400
  31,600  Kimco Realty Corp.                           240,792
 110,900  New York Community Bancorp, Inc.           1,238,753
  52,400  NSTAR                                      1,670,512
  50,000  Omnicare, Inc.                             1,224,500
  20,000  Public Storage, Inc.                       1,105,000
 100,000  Safeway, Inc.                              2,019,000
 120,000  Waste Management, Inc. *                   3,072,000
  44,600  Zions Bancorporation                         438,418
          Total                                     $18,994,604

    (c)   Security lending collateral is managed by Credit Suisse.



       Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

      The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets:

          Valuation Inputs                           Investments
in Securities
          Level 1 - Quoted Prices                   $154,012,217
          Level 2 - Other Significant Observable Inpu17,193,743 Level 3 - Significant Unobservable Inputs
          Total                                     $171,205,960

Pioneer Money Market VCT Portfolio
SCHEDULE OF INVESTMENTS  3/31/09

 Shares                                                              Value

          CORPORATE BONDS - 14.4 %
          Household & Personal Products - 0.9 %
          Personal Products - 0.9 %
  105,000 Procter & Gamble Co., Floating Rate Note, 2/8/10        $ 105,000
  225,000 Procter & Gamble International SA, Floating Rate Note,    224,580
                                                                  $ 329,580
          Total Household & Personal Products                     $ 329,580
          Banks - 8.7 %
          Diversified Banks - 4.2 %
  305,000 BNP Paribas SA, Floating Rate Note, 2/13/09             $ 305,000
  220,000 Credit Agricole SA (London) Floating Rate Note, 5/28/09   219,821
  250,000 Rabobank Nederland, Floating Rate Note, 11/9/09 144a      249,974
  250,000 Royal Bank of Canada, Floating Rate Note, 10/15/09 144A   250,269
  250,000 Svenska Handelsbanken AB, Floating Rate Note, 8/6/09      249,923
  200,000 Wells Fargo Co., 3.125%, 4/1/09                           200,000
  100,000 Wells Fargo Co., Floating Rate Note, 1/29/10               99,534
                                                                  $1,574,521
          Regional Banks - 4.4 %
  460,000 Bank of America NA, Floating Rate Note, 10/3/09 EXT     $ 458,095
  110,000 Bank of America NA, Floating Rate Note, 6/12/09           109,977
  250,000 Bank of America NA, Floating Rate Note, 9/13/10           250,000
  120,000 Mellon Funding Corp., 3.25%, 4/1/09                       120,000
  750,000 US Bank NA/Cincinnati, Floating Rate Note, 9/10/09        750,000
                                                                  $1,688,072
          Total Banks                                             $3,262,593
          Diversified Financials - 2.7 %
          Asset Management & Custody Banks - 0.3 %
  100,000 Bank of New York Mellon, Floating Rate Note, 2/5/10     $  99,460
          Diversified Finance Services - 1.3 %
  190,000 General Electric Capital Corp., Floating Rate Note, 5/8/$ 189,978 100,000 General Electric Capital Corp., Floating Rate Note, 7/8/ 100,000
  210,000 JPMorgan Chase & Co., Floating Rate Note, 1/22/10         209,057
                                                                  $ 499,035
          Specialized Finance - 1.1 %
  405,000 BP Capital Markets Plc, Floating Rate Note, 1/11/10     $ 405,000
          Total Diversified Financials                            $1,003,495
          Insurance - 1.1 %
          Multi-Line Insurance - 1.1 %
  415,000 Metlife Global Funding I, Floating Rate Note, 6/12/09   $ 415,013
          Total Insurance                                         $ 415,013
          Technology Hardware & Equipment - 1.1 %
          Computer Hardware - 1.1 %
  415,000 IBM International Group Capital LLC, Floating Rate Note,$ 415,476
          Total Technology Hardware & Equipment                   $ 415,476
          TOTAL CORPORATE BONDS
          (Cost  $5,426,157)                                      $5,426,157
          US GOVERNMENT OBLIGATIONS - 19.5 %
          Government - 19.5 %
  220,000 Fannie Mae Discount, 2.8%, 4/30/09                      $ 219,504
  175,000 Fannie Mae Discount Notes, 0%, 8/3/09                     173,825
  410,000 Federal Farm Credit Bank, Floating Rate Note, 2/11/10     410,880
  195,000 Federal Home Loan Banks, 0.88%, 3/12/10                   195,000
  450,000 Federal Home Loan Banks, Floating Rate Note, 12/15/09     448,979
  410,000 Federal Home Loan Banks, Floating Rate Note, 2/10/10      411,567
  220,000 Federal Home Loan Banks, Floating Rate Note, 2/19/10      220,883
  390,000 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/ 390,000 390,000 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/ 390,000 470,000 Federal National Mortgage Association, Floating Rate Not 470,158 555,000 Federal National Mortgage Association, Floating Rate Not 554,972 390,000 Federal National Mortgage Association, Floating Rate Not 390,000
  195,000 Freddie Mac Discount Notes, 0%,  4/6/09                   194,925
  410,000 FREDDIE MAC, Floating Rate Note, 1/8/10                   410,000
  615,000 FREDDIE MAC, Floating Rate Note, 1/8/10                   615,000
  105,000 Freddie Mac, Floating Rate Note, 10/19/09                 104,979
  205,000 FREDDIE MAC, Floating Rate Note, 7/12/10                  205,000
  100,000 Freddie Mac, Floating Rate Note, 9/18/09                   99,985
  390,000 U.S. Treasury Notes, 3.5%, 2/15/10                        399,677
  530,000 U.S. Treasury Notes, 6.0%, 8/15/09                        541,059
  490,000 United States Treasury Bond, 3.625%, 10/31/09             498,777
                                                                  $7,345,170
          TOTAL US GOVERNMENT OBLIGATIONS
          (Cost  $7,345,170)                                      $7,345,170
          MUNICIPAL BONDS - 5.1 %
          Government - 5.1 %
          Municipal  Development - 1.1 %
  200,000 Jackson County Mississippi, Floating Rate Note, 6/1/23  $ 200,000
  100,000 Valdez Alaska Marine Rev, Floating Rate Note, 6/1/37      100,000
  100,000 Valdez Alaska Marine Term, Floating Rate Note, 7/1/37     100,000
                                                                  $ 400,000
          Municipal  Facilities - 0.3 %
  100,000 Oregon State Facilities Authority Revenue, Floating Rate$ 100,000
          Municipal  Higher Education - 1.2 %
  245,000 Athens-Clarke County Georgia, Floating Rate Note, 8/1/33$ 245,000
  200,000 University of Michigan, Floating Rate Note, 12/1/37       200,000
                                                                  $ 445,000
          Municipal  Medical - 1.7 %
  100,000 Charlotte-Mecklenburg Hospital Authority, Floating Rate $ 100,000 235,000 Harris County Texas Health, Floating Rate Note, 12/01/41 235,000 100,000 Harris County Texas Health, Floating Rate Note, 12/01/41 100,000
  220,000 Weber County Utah Hospital Revenue, Floating Rate Note,   220,000
                                                                  $ 655,000
          Muni Transportation - 0.3 %
  100,000 Port Arthur Texas Navigation District, Floating Rate Not$ 100,000
          Muni Utilities - 0.5 %
  200,000 Southeast, Alabama Gas District, Floating Rate Note, 8/1$ 200,000
          Total Government
          (Cost  $1,900,000)                                      $1,900,000

          TEMPORARY CASH INVESTMENTS - 57.4 %

          Diversified Banks - 3.3 %
  400,000 Bank Nova SC, Floating Rate Note, 5/6/09                $ 400,000
  260,000 The Bank of New York Mellon, Floating Rate Note, 10/14/0  259,060
  565,000 Westpac Banking Corp., 1.5%,  6/15/09                     565,000
                                                                  $1,224,060
          Regional Banks - 26.9 %
  410,000 Deutsche Bank NY, Floating Rate Note, 7/21/09           $ 410,000
  880,000 ABN Amro Bank NV/Chicago, 2.06%, 4/1/09                   880,000
  530,000 Bank of Nova Scotia/Portland, 0.35%,  4/9/09              530,000
  220,000 BNP Paribas/New York, 1.15%  7/9/09                       220,000
  390,000 BNP Paribas/New York, 2.43%  042709                       390,000
1,000,000 Credit Suisse/New York NY, 1.47%,  7/9/09                1,000,327
  530,000 Credit Suisse/New York NY, 1.5575%, 8/14/09               530,338
  200,000 Nordea Bank Finland Plc, 1.3%,  10/13/09                  200,213
  870,000 Nordea Bank NY, 3.23%, 7/10/09                            870,024
  530,000 Rabobank Nederland NV NY, 1.43125%, 3/12/10               530,000
  100,000 Royal Bank of Canada, Floating Rate Note, 8/7/09          100,000
  570,000 Royal Bank of Canada, 1.89%                               570,000
  250,000 RY FLT, Floating Rate Note, 10/1/09                       250,000
  530,000 Societe Generale/New 0.5%, 4/13/09                        530,000
  550,000 Societe Generale/New York NY, 1.15%, 7/9/09               550,000
  535,000 Svenska Handelsbanke, 0.91%,  6/2/09                      535,009
  530,000 Svenska Handelsbanke, 0.935%,  5/13/09                    530,010
  110,000 Svenska Handelsbanke, Floating Rate Note,  7/13/09        110,040
  100,000 Svenska handelsbanken, Floating Rat Note, 7/8/09          100,000
  565,000 Toronto Dominion Bank, 2.48%  052609                      565,009
  535,000 Toronto Dominion Bank, 1.53375%, 1/28/10                  535,089
  220,000 Toronto Dominion Bank, 1.96%, 10/6/09                     220,073
                                                                  $10,156,132
          Total Banks                                             $11,380,192
          Commercial Paper - 5.3 %
  250,000 Danske Corp., 0.55%,  4/14/09                           $ 249,950
  175,000 Danske Corp., 0.7% 4/6/09 144a                            174,981
  100,000 Jacksonville Electric Authority, 1.2%, 5/7/09             100,000
  255,000 Nordea North America, Inc., 1.2%, 4/15/09                 254,881
  190,000 Societe Generale North America, 0.19%, 4/1/09             190,000
  110,000 Societe Generale North America, 0.38%, 4/30/09            109,966
  215,000 State Street Corp., 0.45%, 4/6/09                         214,987
  210,000 State Street Corp., 0.55%, 4/14/09                        209,958
  250,000 Verizon Communications, Inc., 0.7%,  4/20/09 144A         249,908
  250,000 Verizon Communications, Inc., 1.15%, 5/7/09 144A          249,713
          Total Commercial Paper                                  $2,004,344
          Government - 0.5 %
  200,000 United States Treasury Bill, Floating Rate Note, 12/17/0$ 199,260
          Total Government                                        $ 199,260
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $21,583,796)                                     $21,583,796
          MUTUAL FUND - 3.2 %
1,200,000 BlackRock Liquidity Funds TempCash Portfolio            $1,200,000
          TOTAL MUTUAL FUND
          (Cost  $1,200,000)                                      $1,200,000
          Repurchase Agreement - 21.3 %
1,600,000 Bank of America, 0.19%, dated 3/31/09, repurchase price of $1,600,000 plus accrued interest on 4/1/09 collateralized by the following:

          $627,939 Freddie Mac Giant, 5.0%, 7/1/35
          $1,004,061 Government National Mortgage Association, 6.5$1,600,000

1,600,000 Barclays Plc, 0.24%, dated 3/31/09, repurchase price of
          $1,600,000 plus accrued interest on 4/1/09 collateralized by the following:
          $759,324 Federal National Mortgage Association, 6.0-7.0%, 7/1/37-
8/1/37
          $113,251 Federal Home Loan Mortgage Corp., 6.505%, 7/1/36
          $399,669 Freddie Mac Giant, 5.5%, 7/1/37
          $359,756 Federal National Mortgage Association (ARM), 4.31,600,000

1,600,000 BNP Paribas Securities Corp., 0.15%, dated 3/31/09, repu of $1,600,000 plus accrued interest on 4/1/09 collateralized by the following:

          $1,459,194 Federal National Mortgage Association, 5.0-6.0%, 5/1/23-3/1/39
          172,806 Freddie Mac Giant, 4.5%, 3/1/19                  1,600,000

1,600,000 Deutsche Bank, 0.25%, dated 3/31/09, repurchase price of $1,600,000 plus accrued interest on 4/1/09 collateralized by the following:

          $302,812 Freddie Mac Giant, 5.5-7.0%, 11/1/35-7/1/38
       $116,323 Federal Home Loan Mortgage Corp., 5.842-6.729%, 5/1/36-9/1/36
          $104,578 Federal National Mortgage Association (ARM), 5.685-6.259%, 6/1/36-4/1/37
          $886,850 Federal National Mortgage Association, 5.5-7.5%, 2/1/27-
12/1/38
          $221,438 Government National Mortgage Association, 6.0-7.0%,
          5/15/36-2/15/39                                          1,600,000
1,600,000 JPMorgan, 0.25%, dated 3/31/09, repurchase price of
          $1,600,000 plus accrued interest on 4/1/09 collateralized
          by $1,625,474 Federal National Mortgage Association,
          5.0%, 3/1/38-4/1/38                                      1,600,000
          Total Repurchase Agreement
          (Cost  $8,000,000)                                      $8,000,000
          TOTAL INVESTMENT IN SECURITIES - 99.6%
          (Cost  $37,455,123) (a)                                 $37,455,123
          OTHER ASSETS AND LIABILITIES -0.4%                      $ 162,144
          TOTAL NET ASSETS - 100.0%                               $37,617,267


          Non-income producing security.

          Not rated by either S&P or Moody's.

          At March 31, 2009, cost for federal income tax purposes was $37,455,123.

      Debt obligation with a variable interest rate. Rate shown is the rate at year end.


Various inputs are used in determining the value of the Portfolio's investments.
These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Portfolio's assets:

Valuation Inputs                                  Investments Other Financial
						 in Securities Instruments
          Level 1 - Quoted Prices                         $1,200,000
          Level 2 - Other Significant Observable Inputs    36,255,123
          Level 3 - Significant Unobservable Inputs
          Total                                           $ 37,455,123

Pioneer Oakridge Large Cap Growth VCT
Schedule of Investments  3/31/09

Shares                                                     Value

        COMMON STOCKS - 92.4 %
        Energy - 8.6 %
        Oil & Gas Drilling - 1.3 %
 2,495  Transocean, Ltd. *                              $  146,806
        Oil & Gas Equipment & Services - 1.9 %
 4,985  Schlumberger, Ltd.                              $  202,491
        Oil & Gas Exploration & Production - 5.4 %
 6,010  Petrohawk Energy Corp. *                        $  115,572
 5,575  Southwestern Energy Co. *                          165,522
 9,897  XTO Energy, Inc.                                   303,046
                                                        $  584,140
        Total Energy                                    $  933,437
        Materials - 5.1 %
        Fertilizers & Agricultural Chemicals - 1.0 %
 1,345  Monsanto Co.                                    $  111,770
        Industrial Gases - 2.1 %
 3,420  Praxair, Inc.                                   $  230,132
        Specialty Chemicals - 2.0 %
 6,160  Ecolab, Inc.                                    $  213,937
        Total Materials                                 $  555,839
        Capital Goods - 7.8 %
        Aerospace & Defense - 5.5 %
 2,315  Precision Castparts Corp.                       $  138,669
 6,645  Raytheon Co.                                       258,756
 4,710  United Technologies Corp.                          202,436
                                                        $  599,861
        Industrial Machinery - 2.3 %
 4,590  Danaher Corp.                                   $  248,870
        Total Capital Goods                             $  848,731
        Commercial Services & Supplies - 1.3 %
        Diversified Support Services - 1.3 %
 6,215  Iron Mountain, Inc. *                           $  137,787
        Total Commercial Services & Supplies            $  137,787
        Automobiles & Components - 1.0 %
        Auto Parts & Equipment - 1.0 %
 8,800  Johnson Controls, Inc.                          $  105,600
        Total Automobiles & Components                  $  105,600
        Retailing - 6.3 %
        Computer & Electronics Retail - 2.1 %
 6,010  Best Buy Co., Inc.                              $  228,140
        General Merchandise Stores - 1.8 %
 5,775  Target Corp.                                    $  198,602
        Specialty Stores - 2.4 %
14,547  Staples, Inc.                                   $  263,446
        Total Retailing                                 $  690,188
        Food & Drug Retailing - 1.6 %
        Food Retail - 1.6 %
 8,130  Kroger Co.                                      $  172,519
        Total Food & Drug Retailing                     $  172,519
        Food, Beverage & Tobacco - 2.7 %
        Soft Drinks - 2.7 %
 5,705  PepsiCo, Inc.                                   $  293,693
        Total Food, Beverage & Tobacco                  $  293,693
        Household & Personal Products - 2.9 %
        Household Products - 2.9 %
 6,805  Procter & Gamble Co. *                          $  320,447
        Total Household & Personal Products             $  320,447
        Health Care Equipment & Services - 9.0 %
        Health Care Distributors - 2.0 %
 5,495  Henry Schein, Inc. *                            $  219,855
        Health Care Equipment - 5.0 %
 3,720  Becton, Dickinson & Co.                         $  250,133
 9,370  Hologic, Inc. *                                    122,653
 4,920  Stryker Corp.                                      167,477
                                                        $  540,263
        Health Care Services - 2.0 %
 4,720  Express Scripts, Inc. *                         $  217,922
        Total Health Care Equipment & Services          $  978,040
        Pharmaceuticals & Biotechnology - 12.0 %
        Biotechnology - 4.6 %
 4,735  Celgene Corp. *                                 $  210,234
 6,295  Gilead Sciences, Inc. *                            291,584
                                                        $  501,818
        Life Sciences Tools & Services - 2.2 %
 6,780  Thermo Fisher Scientific, Inc. *                $  241,843
        Pharmaceuticals - 5.2 %
 6,790  Abbott Laboratories Ltd.                        $  323,883
 4,970  Allergan, Inc.                                     237,367
                                                        $  561,250
        Total Pharmaceuticals & Biotechnology           $1,304,911
        Diversified Financials - 6.1 %
        Asset Management & Custody Banks - 1.7 %
13,760  Invesco, Ltd.                                   $  190,714
        Investment Banking & Brokerage - 2.1 %
14,715  Charles Schwab Corp.                            $  228,083
        Specialized Finance - 2.3 %
   335  CME Group, Inc.                                 $   82,541
 2,215  IntercontinentalExchange, Inc. *                   164,951
                                                        $  247,492
        Total Diversified Financials                    $  666,289
        Software & Services - 10.2 %
        Application Software - 3.5 %
 8,290  Adobe Systems, Inc. *                           $  177,323
 5,715  Sap AG (A.D.R.) *                                  201,682
                                                        $  379,005
        Data Processing & Outsourced Services - 1.4 %
 2,680  Visa, Inc.                                      $  149,008
        Internet Software & Services - 3.2 %
   999  Google, Inc. *                                  $  347,712
        Systems Software - 2.1 %
12,670  Microsoft Corp.                                 $  232,748
        Total Software & Services                       $1,108,473
        Technology Hardware & Equipment - 14.3 %
        Communications Equipment - 7.1 %
19,820  Cisco Systems, Inc. *                           $  332,381
11,385  Qualcomm, Inc.                                     442,990
                                                        $  775,371
        Computer Hardware - 6.2 %
 2,515  Apple Inc. *                                    $  264,377
 7,325  Hewlett-Packard Co.                                234,840
 1,820  IBM Corp. *                                        176,340
                                                        $  675,557
        Electronic Components - 1.0 %
 3,855  Amphenol Corp.                                  $  109,829
        Total Technology Hardware & Equipment           $1,560,757
        Semiconductors - 3.8 %
14,935  Intel Corp.                                     $  224,473
11,225  Texas Instruments, Inc.                            185,325
                                                        $  409,798
        Total Semiconductors                            $  409,798
        TOTAL COMMON STOCKS
        (Cost  $14,136,537)                             $10,086,509

        TOTAL INVESTMENT IN SECURITIES - 92.4%
        (Cost  $14,136,537) (a)                         $10,086,509

        OTHER ASSETS AND LIABILITIES - 7.6%             $  826,111

        TOTAL NET ASSETS - 100.0%                       $10,912,620

    *   Non-Income producing security.

(A.D.R.)American Depositary Receipt.

  (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal Income tax purposes of $14,261,916 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost         $     374,038

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value            (4,549,146)

        Net unrealized loss                               $ (4,175,108)

        FAS 157 Footnote Disclosures
        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of September
            30, 2008, in valuing the Fund's assets:

Valuation Inputs                               Investments
                                               in Securities
Level 1 - Quoted Prices                           $10,086,509
Level 2 - Other Significant Observable Inputs           0
Level 3 - Significant Unobservable Inputs               0
Total                                             $10,086,509

            Pioneer Real Estate Shares VCT Portfolio
            Schedule of Investments  3/31/09 (unaudited)

Shares                                                              Value

            COMMON STOCKS - 95.0 %
            Consumer Services - 1.3 %
            Hotels, Resorts & Cruise Lines - 1.3 %
 27,900     Starwood Hotels & Resorts World Wide, Inc. (b)       $  354,330
            Total Consumer Services                              $  354,330
            Real Estate - 93.7 %
            Diversified Real Estate Investment Trust - 9.0 %
 66,200     Liberty Property Trust                               $1,253,828
  1,600     PS Business Parks, Inc. *                                58,960
 35,550     Vornado Realty Trust (b)                              1,181,682
                                                                 $2,494,470
            Industrial Real Estate Investment Trust - 7.0 %
 45,100     AMB Property Corp.                                   $  649,440
197,000     DCT Industrial Trust, Inc.                              624,490
 52,100     DuPont Fabros Technology, Inc.                          358,448
 42,100     First Potomac Realty Trust                              309,435
                                                                 $1,941,813
            Office Real Estate Investment Trust - 11.7 %
 55,900     BioMed Property Trust, Inc.                          $  378,443
 35,000     Boston Properties, Inc.                               1,226,050
 42,100     Brandywine Realty Trust (b)                             119,985
 17,900     Digital Realty Trust, Inc. (b)                          593,922
 88,400     HRPT Properties Trust                                   281,996
 36,200     Kilroy Realty Corp.                                     622,278
                                                                 $3,222,674
            Real Estate Operating Companies - 2.0 %
 93,800     Brookfield Properties Corp.                          $  538,412
            Residential Real Estate Investment Trust - 17.1 %
 31,100     AvalonBay Communities, Inc. * (b)                    $1,463,566
 47,200     Camden Property Trust *                               1,018,576
 85,500     Equity Residential Property Trust                     1,568,925
 12,000     Essex Property Trust, Inc. (b)                          688,080
                                                                 $4,739,147
            Retail Real Estate Investment Trust - 23.7 %
 34,500     Developers Diversified Realty Corp. (b)              $   73,485
 28,900     Federal Realty Investment Trust (b)                   1,329,400
 51,600     Kimco Realty Corp. (b)                                  393,192
 68,900     Kite Realty Group Trust                                 168,805
 28,400     National Retail Properties, Inc.                        449,856
 15,600     Realty Income Corp. (b)                                 293,592
 37,800     Regency Centers Corp. (b)                             1,004,346
 65,821     Simon Property Group, Inc. (b)                        2,280,039
  9,100     Taubman Centers, Inc. (b)                               155,064
 66,400     The Macerich Co. (b)                                    415,664
                                                                 $6,563,443
            Specialized Real Estate Investment Trust - 23.2 %
  4,700     Entertainment Properties Trust                       $   74,072
109,000     Extra Space Storage, Inc.                               600,590
 54,800     HCP, Inc.                                               978,180
154,000     Host Hotels & Resorts Inc.                              603,680
 63,500     Nationwide Health Properties, Inc. (b)                1,409,065
 83,300     Omega Healthcare Investors, Inc.                      1,172,864
 28,500     Public Storage, Inc.                                  1,574,625
                                                                 $6,413,076
            Total Real Estate                                    $25,913,035
            TOTAL COMMON STOCKS
            (Cost  $42,407,149)                                  $26,267,365

Principal   TEMPORARY CASH INVESTMENTS - 20.0 %
Amount      Securities Lending Collateral  - 20.0% (c)
            Certificates of Deposit:
  135,692   Abbey National Plc, 1.58%, 8/13/09                   $  135,692
  135,686   Bank of Nova Scotia, 1.58%, 5/5/09                      135,686
  216,997   Bank of Scotland NY, 1.45%, 6/5/09                      216,997
  244,245   Barclays Bank, 1.13%, 5/27/09                           244,245
  244,245   DnB NOR Bank ASA NY, 1.5%, 6/5/09                       244,245
  248,587   Intesa SanPaolo S.p.A., 1.03%, 5/22/09                  248,587
    15,738  Nordea NY, 0.52%, 4/9/09                                 15,738
  203,537   Royal Bank of Canada NY, 1.44%, 8/7/09                  203,537
  244,245   Svenska Bank NY, 1.73%, 7/8/09                          244,245
  271,383   CBA, 1.31%, 7/16/09                                     271,383
  271,383   Societe Generale, 1.75%, 9/4/09                         271,383
  271,383   U.S. Bank NA, 1.35%, 8/24/09                            271,383
                                                                 $2,503,121
            Commercial Paper:
  271,383   Monumental Global Funding, Ltd., 1.64%, 8/17/09      $  271,383
  135,692   CME Group, Inc., 1.44%, 8/6/09                          135,692
  266,498   American Honda Finance Corp., 1.29%, 7/14/09            266,498
  271,383   HSBC Bank, Inc., 1.64%, 8/14/09                         271,383
    67,846  IBM, 1.47%, 9/25/09                                      67,846
  244,245   MetLife Global Funding, 1.71%, 6/12/09                  244,245
  244,245   New York Life Global, 1.37%, 9/4/09                     244,245
  230,676   Westpac Banking Corp., 0.94%, 6/1/09                    230,676
                                                                 $1,731,967
            Tri-party Repurchase Agreements:
  814,149   Deutsche Bank, 0.21%, 4/1/09                         $  814,149
  225,815   Barclays Capital Markets, 0.2%, 4/1/09                  225,815
                                                                 $1,039,964
 Shares
            Money Market Mutual Fund:
  271,383   JPMorgan, U.S. Government Money Market Fund          $  271,383
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $5,546,435)                                   $5,546,435

            TOTAL INVESTMENT IN SECURITIES - 115.0%
            (Cost  $47,953,584)                                 $31,813,800

            OTHER ASSETS AND LIABILITIES - (15.0)%              $(4,147,390)

            TOTAL NET ASSETS - 100.0%                           $27,666,410

     *      Non-income producing security.

   (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $48,897,885 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost            $   6,537,439

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value             (23,575,929)

            Net unrealized loss                                  $(17,038,490)

   (b)      AtMarch 31, 2009, the following securities were out on loan:

Shares                           Description                         Value
27,300      AvalonBay Communities, Inc. *                         1,284,738
39,000      Brandywine Realty Trust                                111,150
23,260      Developers Diversified Realty Corp.                     49,544
17,600      Digital Realty Trust, Inc.                             583,968
 8,800      Essex Property Trust, Inc.                             504,592
 3,000      Federal Realty Investment Trust                        138,000
50,800      Kimco Realty Corp.                                     387,096
64,900      The Macerich Co.                                       406,274
55,400      Nationwide Health Properties, Inc.                    1,229,326
 6,600      Prologis, Inc.                                          42,900
15,400      Realty Income Corp.                                    289,828
10,000      Regency Centers Corp.                                  265,700
 6,000      Simon Property Group, Inc.                             207,840
14,000      Starwood Hotels & Resorts World Wide, Inc.             177,800
 9,000      Taubman Centers, Inc.                                  153,360
   200      Vornado Realty Trust                                     6,648
            Total                                                $5,838,763

   (c)      Securities lending collateral is managed by Credit Suisse.


            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September
                30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments
                                              in Securities
Level 1 - Quoted Prices                          $26,538,748
Level 2 - Other Significant Observable Inputs    5,275,052
Level 3 - Significant Unobservable Inputs         0
Total                                           $31,813,800

Pioneer Small Cap Value VCT Portfolio
Schedule of Investments  3/31/09

Shares                                                           Value

         COMMON STOCKS - 100.2 %
         Energy - 3.1 %
         Oil & Gas Equipment & Services - 0.5 %
 11,100  Basic Energy Services, Inc. *                       $     71,817
 16,100  Complete Production Services, Inc. *                      49,588
                                                             $    121,405
         Oil & Gas Exploration & Production - 2.6 %
 32,500  Callon Petroleum. Co *                              $     35,425
  3,700  Clayton Williams Energy, Inc. *                          108,188
  3,500  Comstock Resources, Inc. *                               104,300
 15,900  Mariner Energy, Inc. *                                   123,225
 14,300  McMoRan Exploration Co. *                                 67,210
 19,100  Rosetta Resources, Inc. *                                 94,545
 10,012  Stone Energy Corp. *                                      33,340
 22,200  VAALCO Energy, Inc. *                                    117,438
                                                             $    683,671
         Total Energy                                        $    805,076
         Materials - 3.3 %
         Commodity Chemicals - 0.2 %
 19,400  Spartech Corp.                                      $     47,724
         Diversified Metals & Mining - 0.6 %
  3,000  Compass Minerals International, Inc.                $    169,110
         Fertilizers & Agricultural Chemicals - 0.6 %
  5,300  Terra Industries, Inc.                              $    148,877
         Paper Products - 0.2 %
 26,300  Buckeye Technologies, Inc. *                        $     56,019
         Steel - 1.7 %
 12,400  A.M. Castle & Co.                                   $    110,608
  5,700  Olympic Steel, Inc.                                       86,469
  4,200  Reliance Steel & Aluminum Co.                            110,586
 14,500  Worthington Industries, Inc.                             126,295
                                                             $    433,958
         Total Materials                                     $    855,688
         Capital Goods - 10.3 %
         Aerospace & Defense - 0.4 %
  5,100  Ceradyne, Inc. *                                    $     92,463
         Building Products - 1.9 %
  8,000  AAON, Inc. *                                        $    144,960
 15,100  Apogee Enterprise, Inc.                                  165,798
 13,200  Gibraltar Industries, Inc. *                              62,304
 16,500  Insteel Industries, Inc.                                 114,840
                                                             $    487,902
         Construction & Engineering - 0.6 %
  8,816  EMCOR Group, Inc. *                                 $    151,371
         Construction & Farm Machinery & Heavy Trucks - 0.4 %
  4,800  AGCO Corp. *                                        $     94,080
         Electrical Component & Equipment - 1.3 %
  4,800  Acuity Brands, Inc.                                 $    108,192
  6,600  Brady Corp. *                                            116,358
  4,700  Hubbell, Inc. (Class B)                                  126,712
                                                             $    351,262
         Industrial Machinery - 3.7 %
 14,500  Altra Holdings, Inc. *                              $     56,260
 12,100  Chart Industries, Inc. *                                  95,348
  4,300  Circor International, Inc.                                96,836
 10,000  Columbus McKinnon Corp. *                                 87,200
  8,400  Crane Co.                                                141,792
  6,400  ENPRO Industries, Inc. *                                 109,440
  7,200  Graham Corp. *                                            64,584
  3,600  Lincoln Electric Holdings, Inc.                          114,084
 22,200  NN, Inc.                                                  27,972
  7,500  Robbins & Myers, Inc.                                    113,775
  9,500  Tecumseh Products Co. *                                   42,940
                                                             $    950,231
         Trading Companies & Distributors - 2.1 %
 12,300  Aircastle, Ltd.                                     $     57,195
  9,600  Applied Industrial Technologies, Inc.                    161,952
 12,700  H&E Equipment Services, Inc. *                            83,185
  7,200  Rush Enterprises, Inc. *                                  64,224
  5,700  Tal International Group, Inc.                             41,724
  7,700  Wesco International, Inc. *                              139,524
                                                             $    547,804
         Total Capital Goods                                 $  2,675,113
         Commercial Services & Supplies - 6.0 %
         Commercial Printing - 0.1 %
  3,100  Consolidated Graphics, Inc. *                       $     39,432
         Diversified Support Services - 1.6 %
  6,500  Copart, Inc. *                                      $    192,790
 15,000  EnerNoc, Inc. *                                          218,100
                                                             $    410,890
         Environmental & Facilities Services - 0.8 %
 11,800  Rollins, Inc.                                       $    202,370
         Office Services & Supplies - 1.8 %
 23,200  American Reprographics Co. *                        $     82,128
  5,900  Hni Corp.                                                 61,360
 20,800  Interface, Inc.                                           62,192
 18,100  Knoll, Inc.                                              110,953
  8,300  Sykes Enterprises, Inc. *                                138,029
                                                             $    454,662
         Research & Consulting Services - 1.7 %
  5,800  Equifax, Inc. *                                     $    141,810
 10,200  Resources Connection, Inc. *                             153,816
  8,500  School Specialty, Inc. *                                 149,515
                                                             $    445,141
         Total Commercial Services & Supplies                $  1,552,495
         Consumer Durables & Apparel - 3.1 %
         Apparel, Accessories & Luxury Goods - 0.7 %
  4,000  Columbia Sportswear Co.                             $    119,680
  6,000  True Religion Apparel, Inc. *                             70,860
                                                             $    190,540
         Footwear - 1.9 %
  9,000  Steven Madden, Ltd. *                               $    169,020
 16,100  The Timberland Co. *                                     192,234
  8,900  Wolverine World Wide, Inc.                               138,662
                                                             $    499,916
         Household Appliances - 0.5 %
  9,100  Helen of Troy, Ltd. *                               $    125,125
         Total Consumer Durables & Apparel                   $    815,581
         Consumer Services - 4.0 %
         Education Services - 1.0 %
  3,400  American Public Education, Inc. *                   $    143,004
  2,600  DeVry, Inc.                                              125,268
                                                             $    268,272
         Leisure Facilities - 0.4 %
  5,700  Vail Resorts, Inc. *                                $    116,451
         Restaurants - 0.9 %
  9,700  Papa John's International, Inc. *                   $    221,839
         Specialized Consumer Services - 1.7 %
  3,800  Matthews International Corp.                        $    109,478
 10,700  Regis Corp.                                              154,615
  6,900  Steiner Leisure, Ltd. *                                  168,429
                                                             $    432,522
         Total Consumer Services                             $  1,039,084
         Media - 0.3 %
         Movies & Entertainment - 0.3 %
  3,400  Marvel Entertainment, Inc. *                        $     90,270
         Total Media                                         $     90,270
         Retailing - 5.0 %
         Apparel Retail - 3.6 %
 12,900  Charlotte Russe, Inc. *                             $    105,135
  7,200  Children's Place Retail Stores, Inc. *                   157,608
  2,800  Gymboree Corp. *                                          59,780
  6,500  The Buckle, Inc. *                                       207,545
 27,000  The Finish Line, Inc.                                    178,740
 69,100  Wet Seal, Inc. *                                         232,176
                                                             $    940,984
         General Merchandise Stores - 0.7 %
 14,700  Fred's, Inc.                                        $    165,816
         Specialty Stores - 0.7 %
 11,500  Jo-Ann Stores, Inc. *                               $    187,910
         Total Retailing                                     $  1,294,710
         Food & Drug Retailing - 0.5 %
         Food Retail - 0.5 %
 24,200  The Great Atlantic & Pacific Tea Co., Inc. *        $    128,502
         Total Food & Drug Retailing                         $    128,502
         Food, Beverage & Tobacco - 1.2 %
         Agricultural Products - 0.4 %
 27,400  Darling International, Inc. *                       $    101,654
         Packaged Foods & Meats - 0.8 %
  5,900  Cal-Maine Foods, Inc.                               $    132,101
  1,500  Ralcorp Holdings, Inc. *                                  80,820
                                                             $    212,921
         Total Food, Beverage & Tobacco                      $    314,575
         Household & Personal Products - 1.3 %
         Personal Products - 1.3 %
  1,000  Chattem, Inc. *                                     $     56,050
  8,500  Herbalife, Ltd.                                          127,330
 14,100  Nu Skin Enterprises, Inc.                                147,909
                                                             $    331,289
         Total Household & Personal Products                 $    331,289
         Health Care Equipment & Services - 8.1 %
         Health Care Equipment - 3.7 %
 14,400  American Medical Systems Holdings, Inc. *           $    160,560
 22,400  ArthroCare Corp. *                                       109,760
 17,200  Cryolife, Inc. *                                          89,096
 12,200  Cyberonics, Inc. *                                       161,894
  9,600  Kensey Nash Corp. *                                      204,192
  4,200  Somanetics Corp. *                                        63,756
  6,800  Steris Corp.                                             158,304
                                                             $    947,562
         Health Care Facilities - 1.4 %
  7,200  Amsurg Corp. *                                      $    114,120
  6,900  Sun Healthcare Group, Inc. *                              58,236
  8,700  VCA Antech, Inc. *                                       196,185
                                                             $    368,541
         Health Care Services - 2.3 %
  3,500  Air Methods Corp. *                                 $     59,185
  3,300  Amedisys, Inc. *                                          90,717
  4,200  Chemed Corp.                                             163,380
  3,400  DaVita, Inc. *                                           149,430
  2,800  Landauer, Inc.                                           141,904
                                                             $    604,616
         Health Care Technology - 0.4 %
 13,900  Omnicell, Inc. *                                    $    108,698
         Managed Health Care - 0.3 %
  8,700  Universal American Corp. *                          $     73,689
         Total Health Care Equipment & Services              $  2,103,106
         Pharmaceuticals & Biotechnology - 9.6 %
         Biotechnology - 5.2 %
 15,100  Alkermes, Inc. *                                    $    183,163
 11,800  BioMarin Pharmaceutical, Inc. *                          145,730
 13,300  Celera Corp. *                                           101,479
  5,825  Cubist Pharmaceuticals, Inc. *                            95,297
  8,200  CV Therapeutics, Inc. *                                  163,016
  7,000  Emergent Biosolution, Inc. *                              94,570
 12,500  Enzon, Inc. *                                             75,875
  4,200  Myriad Genetics, Inc. *                                  190,974
  4,600  Onyx Pharmaceuticals, Inc. *                             131,330
  2,500  United Therapeutics Corp. *                              165,225
                                                             $  1,346,659
         Life Sciences Tools & Services - 1.7 %
 48,400  Affymetrix, Inc. *                                  $    158,268
  4,700  Luminex Corp. *                                           85,164
 19,500  Parexel International Corp. *                            189,735
                                                             $    433,167
         Pharmaceuticals - 2.7 %
  6,900  Endo Pharmaceuticals Holdings, Inc. *               $    121,992
  4,500  Medicis Pharmaceutical Corp.                              55,665
 12,200  Par Pharmaceutical Co., Inc. *                           115,534
 17,200  Salix Pharmaceuticals, Ltd. *                            163,400
 10,100  The Medicines Co. *                                      109,484
  7,700  Valeant Pharmaceuticals International, Inc. *            136,983
                                                             $    703,058
         Total Pharmaceuticals & Biotechnology               $  2,482,884
         Banks - 6.0 %
         Regional Banks - 5.6 %
  4,100  Bank of Hawaii Corp.                                $    135,218
  4,100  BOK Financial Corp.                                      141,655
 28,165  Cardinal Financial Corp.                                 161,667
  7,300  Community Bank System, Inc.                              122,275
 15,200  CVB Financial Corp.                                      100,776
  8,400  FirstMerit Corp.                                         152,880
  6,100  Prosperity Bancshares, Inc.                              166,835
 28,152  Sterling Bancshares, Inc.                                184,114
  6,500  SVB Financial Group *                                    130,065
 13,609  Texas Capital Bancshares, Inc. *                         153,237
                                                             $  1,448,722
         Thrifts & Mortgage Finance - 0.4 %
 12,800  Dime Community Bancshares, Inc.                     $    120,064
         Total Banks                                         $  1,568,786
         Diversified Financials - 2.7 %
         Asset Management & Custody Banks - 0.7 %
  7,700  Federated Investors, Inc. *                         $    171,402
         Consumer Finance - 0.4 %
  9,900  Ezcorp, Inc. *                                      $    114,543
         Investment Banking & Brokerage - 1.3 %
 10,300  Knight Capital Group, Inc. *                        $    151,822
 10,000  OptionsXpress Holdings, Inc. *                           113,700
  4,600  SWS Group, Inc.                                           71,438
                                                             $    336,960
         Specialized Finance - 0.3 %
  5,000  Life Partners Holdings, Inc.                        $     85,300
         Total Diversified Financials                        $    708,205
         Insurance - 4.2 %
         Insurance Brokers - 0.3 %
 22,500  National Financial Partners Corp. *                 $     72,000
         Property & Casualty Insurance - 2.9 %
 17,400  Amtrust Financial Services, Inc.                    $    166,170
  6,600  Aspen Insurance Holdings, Ltd.                           148,236
 14,900  Assured Guaranty, Ltd.                                   100,873
 10,600  Employers Holdings, Inc.                                 101,124
  3,700  Safety Insurance Group, Inc.                             114,996
  5,500  Tower Group, Inc.                                        135,465
                                                             $    766,864
         Reinsurance - 1.0 %
  4,400  IPC Holdings, Ltd.                                  $    118,976
  4,700  Platinum Underwriter Holdings, Ltd.                      133,292
                                                             $    252,268
         Total Insurance                                     $  1,091,132
         Real Estate - 4.0 %
         Diversified Real Estate Investment Trust - 0.3 %
  5,100  Washington Real Estate Investment Trust             $     88,230
         Office Real Estate Investment Trust - 1.0 %
  6,795  BioMed Property Trust, Inc.                         $     46,002
  4,900  Corporate Office Properties Trust, Inc.                  121,667
  5,300  Highwoods Properties, Inc.                               113,526
                                                             $    281,195
         Residential Real Estate Investment Trust - 0.4 %
  3,500  Home Properties, Inc. *                             $    107,275
         Retail Real Estate Investment Trust - 1.7 %
    600  Alexander's, Inc.                                   $    102,228
  8,200  Equity One, Inc.                                          99,958
  7,900  National Retail Properties, Inc.                         125,136
  6,200  Realty Income Corp.                                      116,684
                                                             $    444,006
         Specialized Real Estate Investment Trust - 0.4 %
  8,100  Senior Housing Properties Trust                     $    113,562
         Total Real Estate                                   $  1,034,268
         Software & Services - 10.6 %
         Application Software - 3.9 %
  3,700  Ansys, Inc. *                                       $     92,870
 18,300  Mentor Graphics Corp. *                                   81,252
  3,900  MicroStrategy, Inc. *                                    133,341
 17,600  Netscout Systems, Inc. *                                 126,016
  8,900  Parametric Technology Corp. *                             88,822
 11,700  Quest Software, Inc. *                                   148,356
  7,900  Synopsys, Inc. *                                         163,767
 29,200  TIBCO Software, Inc. *                                   171,404
                                                             $  1,005,828
         Internet Software & Services - 2.4 %
 18,254  DivX, Inc. *                                        $     91,818
 21,700  Earthlink, Inc. *                                        142,569
  8,500  J2 Global Communications, Inc. *                         186,065
 37,800  RealNetworks, Inc. *                                      88,074
 25,300  United Online, Inc.                                      112,838
                                                             $    621,364
         It Consulting & Other Services - 0.3 %
  3,600  Forrester Research, Inc. *                          $     74,016
         Systems Software - 4.0 %
 12,800  Commvault Systems, Inc. *                           $    140,416
 20,800  Double - Take Software, Inc. *                           140,608
 11,800  Macrovision Corp. *                                      209,922
  9,700  Progress Software Corp. *                                168,392
  8,172  Sybase, Inc. *                                           247,530
 21,600  Wind River Systems, Inc. *                               138,240
                                                             $  1,045,108
         Total Software & Services                           $  2,746,316
         Technology Hardware & Equipment - 8.2 %
         Communications Equipment - 5.8 %
 39,000  Acme Packet, Inc. *                                 $    236,730
 10,700  Adtran, Inc.                                             173,447
 19,700  Arris Group, Inc. *                                      145,189
 15,000  Blue Coat Systems, Inc. *                                180,150
 30,100  Harmonic, Inc. *                                         195,650
 17,500  Infinera Corp. *                                         129,500
  5,700  Interdigital, Inc. *                                     147,174
  5,200  Neutral Tandem, Inc. *                                   127,972
 12,200  Tekelec *                                                161,406
                                                             $  1,497,218
         Computer Storage & Peripherals - 0.3 %
  5,400  Lexmark International Group, Inc. *                 $     91,098
         Electronic Components - 0.1 %
 21,600  Technitrol, Inc.                                    $     36,936
         Electronic Manufacturing Services - 0.5 %
 20,500  TTM Technologies, Inc. *                            $    118,900
         Technology Distributors - 1.5 %
  3,700  Anixter International, Inc. *                       $    117,216
 31,700  Brightpoint, Inc. *                                      135,676
  6,900  Scansource, Inc. *                                       128,202
                                                             $    381,094
         Total Technology Hardware & Equipment               $  2,125,246
         Semiconductors - 3.9 %
         Semiconductor Equipment - 0.7 %
 22,200  Amkor Technology, Inc. *                            $     59,496
 11,000  Brooks Automation, Inc. *                                 50,710
  4,600  MKS Instruments, Inc. *                                   67,482
                                                             $    177,688
         Semiconductors - 3.2 %
 53,100  Anadigics, Inc. *                                   $    109,917
 38,600  Applied Micro Circuits Corp. *                           187,596
 22,600  Omnivision Technologies, Inc. *                          151,872
 10,800  Sigma Designs, Inc. *                                    134,352
 29,300  Zoran Corp. *                                            257,840
                                                             $    841,577
         Total Semiconductors                                $  1,019,265
         Telecommunication Services - 1.1 %
         Integrated Telecommunication Services - 0.2 %
  3,300  NTELOS Holdings Corp.                               $     59,862
         Wireless Telecommunication Services - 0.9 %
 13,800  Syniverse Holdings, Inc. *                          $    217,488
         Total Telecommunication Services                    $    277,350
         Utilities - 3.6 %
         Electric Utilities - 2.0 %
  3,800  ITC Holdings Corp.                                  $    165,756
 11,400  Portland General Electric Co.                            200,526
  8,200  Western Resources, Inc.                                  143,746
                                                             $    510,028
         Gas Utilities - 0.5 %
  5,000  Energen Corp.                                       $    145,650
         Independent Power Producer & Energy Traders - 0.5 %
  5,000  Ormat Technologies, Inc.                            $    137,300
         Multi-Utilities - 0.6 %
  5,900  Alliant Energy Corp.                                $    145,671
         Total Utilities                                     $    938,649
         TOTAL COMMON STOCKS
         (Cost  $39,772,828)                                 $ 25,997,590

         EXCHANGE TRADED FUNDS - 1.1 %
         Real Estate - 1.1 %
         Diversified Real Estate Investment Trust - 1.1 %
  3,500  DJ Wilshire Real Estate Investment Trust ETF        $     92,365
  3,730  iShare Dow Jones U.S. Real Estate Index Fund              94,966
  3,200  iShares Cohen & Steers Realty Majors Index Fund           88,832
                                                             $    276,163
         TOTAL EXCHANGE TRADED FUNDS
         (Cost  $936,946)                                    $    276,163

         TOTAL INVESTMENT IN SECURITIES - 101.2%
         (Cost  $40,709,775) (a)                             $ 26,273,753

         OTHER ASSETS AND LIABILITIES - (1.2)%               $  (323,557)

         TOTAL NET ASSETS - 100.0%                           $ 25,950,196

     *   Non-Income producing security.

   (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal Income tax purposes of $40,942,096 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost             $  1,503,924

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value               (16,172,267)

         Net unrealized loss                                   $(14,668,343)

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                                          InvestmentsOther
Financial
                                                              in
SecuritiInstruments
Level 1 - Quoted Prices                                      $26,273,753
Level 2 - Other Significant Observable Inputs                     0
Level 3 - Significant Unobservable Inputs                         0
Total                                                        $26,273,753

          Pioneer Strategic Income VCT Portfolio
          Schedule of Investments  3/31/09 (unaudited)

Principal                                                        Value
Amount ($)
          CONVERTIBLE CORPORATE BONDS - 4.1 %
          Energy - 0.4 %
          Coal & Consumable Fuels - 0.3 %
350,000   Massey Energy Co., 3.25%, 8/1/15                    $ 214,375
          Total Energy                                        $ 214,375
          Capital Goods - 0.3 %
          Construction & Farm Machinery & Heavy Trucks - 0.0 %
25,000    Greenbrier Co., Inc., 2.375%, 5/15/26               $  9,406
          Trading Companies & Distributors - 0.3 %
275,000   Wesco Distribution, Inc., 1.75%, 11/15/26           $ 193,188
          Total Capital Goods                                 $ 202,594
          Transportation - 0.3 %
          Marine - 0.3 %
335,000   Horizon Lines, Inc., 4.25%, 8/15/12                 $ 160,381
          Total Transportation                                $ 160,381
          Consumer Services - 0.3 %
          Casinos & Gaming - 0.2 %
175,000   Scientific Games Corp., 0.75%, 12/1/24              $ 160,563
          Total Consumer Services                             $ 160,563
          Health Care Equipment & Services - 0.8 %
          Health Care Facilities - 0.4 %
65,000    LifePoint Hospitals, Inc., 3.25%, 8/15/25           $  48,750
285,000   LifePoint Hospitals, Inc., 3.5%, 5/15/14              202,350
                                                              $ 251,100
          Health Care Services - 0.4 %
345,000   Omnicare, Inc., 3.25%, 12/15/35                     $ 225,975
          Total Health Care Equipment & Services              $ 477,075
          Pharmaceuticals & Biotechnology - 0.2 %
          Pharmaceuticals - 0.2 %
155,000   Mylan Labs, Inc., 1.25%, 3/15/12                    $ 132,719
          Total Pharmaceuticals & Biotechnology               $ 132,719
          Banks - 0.1 %
          Regional Banks - 0.1 %
95,000    National City Corp., 4.0%, 2/1/11                   $  86,569
          Total Banks                                         $  86,569
          Diversified Financials - 0.2 %
          Asset Management & Custody Banks - 0.2 %
170,000   Affiliated Managers Group, Inc., 3.95%, 8/15/38     $ 120,913
          Total Diversified Financials                        $ 120,913
          Technology Hardware & Equipment - 0.5 %
          Electronic Equipment & Instruments - 0.4 %
395,000   L-1 Identity Solutions, Inc., 3.75%, 5/15/27        $ 260,700
          Electronic Manufacturing Services - 0.0 %
30,000    Flextronics International, Ltd., 1.0%, 8/1/10       $  27,525
          Total Technology Hardware & Equipment               $ 288,225
          Telecommunication Services - 1.1 %
          Integrated Telecommunication Services - 0.4 %
320,000 Qwest Communications International, Inc., 3.5%, 11/1$ 295,200 Wireless Telecommunication Services - 0.6 %
535,000   NII Holdings, Inc., 3.125%, 6/15/12                 $ 371,825
          Total Telecommunication Services                    $ 667,025
          TOTAL CONVERTIBLE CORPORATE BONDS
          (Cost  $2,458,701)                                  $2,510,439
Shares
          PREFERRED STOCK - 0.3 %
          Diversified Financials - 0.3 %
          Diversified Finance Services - 0.3 %
495       Bank of America Corp., 7.25%, 12/31/49              $ 210,128
          TOTAL PREFERRED STOCK
          (Cost  $382,961)                                    $ 210,128

          COMMON STOCKS - 0.0 %
          Materials - 0.0 %
          Forest Products - 0.0 %
11,450    Ainsworth Lumber Co., Ltd.                          $  8,266
          Total Materials                                     $  8,266
          Transportation - 0.0 %
          Airlines - 0.0 %
3,208     Delta Air Lines, Inc. *                             $  18,061
          Total Transportation                                $  18,061
          TOTAL COMMON STOCKS
          (Cost  $153,642)                                    $  26,327
Principal
Amount ($)ASSET BACKED SECURITIES - 5.0 %
          Energy - 0.2 %
          Oil & Gas Exploration & Production - 0.2 %
128,608   PF Export Receivable Master Trust, 6.436%, 6/1/15 (1$ 127,322
          Total Energy                                        $ 127,322
          Consumer Services - 0.3 %
          Restaurants - 0.3 %
300,000   Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (1$ 196,818
          Total Consumer Services                             $ 196,818
          Food & Drug Retailing - 0.3 %
          Food Retail - 0.3 %
355,000   Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37    $ 159,750
          Total Food & Drug Retailing                         $ 159,750
          Banks - 2.7 %
          Thrifts & Mortgage Finance - 2.7 %
113,881   ACE 2004-HE4 M1, Floating Rate Note, 12/25/34       $  57,433
100,000   Aegis Asset Backed Securities, Floating Rate Note, 1/  44,335
50,000    Carrington Mortgage Loan Trust, Floating Rate Note,    38,242
100,000   Carrington Mortgage, Floating Rate Note, 10/25/36      68,886
117,696   CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36       71,058
180,000   Countrywide Asset Backed Certificates, Floating Rate  146,928
80,574    Countrywide Asset-Backed Certificates, Floating Rate   61,337
258,000   Countrywide Asset-Backed Certificates, Floating Rate  238,566
162,335   FBR Securitization Trust, 2.76188%, 9/25/35           133,641
45,866    FFML 2006-FF4 A2, Floating Rate Note,  3/25/36         29,165
50,000    First Franklin Mortgage Loan Asset Backed Certificat
          Floating Rate Note, 3/25/35                            33,137
13,296    First Franklin Mortgage Loan Asset Backed Certificat
          Floating Rate Note, 9/24/34                            11,080
46,587    Fremont Home Loan Trust, Floating Rate Note, 2/25/36   41,397
61,013    Gsamp Trust, Floating Rate Note, 11/25/35              53,742
295,000   Gsamp Trust, Floating Rate Note, 11/25/35             127,465
78,887    Gsamp Trust, Floating Rate Note, 3/25/35               71,499
186,443   Lehman XS Trust., Floating Rate Note, 12/25/35         36,485
75,734    Morgan Stanley Capital Trust, Floating Rate Note, 8/   69,713
55,105    Morgan Stanley Capital, Inc., Floating Rate Note, 3/   52,991
31,155    Option One Mortgage Trust, Floating Rate Note, 5/25/   26,660
100,000   RASC 2005-KS7 M1, Floating Rate Note, 8/25/35          76,557
12,578    Realkredit Danmark, 7.0%, 10/1/32                      2,300
75,743    Residential Asset Mortgage, Products, Inc., Floating   53,937
94,973    SASC 2007-BC4 A3, Floating Rate Note,  11/25/37        75,835
91,206    Wells Fargo Home Equity Trust, Floating Rate Note, 1   68,417
                                                              $1,690,806
          Total Banks                                         $1,690,806
          Diversified Financials - 0.1 %
          Diversified Finance Services - 0.0 %
30,000    Asset Backed Securities Corp., Floating Rate Note, 4$  22,905
176,000   Alfa Diversified Payment Rights Finance Co., 7.23563% 139,040
                                                              $ 161,945
          Investment Banking & Brokerage - 0.1 %
120,000   MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37      $  68,770
          Total Diversified Financials                        $ 230,715

          Utilities - 1.1 %
          Multi-Utilities - 1.1 %
412,606   Coso Geothermal Power Holdings LLC, 7.0%, 7/15/26 (1$ 335,573
200,000   Power Contract Financing LLC, 0.681%, 2/5/10 (144A)   190,000
140,058   Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)  137,071
          Total Utilities                                     $ 662,644
          TOTAL ASSET BACKED SECURITIES
          (Cost  $2,853,456)                                  $3,068,055

          COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9 %
          Banks - 4.2 %
          Thrifts & Mortgage Finance - 4.2 %
160,000   Adjustable Rate Mortgage Trust Floating Rate Note, 6$  59,873
287,787   Chase Mortgage Finance Corp., 5.5%, 5/25/37           247,816
106,791   Countrywide Alternative Loan Trust, Floating Rate No   44,092
72,868    Countrywide Alternative Loan Trust, Floating Rate No   28,921
6,001     Countrywide Home Loans, Floating Rate Note, 9/25/33    5,155
116,191   DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45       48,723
48,185    Global Tower Partners Acquisition, Floating Rate Not   26,508
73,593    Impac CMB Trust, Floating Rate Note, 11/25/35          50,053
35,399    Impac CMB Trust, Floating Rate Note, 9/25/34           15,770
122,375   Impac Securities Assets Corp., Floating Rate Note, 5   83,406
11,646    INDX 2004-AR1 2A, Floating Rate Note, 4/25/34          7,520
171,871   J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36     123,976
291,656   JP Morgan Mortgage Trust, 6.0%, 8/25/34               260,850
176,478   Luminent Mortgage Trust, Floating Rate Note, 7/25/36   23,896
342,520   Master Alternative Loans Trust, 6.0%, 7/25/34         289,215
89,914    MASTR Asset Securitization Trust, 5.5%, 11/25/33       81,854
177,872   Residential Funding Mortgage Security, I 5.5%, 11/25  150,545
110,000   SBA CMBS Trust, 6.904%, 11/15/36                       94,600
60,622    Structured Asset Mortgage Investments, Inc., Floatin   23,152
365,000   T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)            233,600
40,000    TSTAR 2006-1A A, 5.668%, 10/15/36                      31,732
148,556   WAMU Mortgage Pass-Through Certificates, 4.5%, 8/25/  141,753
209,983   WAMU Mortgage Pass-Through Certificates, Floating Ra   85,478
231,836   Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/  221,838
202,623   Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/2  185,780
                                                              $2,566,106
          Total Banks                                         $2,566,106

          Telecommunication Services - 0.5 %
          Integrated Telecommunication Services - 0.5 %
100,000   American Tower Trust, 5.9568%, 4/15/37              $  80,500
50,000    Crown Castle Towers LLC, 4.878%,  6/15/35              47,000
80,000    Global Signal, 7.036%, 2/15/36 (144A)                  73,600
105,000   Tower 2004-2A F, 6.376%, 12/15/14                     103,425
          Total Telecommunication Services                    $ 304,525
          Real Estate - 0.0 %
          Mortgage Real Estate Investment Trust - 0.0 %
44,607    CS First Boston Mortgage Security, Floating Rate Not$  8,837
          Total Real Estate                                   $  8,837
          Government - 0.2 %
119,019   Freddie Mac, 5.0%, 8/15/35                          $ 121,692
          Total Government                                    $ 121,692
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $3,688,667)                                  $3,001,160

          CORPORATE BONDS - 51.8 %
          Energy - 8.4 %
          Coal & Consumable Fuels - 0.7 %
500,000   Massey Energy Co., 6.875%, 12/15/13                 $ 435,000
          Oil & Gas Drilling - 0.9 %
235,478   DDI Holding AS, 9.3%, 1/19/12 (144A)                $  97,723
66,962    DDI Holdings AS 9.3%, 4/23/12 (144A)                   30,133
375,000   Transocean Sedco, 1.5%, 12/15/37                      321,563
100,000   Transocean Sedco, 1.625%, 12/15/37                     91,875
                                                              $ 541,294
          Oil & Gas Equipment & Services - 0.9 %
195,000   Complete Production Service, Inc., 8.0%, 12/15/16   $ 123,825
360,000   Oceanografia SA DE CV, 11.25%, 7/15/15                151,200
100,000   Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)   48,000
200,000   Weatherford International, Ltd., 9.625%, 3/1/19       206,863
                                                              $ 529,888
          Oil & Gas Exploration & Production - 2.9 %
145,000   Canadian National Resources, Ltd., 5.9%, 2/1/18     $ 129,887
165,000   Chesapeake Energy Corp., 2.5%, 5/15/37                108,488
50,000    Denbury Resources, Inc., 9.75%, 3/1/16                 48,250
202,785   Gazprom International SA, 7.201%, 2/1/20              176,930
170,000   Harvest Operations Corp., 7.875%, 10/15/11            116,025
165,000   Hilcorp Energy Co., 7.75%, 11/1/15 (144A)             120,450
215,000   Parallel Petroleum Corp., 10.25%, 8/1/14              122,550
95,000    PetroHawk Energy Corp., 9.125%, 7/15/13                91,200
235,000   Quicksilver Resources, Inc., 7.125%, 4/1/16           111,625
70,000    Sandridge Energy, Inc., 8.0%, 6/1/18                   51,450
275,000   Sandridge Energy, Inc., 8.625, 4/1/15                 178,750
150,000   Sandridge Energy, Inc., Floating Rate Note, 4/1/14 (   90,089
175,741   Tengizchevroil LLP, 6.124%, 11/15/14 (144A)           138,835
100,000   TNK-BP Finance SA, 6.625%, 3/20/17 (144A)              66,000
240,000   TNK-BP Finance SA, 7.5%, 7/18/16 (144A)               174,000
100,000   TNK-BP Finance SA, 7.875%, 3/13/18 (144A)              70,000
                                                              $1,794,529
          Oil & Gas Refining & Marketing - 0.6 %
200,000   Spectra Energy Capital LLC, 6.2%, 4/15/18           $ 184,601
70,000    Valero Energy Corp., 9.375%, 3/15/19                   72,266
125,000   Verasun Energy Corp., 9.875%, 12/15/12                120,000
                                                              $ 376,867
          Oil & Gas Storage & Transportation - 2.4 %
105,000   Buckeye Partners LP, 6.05%, 1/15/18                 $  91,402
30,000    Copano Energy LLC, 8.125%, 3/1/16                      25,350
220,000   DCP Midstream Partners LP, 9.75%, 3/15/19             218,109
100,000   Enterprise Products Partners LP, Floating Rate Note,   67,000
275,000   Kinder Morgan Energy, Inc., 5.95%, 2/15/18            250,377
215,000   NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)              205,381
200,000   Plains All American Pipeline LLC, 6.125%, 1/15/17     169,931
300,000   Questar Pipeline Co., 5.83%, 2/1/18                   277,742
125,000   Southern Union Co., 7.2%, 11/1/66                      62,500
100,000   TransCanada Pipelines, Ltd., 7.125%, 1/15/09          104,341
                                                              $1,472,133
          Total Energy                                        $5,149,711
          Materials - 3.4 %
          Aluminum - 0.4 %
205,000   Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144A) $  14,350
225,000   CII CARBON LLC, 11.125%, 11/15/15                     132,750
75,000    Noranda Aluminum Acquisition Corp., Floating Rate No   23,250
140,000   Novelis, Inc., 7.25%, 2/15/15                          56,000
                                                              $ 226,350
          Commodity Chemicals - 0.2 %
130,000   Basell Finance Co., 8.1%, 3/15/27 (144A)            $  23,400
70,000    American Rock Salt Co., LLC, 9.5%, 3/15/14             68,425
420,000   Georgia Gulf Corp., 9.5%, 10/15/14                     70,350
145,000   Nell AF Sarl, 8.375%, 8/15/15 (144A)                   7,222
                                                              $ 169,397
          Construction Materials - 0.2 %
170,000   C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49  $  59,507
120,000   U.S. Concrete, Inc., 8.375%, 4/1/14                    48,000
                                                              $ 107,507
          Diversified Chemical - 0.0 %
225,000   Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)    $  22,414
          Diversified Metals & Mining - 0.3 %
230,000 Freeport-McMoran Copper & Gold, Inc., Floating Rate $ 189,175 Fertilizers & Agricultural Chemicals - 0.5 %
325,000   Agrium, Inc., 6.75%, 1/15/19                        $ 302,817
          Forest Products - 0.0 %
38,121    Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A) (b$  11,055
          Metal & Glass Containers - 0.1 %
65,000    Consol Glass, Ltd., 7.625%, 4/15/14 (144A)          $  54,392
          Paper Packaging - 0.8 %
415,000   Graham Packaging Co., 8.5%, 10/15/12 (b)            $ 318,513
15,000    Graphic Packaging Co., 8.5%, 8/15/11                   12,975
205,000   Graphic Packaging Co., 9.5%, 8/15/13                  146,575
                                                              $ 478,063
          Specialty Chemicals - 0.0 %
50,000    Arco Chemical Co., 9.8%, 2/1/20                     $  5,000
100,000   Kronos International, Inc., 6.5%, 4/15/13              27,893
                                                              $  32,893
          Steel - 0.9 %
225,000   ArcelorMittal, 6.125%, 6/1/18                       $ 162,776
90,000    Commercial Metals Co., 7.35%, 8/15/18                  70,236
140,000   Evraz Group SA, 8.875%, 4/24/13 (144A)                 88,900
220,000   POSCO, 8.75%, 3/26/14                                 228,686
                                                              $ 550,598
          Total Materials                                     $2,144,661
          Capital Goods - 5.2 %
          Aerospace & Defense - 0.9 %
250,000   Aeroflex, Inc., 11.75%, 2/15/15                     $ 175,625
225,000   BE Aerospace, Inc., 8.5%, 7/1/18 (b)                  187,594
205,000   Esterline Technology Corp., 7.75%, 6/15/13            196,288
                                                              $ 559,507
          Building Products - 0.0 %
105,000 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 $ 36,775 Construction & Engineering - 0.5 %
160,000   Dycom Industries, Inc., 8.125%, 10/15/15            $ 126,400
205,000   Mastec, Inc., 7.625%, 2/1/17                          166,819
                                                              $ 293,219
          Construction & Farm Machinery & Heavy Trucks - 0.5 %
185,000   American Railcar Industries, Inc., 7.5%, 3/1/14     $ 128,575
130,000   Commercial Vehicle Group, Inc., 8.0%, 7/1/13           28,600
270,000   Greenbrier Co., Inc., 8.375%, 5/15/15                 106,988
65,000    Titan Wheel International, Inc., 8.0%, 1/15/12         50,700
                                                              $ 314,863
          Electrical Component & Equipment - 1.3 %
311,000   Anixter International Corp., 5.95%, 3/1/15          $ 239,470
170,000   Baldor Electric Co., 8.625%, 2/15/17                  134,725
210,000   Belden CDT, Inc., 7.0%, 3/15/17                       172,200
340,000   General Cable Corp., 1.0%, 10/15/12                   240,975
                                                              $ 787,370
          Industrial Conglomerates - 0.6 %
145,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14        $  55,100
40,000    TYCO International Group SA, 8.5%, 1/15/19             41,288
                                                              $  96,388
          Industrial Machinery - 0.6 %
150,000   Gardner Denver, Inc., 8.0%, 5/1/13 (144A)           $ 130,125
190,000   Industrias Metalurgicas Pescar, 11.25%, 10/22/14       76,000
300,000   Mueller Water Products, Inc. 7.375%, 6/1/17           154,500
                                                              $ 360,625
          Trading Companies & Distributors - 0.8 %
95,000    Aleris International, Inc., 9.0%, 12/15/14          $    67
410,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)            184,055
                                                              $ 184,122
          Total Capital Goods                                 $2,632,869
          Commercial Services & Supplies - 0.3 %
          Commercial Printing - 0.3 %
330,000   Sheridan Acquisition Corp., 10.25%, 8/15/11         $ 193,050
          Environmental & Facilities Services - 0.0 %
14,000    Clean Harbors, Inc., 11.25%, 7/15/12 (144A)         $  14,000

          Total Commercial Services & Supplies                $ 207,050
          Transportation - 1.1 %
          Air Freight & Couriers - 0.1 %
75,000    Ceva Group Plc, 10.0%, 9/1/14 (144A)                $  28,688
210,000   Ceva Group Plc, 8.5%, 12/1/14 (144A)                   47,419
120,000   Stena AB, 6.125%, 2/1/17 (144A)                        78,101
                                                              $ 154,208
          Airlines - 0.1 %
108,142   Delta Airlines, Inc., 7.779%, 1/2/12                $  90,839
          Marine - 0.1 %
85,000    CMA CGM SA, 7.25%, 2/1/13 (144A)                    $  32,725
          Railroads - 0.7 %
140,000   Burlington Sante Fe Corp., 5.75%, 3/15/08           $ 138,169
375,000   GATX Financial Corp., 6.0%, 2/15/18                   304,597
220,000   Kansas City Southern Mexico, 7.375%, 6/1/14           173,800
95,000    Kansas City Southern Mexico, 7.625%, 12/1/13           76,950
225,000   Kansas City Southern, 8.0%, 6/1/15                    187,313
65,000    Union Pacific Corp., 7.875%, 1/15/19                   71,683
                                                              $ 952,512
          Total Transportation                                $1,230,284
          Automobiles & Components - 0.5 %
          Auto Parts & Equipment - 0.5 %
155,000   Allison Transmission, Inc., 11.0%, 11/1/15 (144A) (b$  73,625
155,000   Cooper Standard Automotive, Inc., 7.0%, 12/15/12       18,600
370,000   Lear Corp., 8.75%, 12/1/16                             75,850
190,000   Tenneco Automotive, Inc., 8.625%, 11/15/14             35,150
305,000   TRW Automotive, Inc., 7.25%, 3/15/17                  126,575
                                                              $ 329,800
          Total Automobiles & Components                      $ 329,800
          Consumer Durables & Apparel - 1.0 %
          Homebuilding - 0.4 %
318,000   Meritage Homes Corp., 6.25%, 3/15/15                $ 193,980
90,000    Urbi Desarrollos Urbanos SA, 8.5%, 4/19/16 (144A)      60,300
                                                              $ 254,280
          Household Appliances - 0.4 %
280,000   Whirlpool Corp., 5.5%, 3/1/13                       $ 230,498
          Housewares & Specialties - 0.2 %
100,000   Yankee Acquisition Corp., 8.5%, 2/15/15             $  55,000
200,000   Yankee Acquisition Corp., 9.75%, 2/15/17 (b)           96,000
                                                              $ 151,000
          Total Consumer Durables & Apparel                   $ 635,778
          Consumer Services - 1.2 %
          Casinos & Gaming - 0.9 %
310,000   Codere Finance SA, 8.25%, 6/15/15 (144A)            $ 150,292
325,000   Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144  278,435
105,000   Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)       17,850
115,000   Peermont Global, Ltd., 7.75%, 4/30/14 (144A)           81,721
225,000   Station Casinos, Inc., 6.625%, 3/15/18                 4,500
                                                              $ 532,798
          Education Services - 0.2 %
160,000   President & Fellows of Harvard, 3.7%, 4/1/13        $ 158,768
          Leisure Facilities - 0.1 %
75,000    Firekeepers Development Authority, 13.875%, 5/1/15 ($  45,750
          Total Consumer Services                             $ 737,316
          Media - 2.0 %
          Broadcasting - 1.8 %
195,000   Grupo Telivisa SA, 6.0%, 5/15/18 (144A)             $ 176,678
340,000   Univision Communications, Inc., 9.75%, 3/15/15 (PIK)   34,000
                                                              $ 210,678
          Cable & Satellite - 0.1 %
310,000   Kabel Deutschland GMBH Co., 10.625%, 7/1/14         $ 313,100
50,000    Time Warner Cable, Inc., 8.25%, 4/1/19                 51,381
35,000    Time Warner Cable, Inc., 8.75, 2/14/19                 37,164
                                                              $ 401,645
          Total Media                                         $ 612,323
          Retailing - 0.9 %
          Apparel Retail - 0.3 %
140,000   Brown Shoe Co., Inc., 8.75%, 5/1/12                 $ 113,400
135,000   Edcon Proprietary, Ltd., Floating Rate Note, 6/15/14   67,243
                                                              $ 180,643
          Internet Retail - 0.3 %
355,000   Ticketmaster, 10.75%, 7/28/16                       $ 241,400
          Specialty Stores - 0.2 %
135,000   Sally Holdings LLC, 9.25%, 11/15/14 (144A) (b)      $ 127,913
          Total Retailing                                     $ 549,956
          Food, Beverage & Tobacco - 2.0 %
          Agricultural Products - 0.5 %
175,000   Cargill, Inc., 5.2%, 1/22/13 (144A)                 $ 171,229
130,000   Cosan Finance, Ltd., 7.0%, 2/1/17 (144A) (b)           83,200
                                                              $ 254,429
          Brewers - 0.9 %
140,000   Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19$ 139,594
68,000    Cerveceria Nacio, 8.0%, 3/27/14 (144A)                 62,220
80,000    Cia Brasileira de Bebida, 10.5%, 12/15/11              90,080
220,000   Cia Brasileira de Bebida, 8.75%, 9/15/13              239,800
                                                              $ 531,694
          Distillers & Vintners - 0.5 %
290,000   Constellation Brands, Inc., 8.375%, 12/15/14        $ 291,450
          Packaged Foods & Meats - 0.0 %
105,000   Independencia International, Ltd., 9.875%, 5/15/15 ($  16,800
          Tobacco - 0.1 %
70,000    Alliance One, 11.0%, 5/15/12                        $  65,100
30,000    Alliance One International, Inc., 8.5%, 5/15/12        25,500
                                                              $  90,600
          Total Food, Beverage & Tobacco                      $1,184,973
          Household & Personal Products - 0.2 %
          Household Products - 0.2 %
130,000   Central Garden & Pet Co., 9.125%, 2/1/13 (b)        $ 102,700
          Total Household & Personal Products                 $ 102,700
          Health Care Equipment & Services - 1.3 %
          Health Care Facilities - 0.4 %
365,000   HCA Inc., 9.625%, 11/15/16                          $ 291,088
          Health Care Services - 0.2 %
165,000   Rural/Metro Corp., 9.875%, 3/15/15                  $ 133,650
          Health Care Supplies - 0.4 %
290,000   Biomet, Inc., 10.375%, 10/15/17                     $ 245,050
          Managed Health Care - 0.2 %
150,000   United Health Group, Inc., 4.875%, 2/15/13          $ 146,097
          Total Health Care Equipment & Services              $ 815,885
          Pharmaceuticals & Biotechnology - 1.0 %
          Biotechnology - 0.8 %
370,000   Biogen Idec, Inc., 6.0%, 3/1/13                     $ 374,948
116,000   Warner Chilcott Corp., 8.75%, 2/1/15                  111,360
                                                              $ 486,308
          Pharmaceuticals - 0.2 %
90,000    Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14 (b)   $  25,650
160,000   Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)      128,000
                                                              $ 153,650
          Total Pharmaceuticals & Biotechnology               $ 639,958
          Banks - 3.9 %
          Diversified Banks - 1.9 %
160,000   ATF Bank JSC, 9.25%, 4/12/12 (144A)                 $  86,400
100,000   ATF Capital BV, 9.25%, 2/21/14 (144A)                  41,000
100,000   Banco Macro SA, Floating Rate Note,  6/7/12            32,000
135,000   Kazkommerts International BV, 8.0%, 11/3/15            58,050
150,000   Russian Stand Bank, 7.5%, 10/7/10 (144A)               82,500
300,000   Sibacademfinance Plc, 9.0%, 5/12/09 (144A) (b)        300,438
175,000   Turanalem Finance BV, 8.5%, 2/10/15 (144A) (b)         35,000
230,000   Wachovia Corp., 5.75%, 6/15/17                        205,253
215,000   Wells Fargo Co., 4.375%, 1/31/13                      200,391
                                                              $1,041,032
          Regional Banks - 1.9 %
70,000    Keycorp, 6.5%, 5/14/13                              $  68,308
160,000   Mellon Funding Corp., 5.5%, 11/15/18                  146,203
250,000   PNC Bank NA, 6.0%, 12/7/17                            229,647
260,000   PNC Funding Corp., Floating Rate Note, 5/29/49        143,000
230,000   Wachovia Bank NA, 6.0%, 11/15/17                      200,670
100,000   Wells Fargo Capital, 9.75%, 12/29/49                   73,000
65,000    Zions BanCorp., 5.5%, 11/16/15                         42,297
100,000   Zions BanCorp., 6.0%, 9/15/15                          70,434
                                                              $ 973,559
          Total Banks                                         $2,014,591
          Diversified Financials - 5.5 %
          Consumer Finance - 1.3 %
355,000   American General Finance, 6.9%, 12/15/17            $ 124,423
250,000   American Express Bank FSB, 5.5%, 4/16/13              215,623
340,000   American Honda Finance Corp., 6.7%, 10/1/13 (144A)    332,737
235,000   Ford Motor Credit Co., 5.7%, 1/15/10 (b)              201,292
320,000   SLM Corp., Floating Rate Note, 7/25/14                131,389
                                                              $1,005,464
          Diversified Financial Services - 0.8 %
400,000   JPMorgan Chase & Co., 7.9%, 4/29/49                 $ 257,056
          Investment Banking & Brokerage - 1.5 %
965,000   Goldman Sachs Capital, Floating Rate Note, 12/29/49 $ 401,769
220,000   Merrill Lynch & Co., 5.45%, 2/5/13                    180,347
335,000   Morgan Stanley Dean Witter and Co., Floating Rate No  319,425
                                                              $ 901,541
          Specialized Finance - 1.9 %
390,000   CIT Group, Inc., 7.625%, 11/30/12                   $ 287,034
20,000    International Lease Finance Corp., 6.625%, 11/15/13    11,078
170,000   International Lease Finance Corp., 6.375%, 3/25/13     93,942
225,000   National Rural Utilities Corp., 10.375%, 11/1/18      260,484
                                                              $ 652,538
          Total Diversified Financials                        $2,816,599
          Insurance - 2.4 %
          Insurance Brokers - 0.1 %
25,000    Hub International Holdings, Inc., 10.25%, 6/15/15 (1$  11,875
100,000   Usi Holdings Corp., Floating Rate Note, 11/15/14       47,000
                                                              $  58,875
          Life & Health Insurance - 0.2 %
210,000   Prudential Financial, Inc., 5.15%, 1/15/13          $ 156,090
          Multi-Line Insurance - 0.4 %
370,000   Liberty Mutual Group, 7.0%, 3/15/37 (144A)          $ 133,363
80,000    Liberty Mutual Group, 7.3%, 6/15/14 (144A)             63,242
65,000    Liberty Mutual Group, Floating Rate Note, 6/15/58 (1   31,850
                                                              $ 228,455
          Property & Casualty Insurance - 0.9 %
390,000   Hanover Insurance Group, Inc., 7.625%, 10/15/25     $ 265,200
285,000   Kingsway America, Inc., 7.5%, 2/1/14                  184,566
                                                              $ 449,766
          Reinsurance - 0.8 %
250,000   Fhu-Jin, Ltd., Cat Bond, Floating Rate Note, 8/10/11$ 235,525
265,000   MBIA, Inc., Floating Rate Note, 1/15/33  (144A) (b)    82,150
365,000   Platinum Underwriters HD, 7.5%, 6/1/17                231,721
                                                              $ 549,396
          Total Insurance                                     $1,442,582
          Real Estate - 1.5 %
          Diversified Real Estate Activities - 0.4 %
300,000   WEA Finance LLC, 7.125%, 4/15/18                    $ 234,384
          Real Estate Operating Companies - 0.3 %
50,000    Alto Palermo SA, Floating Rate Note, 6/11/12 (144A) $  24,150
375,000   Forest City Enterprises, Inc., 7.625%, 6/1/15         161,250
                                                              $ 185,400
          Retail Real Estate Investment Trust - 0.6 %
370,000   Trustreet Properties, Inc., 7.5%, 4/1/15            $ 364,485
          Specialized Real Estate Investment Trust - 0.2 %
90,000    Health Care REIT, Inc., 6.2%, 6/1/16                $  69,506
90,000    Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)     81,000
                                                              $ 150,506
          Total Real Estate                                   $ 934,775
          Software & Services - 0.8 %
          Data Processing & Outsourced Services - 0.4 %
475,000   First Data Corp., 9.875%, 9/24/15 (144A)            $ 277,875
500,000   NCO Group, Inc., Floating Rate Note, 11/15/13         170,000
                                                              $ 447,875
          It Consulting & Other Services - 0.4 %
325,000   SunGard Data Systems, Inc., 10.25%, 8/15/15         $ 227,500
          Total Software & Services                           $ 675,375
          Technology Hardware & Equipment - 0.1 %
          Electronic Manufacturing Services - 0.1 %
60,000    Flextronics International, Ltd., 6.5%, 5/15/13      $  53,400
          Total Technology Hardware & Equipment               $  53,400
          Semiconductors - 0.2%
          Semiconductor Equipment - 0.2 %
230,000   Klac Instruments Corp., 6.9%, 5/1/18                $ 181,806
          Total Semiconductors                                $ 181,806
          Telecommunication Services - 3.3 %
          Integrated Telecommunication Services - 2.6 %
175,000   Embarq Corp., 7.082%, 6/1/16                        $ 157,500
300,000   GC Impsat Holdings I Plc, 9.872%, 2/15/17 (144A)      201,000
195,000   GCI, Inc., 7.25%, 2/15/14                             170,625
175,000   Nordic Telephone Company Holdings, Floating Rate Not  183,631
280,000   Paetec Holdings Corp., 9.5%, 7/15/15 (b)              196,000
175,000   Verizon Communications, Inc., 8.75%, 11/1/18          200,232
225,000   Windstream Corp., 8.625%, 8/1/16                      221,063
                                                              $1,330,051
          Wireless Telecommunication Services - 0.6 %
140,000   Hughes Network System LLC, 9.5%, 4/15/14            $ 125,300
360,000   Digicel, Ltd., 9.25%, 9/1/12 (144A)                   317,700
450,000   Intelsat Subsidiary Holdings Co., Ltd., 8.5%, 1/15/1  424,125
165,000   Metropcs Wireless, Inc., 9.25%, 11/1/14               159,225
75,000    Telesat Canada, 12.5%, 11/1/17                         55,500
290,000   True Move Co., Ltd., 10.75%, 12/16/13 (144A)          139,200
140,000   Vip Fin, 9.125%, 4/30/18 (144A)                        86,100
                                                              $1,307,150
          Total Telecommunication Services                    $2,637,201
          Utilities - 5.2 %
          Electric Utilities - 2.1 %
245,000   Caiua Serv Electricidad SA, 11.125%, 4/2/49 (144A)  $  89,425
100,000   CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/1  104,395
163,505   FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)   147,155
200,000   Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)    200,750
75,000    Public Service of New Mexico, 7.95%, 5/15/18           65,813
40,000    Southern California Edison Co., 5.75%, 3/15/14         43,249
310,000   TXU Energy Co., 10.25%, 11/1/15                       155,000
250,000   West Penn Power Co., 5.95%, 12/15/17                  226,478
100,000   White Pine Hydro Portfolio LLC, 7.26%, 7/20/15         89,998
                                                              $1,122,263
          Gas Utilities - 0.8 %
95,000    Inergy LP, 8.25%, 3/1/16                            $  90,250
110,000   Nakilat, Inc., 6.067%, 12/31/33 (144A)                 74,417
260,000   Nakilat, Inc., 6.267%, 12/31/33 (144A)                174,923
260,000   Transport De Gas Del Sur SA, 7.875%, 5/14/17 (144A)   148,200
                                                              $ 487,790
          Independent Power Producer & Energy Traders - 1.4 %
330,000   Intergen NV, 9.0%, 6/30/17                          $ 298,650
166,600   Juniper Generation LLC, 6.79%, 12/31/14 (144A)        150,920
250,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)      190,458
170,000   Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)     138,348
164,288   Tenaska Alabama Partners LP, 7.0%, 6/30/21 (144A)     126,750
                                                              $ 905,126
          Multi-Utilities - 0.8 %
180,000   NSG Holdings LLC, 7.75%, 12/15/25 (144A)            $ 142,200
330,571   Ormat Funding Corp., 8.25%, 12/30/20                  247,928
100,000   Public Service of New Mexico, 9.25%, 5/15/15           88,375
                                                              $ 478,503
          Total Utilities                                     $2,993,682
          TOTAL CORPORATE BONDS
          (Cost  $43,926,576)                                 $30,723,275

          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.2 %
520,209   Federal Home Loan Mortgage Corp., 4.5%, 4/1/20        536,835
309,081   Federal Home Loan Mortgage Corp., 4.5%, 7/1/20        318,959
30,189    Federal Home Loan Mortgage Corp., 5.0%, 5/1/34         31,232
86,506    Federal Home Loan Mortgage Corp., 5.0%, 6/1/35         89,444
26,240    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16        27,566
8,969     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         9,425
129,960   Federal Home Loan Mortgage Corp., 6.0%, 6/1/17        135,971
209,282   Federal National Mortgage Association, 4.0%, 7/1/18   214,632
216,801   Federal National Mortgage Association, 4.5%, 5/1/20   224,001
128,783   Federal National Mortgage Association, 4.5%, 9/1/20   133,060
118,774   Federal National Mortgage Association, 4.5%, 3/1/35   121,545
225,304   Federal National Mortgage Association, 5.0%, 12/1/21  234,123
413,424   Federal National Mortgage Association, 5.0%, 10/1/20  430,254
127,652   Federal National Mortgage Association, 5.0%, 10/1/20  132,849
598,414   Federal National Mortgage Association, 5.0%, 12/1/21  622,026
106,624   Federal National Mortgage Association, 5.0%, 2/1/20   110,965
231,361   Federal National Mortgage Association, 5.0%, 2/1/22   240,237
141,934   Federal National Mortgage Association, 5.0%, 3/1/37   146,616
580,851   Federal National Mortgage Association, 5.0%, 6/1/22   603,135
41,145    Federal National Mortgage Association, 5.5%, 12/1/18   43,148
19,540    Federal National Mortgage Association, 5.5%, 3/1/18    20,491
50,770    Federal National Mortgage Association, 5.5%, 4/1/19    53,304
177,509   Federal National Mortgage Association, 5.5%, 5/1/34   184,789
2,690     Federal National Mortgage Association, 6.0% 11/1/32    2,826
4,314     Federal National Mortgage Association, 6.0%, 12/1/31   4,538
5,908     Federal National Mortgage Association, 6.0%, 2/1/32    6,223
1,041,724 Federal National Mortgage Association, 6.0%, 7/1/37  1,089,245
2,702     Federal National Mortgage Association, 6.5%, 10/1/31   2,871
5,632     Federal National Mortgage Association, 6.5%, 2/1/32    5,985
714       Federal National Mortgage Association, 6.5%, 7/1/31     759
808       Federal National Mortgage Association, 7.0%, 9/1/29     873
371,152   Government National Mortgage Association, 4.5%, 4/15  380,380
82,899    Government National Mortgage Association, 4.5%, 5/15   84,999
160,314   Government National Mortgage Association, 4.5%, 9/15  164,425
58,773    Government National Mortgage Association, 5.0%, 4/15   61,127
161,836   Government National Mortgage Association, 5.0%, 4/15  168,318
129,753   Government National Mortgage Association, 5.5%, 1/15  135,505
212,679   Government National Mortgage Association, 5.5%, 10/1  224,226
249,426   Government National Mortgage Association, 5.5%, 4/15  260,483
318,031   Government National Mortgage Association, 5.5%, 6/15  331,930
32,463    Government National Mortgage Association, 5.5%, 7/15   33,902
286,516   Government National Mortgage Association, 5.5%, 11/1  299,038
11,638    Government National Mortgage Association, 6.0%, 5/15   12,283
27,569    Government National Mortgage Association, 6.0%,  9/1   28,997
28,855    Government National Mortgage Association, 6.0%, 06/1   30,350
35,906    Government National Mortgage Association, 6.0%, 10/1   37,767
16,544    Government National Mortgage Association, 6.0%, 2/15   17,402
4,317     Government National Mortgage Association, 6.0%, 3/15   4,541
26,111    Government National Mortgage Association, 6.0%, 3/15   27,464
25,441    Government National Mortgage Association, 6.0%, 3/15   26,683
608,327   Government National Mortgage Association, 6.0%, 4/15  636,433
11,698    Government National Mortgage Association, 6.0%, 6/15   12,346
28,162    Government National Mortgage Association, 6.0%, 7/15   29,621
38,109    Government National Mortgage Association, 6.0%, 7/15   40,084
81,486    Government National Mortgage Association, 6.0%, 8/15   85,597
101,707   Government National Mortgage Association, 6.0%, 8/15  106,724
67,740    Government National Mortgage Association, 6.0%, 9/15   71,251
11,067    Government National Mortgage Association, 6.0%, 9/15   11,641
5,384     Government National Mortgage Association, 6.5%, 1/15   5,733
14,152    Government National Mortgage Association, 6.5%, 11/1   15,103
9,934     Government National Mortgage Association, 6.5%, 2/15   10,565
14,761    Government National Mortgage Association, 6.5%, 3/15   15,717
11,274    Government National Mortgage Association, 6.5%, 3/15   11,990
1,963     Government National Mortgage Association, 6.5%, 6/15   2,091
321       Government National Mortgage Association, 7.0%, 3/15    345
8,156     Government National Mortgage Association, 7.5%, 5/15   8,719
1,674     Government National Mortgage Association, I, 7.0%, 3   1,801
81,157    Government National Mortgage Association II, 5.5%, 3   84,588
146,515   Government National Mortgage Association II, 6.0%, 1  153,354
130,000   U.S. Treasury Bonds, 6.25%, 8/15/23                   171,031
5,234     U.S. Treasury Inflation Notes, 2.375%, 1/15/17         5,558
788,000   U.S. Treasury Notes, 4.375%, 2/15/38                  895,119
255,000   U.S. Treasury Notes, 4.5%, 5/15/38                    297,713
62,000    U.S. Treasury Notes 5.0%, 5/15/37                      77,132
215,000   U.S. Treasury Notes, 8.75%, 5/15/17 (b)               310,137
                                                              $11,168,140
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost  $10,563,502)                                 $11,168,140

          FOREIGN GOVERNMENT BONDS - 7.2 %
195,000,00Banco Nac De Desen Econo, 8.0%, 4/28/10             $ 136,447
275,000   Bank of Korea Import/Export, 8.125%, 1/21/14          284,248
3,445,000 Government of Sweden, 5.25%, 3/15/11                  452,212
2,955,000 Government of Sweden, 5.5%, 10/8/12                   404,077
810,000   Government of France, 3.75%, 4/25/17                 1,107,116
80,581,600Japan Government CPI Link, 1.1%, 12/10/16             703,595
100,000   Korea Development Bank, 5.3%, 1/17/13                  92,760
1,320,000 Norwegian Government, 6.0%, 5/16/11                   212,084
1,500,000 Norwegian Government, 5.5%, 5/15/09                   223,996
532,000   Ontario Province, 5.5%, 4/23/13                       373,131
207,000   Queensland Treasury, 6.0%, 8/14/13                    152,320
184,536   Republic of Columbia, 9.75%, 4/9/2011                 197,453
50,000    Republic of Peru, 7.125%, 3/30/19                      50,445
                                                              $4,389,884
          TOTAL FOREIGN GOVERNMENT BONDS
          (Cost  $4,341,898)                                  $4,389,884

          MUNICIPAL BONDS - 1.7 %
          Municipal  Airport - 0.2 %
175,000   New Jersey Economic Development Authority Special
          Facility Revenue, 7.0%, 11/15/30                    $ 115,518
50,000    New Jersey Economic Development Authority, 6.25%, 9/   30,280
                                                              $ 145,798
          Municipal  General - 0.5 %
135,000   State of California, 5.75%, 4/1/31                  $ 132,523
200,000   Wisconsin State General, 5.75%, 5/1/33                201,358
                                                              $ 333,881
          Municipal  Higher Education - 1.0 %
295,000   California State University Revenue, 5.0%, 11/1/39  $ 277,837
300,000   Connecticut State Health & Educational, 5.0%, 7/1/42  303,066
                                                              $ 580,903
          TOTAL MUNICIPAL BONDS
          (Cost  $1,084,293)                                  $1,060,582

          SENIOR FLOATING RATE LOAN INTERESTS - 5.8 % **
          Energy - 0.2 %
          Integrated Oil & Gas - 0.2 %
159,200   Hudson Products Holdings, Inc., Term Loan, 8.0%, 8/2$ 112,236
          Total Energy                                        $ 112,236
          Materials - 0.4 %
          Steel - 0.4 %
232,070   Algoma Steel, Inc., Term Loan%, 6/20/13             $ 135,181
196,500   Niagara Corp., Term Loan, 6/29/14                     112,005
                                                              $ 247,186
          Total Materials                                     $ 247,186
          Capital Goods - 0.5 %
          Aerospace & Defense - 0.3 %
281,935   Aeroflex, Inc., Tranche B-1 Term Loan, 8/15/14      $ 181,848
          Construction & Engineering - 0.2 %
34,524    Custom Building Products, Inc., 1st Lien Term Loan, $  23,822
77,395    URS Corp., Tranche B Term, 5/15/13                     73,009
                                                              $  96,831
          Total Capital Goods                                 $ 278,679
          Commercial Services & Supplies - 0.4 %
          Diversified Support Services - 0.1 %
250,000   J.G.Wentworth, 1st Lien, 3/1/14                     $  30,000
          Total Commercial Services & Supplies                $  30,000
          Transportation - 0.1 %
          Air Freight & Couriers - 0.0 %
16,988    Ceva Group Plc, Additional Pre-Funded Term Loan, 11/$  8,494
45,124    Ceva Group Plc, U.S. Term Loan, 11/4/13                22,562
                                                              $  31,056
          Total Transportation                                $  31,056
          Automobiles & Components - 0.3 %
          Tires & Rubber - 0.3 %
230,000   Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30$ 163,875
          Total Automobiles & Components                      $ 163,875
          Consumer Durables & Apparel - 0.3 %
          Homebuilding - 0.1 %
237,139   LandSource Communities Development LLC, Roll-Up
          Facility Loan, 5/31/09 (PIK)                        $  55,320
          Housewares & Specialties - 0.2 %
147,375   Jarden Corp., Term B3 Loan, 1/24/12                 $ 133,954
          Total Consumer Durables & Apparel                   $ 189,274
          Consumer Services - 0.3 %
          Casinos & Gaming - 0.2 %
58,333    Gateway Casinos & Entertainment, Delayed Draw Term L$  26,717
288,021   Gateway Casinos & Entertainment, Term Advance Loan,   131,914
                                                              $ 158,631
          Total Consumer Services                             $ 158,631
          Media - 0.2 %
          Cable & Satellite - 0.1 %
99,000    Charter Communications, Incremental Term Loan, 3/6/1$  92,070
          Total Media                                         $  92,070
          Retailing - 0.3 %
          Specialty Stores - 0.3 %
243,255   Sally Holdings LLC, Term B Loan, 11/18/13           $ 208,348
          Total Retailing                                     $ 208,348
          Health Care Equipment & Services - 1.0 %
          Health Care Equipment - 0.4 %
305,107 Talecris Biotherapeutics Holdings Corp., 1st Lien Te$ 277,648 Health Care Facilities - 0.5 %
116,064   CHS/Community Health Systems, Inc., Funded Term Loan$ 100,599
5,921     CHS/Community Health Systems, Inc., Delayed Draw, 7/   5,132
192,544   Sun Health Care Group, Inc., Term Loan, 4/12/14       164,946
40,230    Sun Health Care Group, Inc., Synthetic Term C Loan,    34,464
                                                              $ 305,141
          Total Health Care Equipment & Services              $ 582,789
          Insurance - 0.3 %
          Insurance Brokers - 0.2 %
246,250   Alliant Holdings I, Inc., Term Loan, 8/21/14        $ 182,225
          Total Insurance                                     $ 182,225
          Technology Hardware & Equipment - 0.5 %
          Electronic Equipment & Instruments - 0.5 %
86,420    H3C Co., Ltd., Tranche B Term Loan, 9/28/12         $  69,196
78,000    L-1 Identity Solutions, Inc., Term Loan, 7/31/13       75,840
194,560   Scitor Corp., Term Loan, 9/28/14                      172,186
                                                              $ 317,222
          Total Technology Hardware & Equipment               $ 317,222
          Semiconductors - 0.4%
          Semiconductor Equipment - 0.4 %
76,953    Flextronics Semiconductor, A1A Delayed Draw Term Loa$  50,294
267,796   Flextronics Semiconductor, Closing Date Loan, 10/1/1  175,024
97,079    Freescale Semiconductor, Inc., Term Loan, 11/29/13     40,470
69,638    Freescale Semiconductor, Inc., Incremental Term, 12/   36,299
                                                              $ 302,087
          Total Semiconductors                                $ 302,087
          Telecommunication Services - 0.7 %
          Integrated Telecommunication Services - 0.3 %
21,097    Telesat Canada, U.S. Term Loan II, 10/31/14         $  18,543
245,631   Telesat Canada, U.S. Term Loan I, 10/31/14            215,892
                                                              $ 234,435
          Wireless Telecommunication Services - 0.3 %
234,848   Stratos Global Corp., Term B Facility, 2/13/12      $ 208,232
          Total Telecommunication Services                    $ 442,667
          Utilities - 0.4 %
          Independent Power Producer & Energy Traders - 0.4 %
225,987   Calpine Corp., First Priority Term, 3/31/14         $ 173,241
52,999    NRG Energy, Inc., Term Loan, 2/1/13                    47,847
28,511    NRG Energy, Inc., Credit Linked Term Loan, 2/1/13      25,737
                                                              $ 246,825
          Total Utilities                                     $ 246,825
          TOTAL SENIOR FLOATING RATE LOAN INTERESTS
          (Cost  $4,967,185)                                  $3,585,170

          TEMPORARY CASH INVESTMENTS - 3.2 %
          Securities Lending Collateral  - 3.2 % (c)
          Certificates of Deposit:                            $  47,855
47,855    Abbey National Plc, 1.58%, 8/13/09                     47,854
47,854    Bank of Nova Scotia, 1.58%, 5/5/09                     76,530
76,530    Bank of Scotland NY, 1.45%, 6/5/09                     86,140
86,140    Barclays Bank, 1.13%, 5/27/09                          86,140
86,140    DnB NOR Bank ASA NY, 1.5%, 6/5/09                      87,671
87,671    Intesa SanPaolo S.p.A., 1.03%, 5/22/09                 5,551
5,551     Nordea NY, 0.52%, 4/9/09                               71,783
71,783    Royal Bank of Canada NY, 1.44%, 8/7/09                 86,140
86,140    Svenska Bank NY, 1.73%, 7/8/09                         95,711
95,711    CBA, 1.31%, 7/16/09                                    95,711
95,711    Societe Generale, 1.75%, 9/4/09                        95,711
95,711    U.S. Bank NA, 1.35%, 8/24/09                        $ 882,795

          Commercial Paper:                                   $  95,711
95,711    Monumental Global Funding, Ltd., 1.64%, 8/17/09        47,855
47,855    CME Group, Inc., 1.44%, 8/6/09                         93,988
93,988    American Honda Finance Corp., 1.29%, 7/14/09           95,711
95,711    HSBC Bank, Inc., 1.64%, 8/14/09                        23,928
23,928    IBM, 1.47%, 9/25/09                                    86,140
86,140    MetLife Global Funding, 1.71%, 6/12/09                 86,140
86,140    New York Life Global, 1.37%, 9/4/09                    81,354
81,354    Westpac Banking Corp., 0.94%, 6/1/09                $ 610,826

          Tri-party Repurchase Agreements:                    $ 287,132
287,132   Deutsche Bank, 0.21%, 4/1/09                           79,640
79,640    Barclays Capital Markets, 0.2%, 4/1/09              $ 366,772
Shares    Money Market Mutual Fund:
95,711    JPMorgan, U.S. Government Money Market Fund         $  95,711
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $1,956,103)                                  $1,956,103

          TOTAL INVESTMENT IN SECURITIES - 100.8%
          (Cost  $76,376,984)                                 $61,699,263

          OTHER ASSETS AND LIABILITIES - (0.8)%               $(476,047)

          TOTAL NET ASSETS - 100.0%                           $61,223,216

*         Non-Income producing security.

PIK       Represents a pay in kind security.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2009, the value of these securities amounted to $9,354,649 or 15.3% of total net assets.

** Senior Floating Rate Note loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
          Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal Income tax purposes of $76,383,644 was as follows:

          Aggregate gross unrealized loss for all investments in which
          there is an excess of value over tax cost             $ 1,407,443

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (16,091,824)

          Net unrealized loss                                  $(14,684,381)

(b)       At March 31, 2009, the following securities were out on loan:

Principal
Amount ($)                    Description                        Value
660,000   Ainsworth Lumber, 11.0%, 7/29/15 (144A)               191,398
128,000   Allison Transmission, 11.0%, 11/1/15 (144A)           60,800
232,000   Angiotech Pharmaceutical, 7.75%, 4/1/14               66,120
277,000   BE Aerospace, Inc., 8.5%, 7/1/18                      230,949
406,000   Central Garden, 9.125%, 2/1/13                        320,740
100,000   Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)              64,000
200,000   Ford Motor Credit Co., 5.7%, 1/15/10                  171,312
43,000    Graham Packaging Co., 8.5%, 10/15/12                  33,003
8,000     MBIA, Inc., Floating Rate Note, 1/15/33  (144A)        2,480
190,000   Paetec Holdings, 9.5%, 7/15/15                        133,000
18,000    Sally Holdings, 9.25%, 11/15/14 (144A)                127,913
110,000   Sandridge Energy, Inc., Floating Rate Note, 4/1/14    66,065
108,000   Sibacademfinance Plc, 9.0%, 5/12/09 (144A)            108,158
2,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)              400
42        U.S. Treasury Notes, 8.75%, 5/15/17                     61
150,000   Wells Fargo Home Equity Trust, Floating Rate Note, 11 112,520
179,000   Yankee Acquisition Corp., 9.75%, 2/15/17              85,920
          Total                                               $1,774,839


**        Indicates pending sale at 3.31.09

 (c)      Debt obligation with a variable interest rate.
          Rate shown is rate at period end.

(d)       Security lending collateral is managed by Credit Suisse.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2009, in valuing the Fund's assets:

Valuation Inputs                                               Investments
                                                             in Securities
Level 1 - Quoted Prices                                       $ 332,166
Level 2 - Other Significant Observable Inputs                  61,367,097
Level 3 - Significant Unobservable Inputs                          0
Total                                                         $61,699,263


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.